UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Semi-Annual Shareholder Report: March 31, 2026

International Equity Fund

SEI Institutional International Trust/Class F Shares - SEITX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$55	1.07%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,471,188	1,008	$9,211	36%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	20.1%
Sweden	2.1%
U.S. Treasury Obligation	2.5%
Spain	2.6%
Australia	2.7%
Italy	3.8%
Switzerland	4.3%
Netherlands	5.5%
France	6.8%
Germany	8.0%
United States	8.9%
United Kingdom	12.6%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.59%, 8/27/2026	2.5%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.3%
Equinor ASA	1.1%
GSK PLC	1.1%
ING Groep NV	1.0%
Sanofi SA	0.8%
BASF SE	0.8%
Daimler Truck Holding AG	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEITX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

International Equity Fund

SEI Institutional International Trust/Class I Shares - SEEIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$68	1.32%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,471,188	1,008	$9,211	36%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	20.1%
Sweden	2.1%
U.S. Treasury Obligation	2.5%
Spain	2.6%
Australia	2.7%
Italy	3.8%
Switzerland	4.3%
Netherlands	5.5%
France	6.8%
Germany	8.0%
United States	8.9%
United Kingdom	12.6%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.59%, 8/27/2026	2.5%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.3%
Equinor ASA	1.1%
GSK PLC	1.1%
ING Groep NV	1.0%
Sanofi SA	0.8%
BASF SE	0.8%
Daimler Truck Holding AG	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEEIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

International Equity Fund

SEI Institutional International Trust/Class Y Shares - SEFCX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$43	0.83%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,471,188	1,008	$9,211	36%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	20.1%
Sweden	2.1%
U.S. Treasury Obligation	2.5%
Spain	2.6%
Australia	2.7%
Italy	3.8%
Switzerland	4.3%
Netherlands	5.5%
France	6.8%
Germany	8.0%
United States	8.9%
United Kingdom	12.6%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.59%, 8/27/2026	2.5%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.3%
Equinor ASA	1.1%
GSK PLC	1.1%
ING Groep NV	1.0%
Sanofi SA	0.8%
BASF SE	0.8%
Daimler Truck Holding AG	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEFCX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Emerging Markets Equity Fund

SEI Institutional International Trust/Class F Shares - SIEMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$62	1.20%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,543,748	462	$5,636	37%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	9.4%
Saudi Arabia	1.4%
United States	1.6%
Poland	1.7%
United Arab Emirates	1.7%
Indonesia	2.0%
Mexico	2.3%
South Africa	4.0%
Brazil	6.6%
India	9.6%
South Korea	16.2%
Taiwan	19.5%
China	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	9.9%
Samsung Electronics Co Ltd	4.5%
Tencent Holdings Ltd	3.0%
SK hynix Inc	2.4%
Alibaba Group Holding Ltd	2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.5%
Samsung Electronics Co Ltd, Preference	1.5%
Naspers Ltd, Cl N	1.1%
Delta Electronics Inc	1.0%
Grupo Financiero Banorte SAB de CV, Cl O	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIEMX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Emerging Markets Equity Fund

SEI Institutional International Trust/Class Y Shares - SEQFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$50	0.95%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,543,748	462	$5,636	37%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	9.4%
Saudi Arabia	1.4%
United States	1.6%
Poland	1.7%
United Arab Emirates	1.7%
Indonesia	2.0%
Mexico	2.3%
South Africa	4.0%
Brazil	6.6%
India	9.6%
South Korea	16.2%
Taiwan	19.5%
China	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	9.9%
Samsung Electronics Co Ltd	4.5%
Tencent Holdings Ltd	3.0%
SK hynix Inc	2.4%
Alibaba Group Holding Ltd	2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.5%
Samsung Electronics Co Ltd, Preference	1.5%
Naspers Ltd, Cl N	1.1%
Delta Electronics Inc	1.0%
Grupo Financiero Banorte SAB de CV, Cl O	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEQFX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

International Fixed Income Fund

SEI Institutional International Trust/Class F Shares - SEFIX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$48	0.96%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$388,452	565	$574	110%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Total Return Swaps	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Forward Contracts	1.3%
Other Countries	23.6%
Supra-National	2.8%
Spain	3.2%
Mexico	3.6%
Canada	4.1%
China	4.4%
France	5.5%
U.S. Treasury Obligation	5.7%
United Kingdom	6.5%
Australia	7.1%
Germany	7.6%
Japan	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Japan Government Thirty Year Bond	2.300%	03/20/40	3.8%
French Republic Government Bond	3.500%	11/25/33	3.6%
German Federal Government Bond	2.600%	05/15/41	3.0%
United Kingdom Gilt	4.750%	10/22/35	3.0%
Spanish Government Bond	3.000%	01/31/33	2.6%
U.S. Treasury Note	4.500%	02/15/44	2.3%
Japan Government Two Year Bond	0.800%	03/01/27	1.8%
U.S. Treasury Note	3.750%	04/30/27	1.7%
U.S. Treasury Note	2.250%	11/15/27	1.7%
Province of British Columbia Canada	4.000%	06/18/35	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEFIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

International Fixed Income Fund

SEI Institutional International Trust/Class Y Shares - SIFIX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$35	0.71%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$388,452	565	$574	110%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Total Return Swaps	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Forward Contracts	1.3%
Other Countries	23.6%
Supra-National	2.8%
Spain	3.2%
Mexico	3.6%
Canada	4.1%
China	4.4%
France	5.5%
U.S. Treasury Obligation	5.7%
United Kingdom	6.5%
Australia	7.1%
Germany	7.6%
Japan	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Japan Government Thirty Year Bond	2.300%	03/20/40	3.8%
French Republic Government Bond	3.500%	11/25/33	3.6%
German Federal Government Bond	2.600%	05/15/41	3.0%
United Kingdom Gilt	4.750%	10/22/35	3.0%
Spanish Government Bond	3.000%	01/31/33	2.6%
U.S. Treasury Note	4.500%	02/15/44	2.3%
Japan Government Two Year Bond	0.800%	03/01/27	1.8%
U.S. Treasury Note	3.750%	04/30/27	1.7%
U.S. Treasury Note	2.250%	11/15/27	1.7%
Province of British Columbia Canada	4.000%	06/18/35	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIFIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Emerging Markets Debt Fund

SEI Institutional International Trust/Class F Shares - SITEX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$52	1.02%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$936,762	1,042	$1,767	41%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.2%
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.1%
Purchased Options	0.1%
Forward Contracts	0.1%
Other Countries	41.7%
Nigeria	2.1%
U.S. Treasury Obligation	2.2%
Peru	3.0%
Turkey	3.3%
Romania	3.5%
Brazil	4.1%
Poland	4.5%
Colombia	4.7%
South Africa	5.2%
Malaysia	6.2%
Indonesia	6.3%
Mexico	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.2%
Peru Government Bond	5.400%	08/12/34	1.1%
Malaysia Government Bond	3.900%	11/30/26	1.0%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Mexican Bonos	8.500%	03/01/29	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%
Brazilian Government International Bond	7.250%	01/12/56	0.8%
Mexican Bonos	8.000%	04/15/32	0.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SITEX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Emerging Markets Debt Fund

SEI Institutional International Trust/Class Y Shares - SIEDX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$39	0.77%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$936,762	1,042	$1,767	41%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.2%
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.1%
Purchased Options	0.1%
Forward Contracts	0.1%
Other Countries	41.7%
Nigeria	2.1%
U.S. Treasury Obligation	2.2%
Peru	3.0%
Turkey	3.3%
Romania	3.5%
Brazil	4.1%
Poland	4.5%
Colombia	4.7%
South Africa	5.2%
Malaysia	6.2%
Indonesia	6.3%
Mexico	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.2%
Peru Government Bond	5.400%	08/12/34	1.1%
Malaysia Government Bond	3.900%	11/30/26	1.0%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Mexican Bonos	8.500%	03/01/29	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%
Brazilian Government International Bond	7.250%	01/12/56	0.8%
Mexican Bonos	8.000%	04/15/32	0.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIEDX-SAR-2026

(b)             Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

March 31, 2026

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional International Trust

International Equity Fund

Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	68
Statements of Operations	70
Statements of Changes in Net Assets	71
Financial Highlights	73
Notes to Financial Statements	75
Other Information (Form N-CSRS Items 8-11) (Unaudited)	94

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%
Australia — 2.7%
Communication Services — 0.0%
REA Group Ltd	14,270	$1,552

Consumer Discretionary — 0.3%
Aristocrat Leisure Ltd	219,571	6,928
Eagers Automotive Ltd	77,780	1,214
Lottery Corp Ltd/The	590,451	2,189
		10,331
Consumer Staples — 0.0%
GrainCorp Ltd, Cl A	1,859	8

Energy — 0.3%
Beach Energy	876,112	768
Whitehaven Coal Ltd	210,415	1,348
Woodside Energy Group Ltd	262,170	6,177
Yancoal Australia Ltd	450,938	2,582
		10,875
Financials — 0.4%
ANZ Group Holdings Ltd	96,197	2,401
Helia Group Ltd	109,333	398
HUB24 Ltd	18,135	1,054
Magellan Financial Group Ltd	99,194	677
Medibank Pvt Ltd	983,135	2,953
National Australia Bank Ltd	94,014	2,699
QBE Insurance Group Ltd	182,442	2,673
		12,855
Health Care — 0.2%
Ansell Ltd	79,353	1,546
Cochlear Ltd	14,274	1,667
Pro Medicus Ltd	33,709	2,758
Regis Healthcare Ltd	11,851	50
		6,021
Industrials — 0.3%
Brambles Ltd	330,111	5,143
Computershare Ltd	72,759	1,424
Downer EDI Ltd	138,664	737
GenusPlus Group Ltd	7,212	36
Monadelphous Group Ltd	4,192	80
Qantas Airways Ltd	426,855	2,489
Service Stream Ltd	43,541	58
SRG Global Ltd	155,456	265
Ventia Services Group Pty Ltd	28,566	103
		10,335
Information Technology — 0.0%
Bravura Solutions Ltd	19,803	28
Codan Ltd	90,522	1,978
		2,006
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.9%
BHP Group Ltd	144,355	$5,185
BlueScope Steel Ltd	46,178	830
Capricorn Metals Ltd	121,818	956
Dyno Nobel Ltd	184,557	399
Evolution Mining Ltd	235,549	2,106
Fortescue Ltd	287,090	4,072
Genesis Minerals Ltd *	207,746	868
Imdex Ltd	73,124	198
Northern Star Resources Ltd	51,952	750
OceanaGold Corp	37,600	1,182
Orica Ltd	183,356	2,558
Orora Ltd	772,829	1,008
Perseus Mining Ltd	992,684	3,610
Ramelius Resources Ltd	932,657	2,410
Regis Resources Ltd	280,833	1,321
Resolute Mining Ltd *	1,608,940	1,579
Sandfire Resources Ltd *	59,866	682
South32 Ltd	299,848	901
Vault Minerals Ltd	24,250	72
West African Resources Ltd *	63,257	143
Zimplats Holdings Ltd *	4,323	52
		30,882
Real Estate — 0.2%
Charter Hall Group ‡	208,921	2,702
Charter Hall Retail REIT ‡	276,428	726
Dexus ‡	610,390	2,498
GPT Group/The ‡	26,642	84
Region Group ‡	353,898	553
Servcorp Ltd	11,858	56
Waypoint REIT Ltd ‡	336,180	545
		7,164
Utilities — 0.1%
AGL Energy Ltd	293,318	1,993
Origin Energy Ltd	124,486	1,064
		3,057
Total Australia		95,086

Austria — 1.2%

Energy — 0.2%
OMV AG	85,706	6,250

Financials — 0.7%
BAWAG Group AG	1,523	231
Erste Group Bank AG	146,054	15,728
Raiffeisen Bank International AG	113,974	4,865
UNIQA Insurance Group AG	59,028	1,031
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,745	1,611
		23,466
Industrials — 0.1%
ANDRITZ AG	32,958	2,285

SEI Institutional International Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FACC AG *	1,900	$29
Oesterreichische Post AG	15,468	617
Palfinger AG	11,122	440
Porr Ag	26,361	1,098
		4,469
Information Technology — 0.0%
ams-OSRAM AG *	55,562	589

Materials — 0.2%
voestalpine AG	190,549	8,428
Total Austria		43,202

Belgium — 1.2%

Communication Services — 0.0%
Proximus SADP	50,955	411

Consumer Discretionary — 0.0%
D'ieteren Group	5,332	984

Financials — 0.8%
Ageas SA/NV	77,585	5,693
Groupe Bruxelles Lambert NV	4,675	424
KBC Group NV	158,491	19,337
		25,454
Health Care — 0.3%
Fagron	14,249	357
UCB SA	32,162	9,660
		10,017
Industrials — 0.0%
Deme Group NV	4,616	1,000
Jensen-Group NV	472	35
		1,035
Information Technology — 0.0%
Barco NV	10,143	113
EVS Broadcast Equipment SA	709	27
Materialise NV ADR *	6,532	32
		172
Materials — 0.1%
Bekaert SA	20,427	959
Umicore SA	115,213	2,191
		3,150
Total Belgium		41,223

Bermuda — 0.0%

Industrials — 0.0%
Himalaya Shipping Ltd	11,429	149

Brazil — 0.8%

Consumer Staples — 0.3%
Ambev SA	3,108,000	9,076
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.2%
Banco do Brasil SA	1,464,400	$6,467

Materials — 0.3%
Vale SA	297,300	4,695
Yara International ASA	121,789	7,077
		11,772
Total Brazil		27,315

Canada — 0.9%

Consumer Discretionary — 0.5%
A&W Food Services of Canada Inc	628	17
Aritzia Inc *	3,100	252
Exco Technologies Ltd	7,454	41
Magna International Inc, Cl A	289,018	16,102
Martinrea International Inc	52,481	351
		16,763
Energy — 0.1%
Enerflex Ltd	191,100	3,985
Ensign Energy Services Inc *	31,927	83
Journey Energy Inc *	14,400	56
Paramount Resources Ltd, Cl A	12,900	275
Pason Systems Inc	3,633	34
		4,433
Financials — 0.1%
AGF Management Ltd, Cl B	14,781	214
Bank of Nova Scotia/The	12,000	830
Canaccord Genuity Group Inc	38,300	327
Canadian Imperial Bank of Commerce	12,800	1,209
National Bank of Canada	2,800	361
Sprott Inc	2,200	313
		3,254
Health Care — 0.0%
Knight Therapeutics Inc *	5,800	31

Industrials — 0.0%
Chorus Aviation Inc	4,457	72
Finning International Inc	10,800	666
		738
Information Technology — 0.0%
Celestica Inc *	564	159

Materials — 0.2%
Amerigo Resources Ltd	116,715	421
Centerra Gold Inc, Cl Common Subs. Receipt	12,746	226
Dynacor Group Inc	9,700	41
Fortuna Mining Corp *	182,800	1,812
Gold Royalty Corp *	32,636	117
Hudbay Minerals Inc	146,400	3,056
Imperial Metals Corp *	24,700	137

2	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mako Mining Corp *	15,800	$101
Santacruz Silver Mining Ltd *	51,025	442
SSR Mining Inc *	6,812	200
Thor Explorations Ltd	213,200	214
Torex Gold Resources Inc	11,700	535
		7,302
Total Canada		32,680

Chile — 0.0%

Materials — 0.0%
Lundin Mining Corp, Cl Common Subs. Receipt	39,700	987

China — 1.9%

Consumer Discretionary — 0.7%
Alibaba Group Holding Ltd	764,154	11,980
China Beststudy Education Group	629,000	276
Haier Smart Home Co Ltd, Cl A	2,957,539	7,924
Luyuan Group Holding Cayman Ltd	10,000	16
Prosus NV	53,956	2,490
		22,686
Consumer Staples — 0.1%
Wilmar International Ltd	874,373	2,618

Financials — 0.3%
China Merchants Bank Co Ltd, Cl H	1,498,342	9,522

Industrials — 0.6%
KLN Logistics Group Ltd	227,315	192
SITC International Holdings Co Ltd	2,476,698	10,846
Yangzijiang Shipbuilding Holdings Ltd	3,562,419	10,545
		21,583
Information Technology — 0.0%
VSTECS Holdings Ltd	1,594,000	1,758

Materials — 0.0%
Ximei Resources Holding Ltd	10,000	18

Real Estate — 0.2%
China Overseas Land & Investment Ltd	5,429,421	8,098
Total China		66,283

Cote d'Ivoire — 0.0%

Materials — 0.0%
Endeavour Mining PLC	23,799	1,429

Denmark — 1.0%

Consumer Discretionary — 0.0%
Pandora A/S	326	23

Financials — 0.7%
AL Sydbank	5,507	441
Danske Bank A/S	326,329	16,032
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jyske Bank A/S	19,617	$2,684
Ringkjoebing Landbobank A/S	22,650	5,429
		24,586
Health Care — 0.1%
Genmab A/S *	11,779	3,163
Novo Nordisk A/S ADR	21,444	788
		3,951
Industrials — 0.2%
D/S Norden A/S	624	29
Dfds A/S *	5,043	82
ISS A/S	50,412	1,830
Per Aarsleff Holding A/S	21,520	2,484
Vestas Wind Systems A/S	69,978	2,105
		6,530
Total Denmark		35,090
Finland — 1.6%

Communication Services — 0.0%
Sanoma Oyj	25,237	260

Consumer Discretionary — 0.0%
Verkkokauppa.com Oyj *	17,687	70

Consumer Staples — 0.0%
Anora Group Oyj	33,377	153

Energy — 0.1%
Neste Oyj	70,122	2,272

Financials — 0.2%
Nordea Bank Abp	496,406	8,521

Health Care — 0.2%
Orion Oyj, Cl B	80,018	6,447

Industrials — 0.8%
GRK Infra Oyj *	1,442	20
Kalmar Oyj, Cl B	11,321	572
Kone Oyj, Cl B	80,541	5,126
Konecranes Oyj	114,483	3,746
Lassila & Tikanoja Oyj *	2,160	18
Luotea Plc	2,160	6
Metso Oyj	375,297	6,484
Wartsila OYJ Abp, Cl B	267,932	9,948
		25,920
Information Technology — 0.3%
Bittium Oyj	10,414	439
F-Secure Oyj	28,131	53
Incap Oyj *	3,807	41
Nokia Oyj	521,966	4,174
Nokia Oyj ADR	856,837	6,889

SEI Institutional International Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scanfil Oyj	782	$10
		11,606
Utilities — 0.0%
Fortum Oyj	44,327	1,130
Total Finland		56,379

France — 6.8%

Communication Services — 0.6%
Canal+ SA	402,246	1,066
IPSOS SA	20,201	795
JCDecaux SE *	15,268	330
Orange SA	169,961	3,474
Publicis Groupe SA	179,393	14,802
		20,467
Consumer Discretionary — 1.6%
Accor SA	105,874	5,062
Cie Generale des Etablissements Michelin SCA	700,129	23,910
Hermes International SCA	1,574	2,972
LVMH Moet Hennessy Louis Vuitton SE	39,173	21,347
Trigano SA	4,657	764
Valeo SE	115,612	1,411
		55,466
Consumer Staples — 0.4%
Carrefour SA	297,017	5,482
Danone SA	207	16
L'Oreal SA	21,110	8,592
		14,090
Energy — 0.6%
Gaztransport Et Technigaz SA	11,308	2,651
North Atlantic Energies	5,579	429
TotalEnergies SE	179,936	16,462
		19,542
Financials — 0.9%
Amundi SA	139,962	11,990
AXA SA	56,670	2,596
BNP Paribas SA	66,703	6,334
Coface SA	65,631	1,139
SCOR SE	89,101	3,175
Societe Generale SA	103,971	7,568
VIEL & Cie SA	2,891	50
		32,852
Health Care — 0.2%
EssilorLuxottica SA	14,067	3,268
Ipsen SA	26,045	4,852
		8,120
Industrials — 1.6%
Air France-KLM *	129,399	1,307
Airbus SE	28,566	5,384
Bouygues SA	76,830	4,439
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie de Saint-Gobain SA	337	$28
Derichebourg SA	6,556	62
Eiffage SA	31,544	4,822
Elis SA	33,851	956
Legrand SA	18,597	2,880
Rexel SA	384,390	15,184
Safran SA	16,814	5,485
Societe BIC SA	9,353	583
Teleperformance SE	238,140	13,950
		55,080
Information Technology — 0.0%
Alten SA	7,705	476
Dassault Systemes SE	23,944	483
Neurones	996	41
		1,000
Materials — 0.4%
Arkema SA	181,979	12,455

Real Estate — 0.2%
Carmila SA, Strike Price 866859 ‡	29,577	573
Covivio SA/France ‡	28,949	1,725
Klepierre SA ‡	103,115	3,859
		6,157
Utilities — 0.3%
Engie SA	297,227	9,549
Rubis SCA	39,805	1,608
		11,157
Total France		236,386

Gabon — 0.0%

Energy — 0.0%
BW Energy Ltd *	42,781	274

Georgia — 0.1%

Financials — 0.1%
Lion Finance Group PLC	16,143	1,996
TBC Bank Group PLC	24,207	1,317
		3,313
Total Georgia		3,313

Germany — 7.5%

Communication Services — 0.4%
Borussia Dortmund GmbH & Co KGaA	40,992	144
CTS Eventim AG & Co KGaA	47,358	2,765
Deutsche Telekom AG	254,646	9,474
Scout24 SE	9,528	733
Trivago NV ADR *	4,663	13
		13,129
Consumer Discretionary — 0.8%
Aumovio SE *	14,287	558
Auto1 Group SE *	887	16
Bayerische Motoren Werke AG	10,424	961

4	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Continental AG	153,550	$10,685
Hornbach Holding AG & Co KGaA	4,790	451
HUGO BOSS AG	65,368	2,821
Mercedes-Benz Group AG	187,261	11,473
Schaeffler AG	31,741	264
TUI AG	96,799	760
Westwing Group SE *	1,946	31
Zeal Network SE	44	2
		28,022
Energy — 0.0%
Friedrich Vorwerk Group SE	10,064	830

Financials — 1.0%
Commerzbank AG	180,245	6,554
Deutsche Bank AG	164,014	4,866
Deutsche Boerse AG	57,113	16,678
DWS Group GmbH & Co KGaA	31,848	2,045
flatexDEGIRO SE	42,782	1,471
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,812	4,289
		35,903
Health Care — 1.0%
Bayer AG	377,673	17,423
Fresenius Medical Care AG	348,622	15,749
Medios AG *	3,252	46
		33,218
Industrials — 2.2%
Bilfinger SE	15,488	1,788
Cewe Stiftung & Co KGAA	1,678	181
Daimler Truck Holding AG	532,122	26,122
Deutsche Lufthansa AG	340,572	2,891
Deutz AG	82,973	832
Duerr AG	53,293	1,181
GEA Group AG	71,731	5,128
HOCHTIEF AG	10,147	4,601
Indus Holding AG	2,579	80
Knorr-Bremse AG	242	28
Krones AG	700	95
MTU Aero Engines AG	10,363	3,769
Nordex SE *	79,995	4,321
Pfisterer Holding SE *	8,131	658
Rational AG	1,541	1,127
Siemens AG	4,319	1,049
Siemens Energy AG	134,412	23,106
SMA Solar Technology AG *	22,594	1,250
Technotrans SE	848	27
		78,234
Information Technology — 0.6%
AIXTRON SE	53,057	2,064
Atoss Software SE	7,545	668
Basler AG *	2,670	39
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elmos Semiconductor SE	4,166	$716
SAP SE	89,941	15,285
Softwareone Holding AG	89,081	778
		19,550
Materials — 1.2%
Alzchem Group AG	3,019	602
BASF SE	434,656	26,686
Evonik Industries AG	710,497	13,898
K+S AG	1,018	19
Salzgitter AG	21,746	939
thyssenkrupp AG	118,160	1,038
		43,182
Real Estate — 0.1%
Aroundtown SA *	437,693	1,162
LEG Immobilien SE	18,075	1,177
		2,339
Utilities — 0.2%
E.ON SE	130,613	2,851
RWE AG	56,491	3,789
		6,640
Total Germany		261,047

Guatemala — 0.0%

Communication Services — 0.0%
Millicom International Cellular SA	7,862	589

Hong Kong — 1.8%

Consumer Discretionary — 0.2%
Chow Sang Sang Holdings International Ltd	497,432	871
Crystal International Group Ltd	710,363	531
Johnson Electric Holdings Ltd	513,496	1,558
Luk Fook Holdings International Ltd	331,000	981
Yue Yuen Industrial Holdings Ltd	1,210,715	2,362
		6,303
Consumer Staples — 0.2%
Chaoda Modern Agriculture Holdings Ltd *	122,000	3
WH Group Ltd	4,165,999	5,477
		5,480
Financials — 0.5%
AIA Group Ltd	707,400	7,861
Bank of East Asia Ltd/The	45,424	76
Dah Sing Banking Group Ltd	563,600	880
Dah Sing Financial Holdings Ltd	148,800	772
Futu Holdings Ltd ADR *	32,903	4,500
Hong Kong Exchanges & Clearing Ltd	45,941	2,318
Hongkong Land Holdings Ltd	292,700	2,281
Sun Hung Kai & Co Ltd	556,000	303
		18,991
Health Care — 0.0%
Modern Dental Group Ltd	32,000	25

SEI Institutional International Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Laboratories International Holdings Ltd/The	601,722	$746
		771
Industrials — 0.2%
Cathay Pacific Airways Ltd	668,000	965
Swire Pacific Ltd, Cl A	240,858	2,633
Techtronic Industries Co Ltd	236,689	3,144
TS Lines Ltd	183,000	187
		6,929
Information Technology — 0.1%
PAX Global Technology Ltd	1,339,000	734
Plover Bay Technologies Ltd	154,000	142
VTech Holdings Ltd	155,335	1,176
		2,052
Real Estate — 0.6%
CK Asset Holdings Ltd	1,613,011	9,231
Great Eagle Holdings Ltd	20,000	42
Hang Lung Group Ltd	591,009	1,130
Hang Lung Properties Ltd	2,024,265	2,265
Hysan Development Co Ltd	543,441	1,305
Kerry Properties Ltd	713,223	2,000
Langham Hospitality Investments and Langham Hospitality Investments Ltd	1,333	–
Sun Hung Kai Properties Ltd	219,514	3,656
Swire Properties Ltd	312,800	916
		20,545
Total Hong Kong		61,071

Indonesia — 0.5%

Consumer Staples — 0.1%
First Resources Ltd	433,257	976
Golden Agri-Resources Ltd	3,991,041	948
		1,924
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	29,148,308	5,825

Industrials — 0.2%
Jardine Matheson Holdings Ltd	108,276	7,783
Total Indonesia		15,532

Ireland — 1.3%

Consumer Discretionary — 0.0%
Cairn Homes PLC	361,456	886

Consumer Staples — 0.0%
Greencore Group PLC	245,899	786

Financials — 1.3%
AIB Group PLC	1,959,097	20,848
Bank of Ireland Group PLC	1,305,271	23,607
		44,455
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.0%
Amarin Corp PLC ADR	13,654	$197

Information Technology — 0.0%
Fineos Corp Ltd, Cl CDI *	16,698	26
Total Ireland		46,350

Israel — 1.8%

Communication Services — 0.0%
B Communications Ltd *(A)	25,894	–
Cellcom Israel Ltd	5,973	64
Nexxen International Ltd *	47,612	311
Perion Network Ltd *	46,268	462
		837
Consumer Discretionary — 0.0%
Castro Model Ltd	1,483	45
Delta Israel Brands Ltd	972	31
Max Stock Ltd	56,069	472
		548
Consumer Staples — 0.0%
M Yochananof & Sons Ltd	1,728	198
Neto ME Holdings Ltd *	1,575	132
		330
Energy — 0.1%
Delek Group Ltd	4,421	1,482

Financials — 1.4%
Analyst IMS Investment Management Services Ltd	8,667	339
Ayalon Holdings Ltd	1,105	47
Bank Hapoalim BM	329,954	7,717
Bank Leumi Le-Israel BM	990,302	22,053
Generation Capital Ltd	38,539	30
Harel Insurance Investments & Financial Services Ltd	44,752	2,485
Israel Discount Bank Ltd, Cl A	432,797	4,352
MENIF - Financial Services Ltd	5,824	45
Mizrahi Tefahot Bank Ltd	5,162	376
More Provident Funds And Pension Ltd	6,030	25
Nawi Group Ltd	1,461	24
Phoenix Financial Ltd	40,202	2,138
Plus500 Ltd	20,072	1,083
Tel Aviv Stock Exchange Ltd	120,710	5,340
YD More Investments Ltd	51,883	581
		46,635
Health Care — 0.0%
SofWave Medical Ltd *	13,799	163
Teva Pharmaceutical Industries Ltd ADR *	5,644	170
		333

6	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.0%
FMS Enterprises Migun Ltd	1,390	$115

Information Technology — 0.3%
Allot Ltd *	81,001	539
Arad Ltd	1,508	21
Check Point Software Technologies Ltd *	22,912	3,273
Formula Systems 1985 Ltd	316	38
Gilat Satellite Networks Ltd *	48,586	730
Ituran Location and Control Ltd	14,774	724
Next Vision Stabilized Systems Ltd	9,624	932
Nova Ltd *	5,625	2,443
Qualitau Ltd	5,240	874
Telsys Ltd	777	66
Tower Semiconductor Ltd *	9,106	1,598
Wix.com Ltd *	4,661	420
		11,658
Materials — 0.0%
Israel Corp Ltd	1,693	472

Real Estate — 0.0%
IES Holdings Ltd *	77	14
Lahav L.R. Real Estate Ltd	15,463	53
		67
Utilities — 0.0%
Zephyrus Wing Energies Ltd *	2,535	24
Total Israel		62,501

Italy — 3.8%

Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	207,913	477
Fiera Milano SpA	38,567	320
MFE-MediaForEurope NV, Cl A	251,609	755
		1,552
Consumer Discretionary — 0.4%
CIR SpA-Compagnie Industriali *	257,347	202
De' Longhi SpA	16,364	573
Ferrari NV	1,199	406
Lottomatica Group Spa	97,707	2,812
Moncler SpA	28,155	1,690
OVS SpA	169,861	879
PRADA SpA	946,900	4,514
Safilo Group SpA *	22,177	44
Sogefi SpA	40,118	88
Technogym SpA	96,100	1,935
		13,143
Consumer Staples — 0.2%
Coca-Cola HBC AG	118,755	6,665
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.7%
Eni SpA	822,671	$23,318

Financials — 1.7%
Azimut Holding SpA	32,332	1,225
Banca Mediolanum SpA	273,049	5,515
Banco di Desio e della Brianza SpA	14,693	147
FinecoBank Banca Fineco SpA	152,012	3,371
Generali	148,501	5,956
Intesa Sanpaolo SpA	2,990,277	18,028
Poste Italiane SpA	146,985	3,449
UniCredit SpA	239,329	17,116
Unipol Assicurazioni SpA	216,084	5,004
		59,811
Health Care — 0.1%
Philogen SpA *	4,799	125
Recordati Industria Chimica e Farmaceutica SpA	26,892	1,535
		1,660
Industrials — 0.1%
Danieli & C Officine Meccaniche SpA	19,654	969
Leonardo SpA	59,072	4,005
TREVI - Finanziaria Industriale SpA *	300,500	113
		5,087
Information Technology — 0.0%
Cy4gate SPA, Cl CDI *	11,424	91

Utilities — 0.6%
A2A SpA	1,417,926	4,002
ACEA SpA	45,132	1,169
Ascopiave SpA	41,746	164
Enel SpA	755,137	8,230
Iren SpA	197,727	558
Italgas SpA	599,023	6,956
		21,079
Total Italy		132,406

Japan — 18.1%

Communication Services — 0.5%
Hakuhodo DY Holdings Inc	115,219	757
Kakaku.com Inc	3,300	43
Konami Group Corp	273	34
Nexon Co Ltd	102,000	1,917
Nintendo Co Ltd	218,700	12,455
NTT Inc	1,554,240	1,551
SKY Perfect JSAT Holdings Inc	93,635	1,771
		18,528
Consumer Discretionary — 3.0%
Aisin Corp	138,349	1,944
Asics Corp	190,459	5,108
Aucnet Inc	4,400	34

SEI Institutional International Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bandai Namco Holdings Inc	3,918	$96
Bridgestone Corp	344,814	7,168
Central Automotive Products Ltd	3,400	41
Daikyonishikawa Corp	9,200	49
DCM Holdings Co Ltd	38,442	390
EDION Corp	33,154	452
Fast Retailing Co Ltd	26,752	10,544
Food & Life Cos Ltd	57,607	3,428
FuKoKu Co Ltd	2,000	23
Futaba Industrial Co Ltd	5,800	36
Goldwin Inc	18,205	258
Happinet Corp	5,000	86
Haseko Corp	235,768	4,345
Honda Motor Co Ltd	891,356	7,197
Iida Group Holdings Co Ltd	287,191	4,407
JTEKT Corp	113,396	1,214
K's Holdings Corp	41,883	444
Mazda Motor Corp	299,938	2,047
Mitsubishi Motors Corp	297,918	597
Niterra Co Ltd	122,567	5,765
NOK Corp	37,910	685
Panasonic Holdings Corp	65,740	1,100
Rinnai Corp	71,583	1,669
Ryohin Keikaku Co Ltd	233,780	4,977
Sankyo Co Ltd	165,633	2,044
Sanrio Co Ltd	2,105	13
Seiko Group Corp	17,296	620
Shimamura Co Ltd	73,050	1,526
Subaru Corp	186,710	3,001
Sumitomo Electric Industries Ltd	237,298	13,451
Suzuki Motor Corp	480,753	5,846
Takashimaya Co Ltd	745	9
Toyo Tire Corp	35,309	826
Toyoda Gosei Co Ltd	82,038	2,145
Toyota Boshoku Corp	35,430	554
USS Co Ltd	348,068	3,652
Yagi & Co Ltd	900	23
Yamada Holdings Co Ltd	308,959	1,023
Yamaha Corp	225,111	1,590
Yokohama Rubber Co Ltd/The	69,942	2,677
Yonex Co Ltd	1,416	27
ZOZO Inc	102,085	713
		103,844
Consumer Staples — 1.0%
Aeon Co Ltd	587,859	7,011
Ain Holdings Inc	13,238	473
H2O Retailing Corp	25,956	396
Japan Tobacco Inc	82,328	3,151
Kotobuki Spirits Co Ltd	29,427	342
Megmilk Snow Brand Co Ltd	18,348	374
MEIJI Holdings Co Ltd	1,355	33
NH Foods Ltd	15,340	680
Nissui Corp	3,902	33
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pigeon Corp	32,021	$330
Shiseido Co Ltd	230,000	4,688
Suntory Beverage & Food Ltd	614,830	17,321
		34,832
Energy — 0.6%
Cosmo Energy Holdings Co Ltd	55,305	1,561
ENEOS Holdings Inc	306,264	2,753
Idemitsu Kosan Co Ltd	79,446	778
Inpex Corp	222,871	6,576
Japan Petroleum Exploration Co Ltd	82,630	1,358
Nippon Mining Holdings	301,421	6,664
		19,690
Financials — 1.3%
77 Bank Ltd/The	1,200	24
Bank of the Ryukyus Ltd	1,900	27
Fukuoka Financial Group Inc	158,857	6,069
Japan Post Holdings Co Ltd	710,093	8,179
Japan Post Insurance Co Ltd	280,980	2,827
Keiyo Bank Ltd/The	7,900	103
Kita-Nippon Bank Ltd/The	1,300	38
Mitsubishi UFJ Financial Group Inc	418,771	7,074
Miyazaki Bank Ltd/The	4,500	52
Mizuho Financial Group Inc	111,500	4,503
MS&AD Insurance Group Holdings Inc	1,700	44
Nomura Holdings Inc	63,300	497
Ogaki Kyoritsu Bank Ltd/The	3,500	138
Okinawa Financial Group Inc	1,000	34
Resona Holdings Inc	670,253	7,628
San ju San Financial Group Inc	7,200	67
Shimizu Bank Ltd/The	1,300	20
Sony Financial Group Inc	21,908	20
Sumitomo Mitsui Financial Group Inc	127,673	4,188
Toho Bank Ltd/The	8,600	36
Tokio Marine Holdings Inc	37,978	1,778
TOMONY Holdings Inc	6,300	33
		43,379
Health Care — 1.9%
Alfresa Holdings Corp	86,849	1,399
Asahi Intecc Co Ltd	43,891	935
Chugai Pharmaceutical Co Ltd	65,896	3,625
Hisamitsu Pharmaceutical Co Inc	8,877	337
Hoya Corp	32,320	5,589
Medipal Holdings Corp	91,971	1,723
Nippon Shinyaku Co Ltd	20,467	672
Nipro Corp	54,839	539
Olympus Corp	1,176,097	11,178
Ono Pharmaceutical Co Ltd	235,199	3,766
Otsuka Holdings Co Ltd	74,618	5,283
Santen Pharmaceutical Co Ltd	171,287	1,932
Sawai Group Holdings Co Ltd	58,604	824
Shionogi & Co Ltd	572,653	12,637

8	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ship Healthcare Holdings Inc	31,279	$482
Suzuken Co Ltd/Aichi Japan	31,657	1,195
Sysmex Corp	517,500	4,502
Takeda Pharmaceutical Co Ltd	217,821	8,002
Terumo Corp	31,014	416
Toho Holdings Co Ltd	29,461	882
Tsumura & Co	32,031	759
		66,677
Industrials — 4.3%
AGC Inc	78,196	2,764
Amada Co Ltd	234,729	3,302
ANA Holdings Inc	85,760	1,532
Anest Iwata Corp	3,800	39
Central Japan Railway Co	267,465	6,938
Chugai Ro Co Ltd	800	21
COMSYS Holdings Corp	51,281	1,635
Dai Nippon Printing Co Ltd	200,873	3,651
Daihatsu Infinearth Mfg Co Ltd	3,200	43
Daikin Industries Ltd	158,300	18,942
EXEO Group Inc	98,483	1,689
Fuji Corp/Aichi	1,272	39
Fujikura Ltd	113,562	3,116
Furukawa Electric Co Ltd	16,768	3,211
Gecoss Corp	2,800	31
grems Inc	1,400	25
Hanwa Co Ltd	61,275	613
Hazama Ando Corp	43,455	542
Helios Techno Holding Co Ltd	7,200	52
Hirakawa Hewtech Corp	2,730	66
Hitachi Ltd	45,500	1,332
Inaba Denki Sangyo Co Ltd	42,879	714
INFRONEER Holdings Inc	214,149	2,964
Japan Airlines Co Ltd	81,221	1,323
JGC Holdings Corp	126,247	1,852
Kajima Corp	195,850	7,453
Kamigumi Co Ltd	30,658	1,057
Kanaden Corp	2,000	26
Kanematsu Corp	71,752	1,021
Kinden Corp	65,643	2,946
Kitz Corp	12,200	140
Komatsu Ltd	89,247	3,545
KPP Group Holdings Co Ltd	13,100	74
Kubota Corp	482,953	7,721
MEITEC Group Holdings Inc	15,199	314
MINEBEA MITSUMI Inc	748,106	12,392
MIRAIT ONE corp	29,141	672
Mitsubishi Electric Corp	249,283	8,134
Mitsubishi Heavy Industries Ltd	851	23
Nachi-Fujikoshi Corp	1,200	35
Nagase & Co Ltd	90,344	670
NGK Corp	60,032	1,543
Nisshinbo Holdings Inc	76,410	713
NSK Ltd	210,891	1,491
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Obayashi Corp	287,503	$6,947
OSG Corp	32,306	525
Penta-Ocean Construction Co Ltd	179,212	1,901
Recruit Holdings Co Ltd	95,098	4,133
Sanko Gosei Ltd	28,900	158
Sanwa Holdings Corp	1,689	38
Shimizu Corp	267,529	4,788
SHO-BOND Holdings Co Ltd	41,300	369
Sumitomo Corp	1,045	39
Sumitomo Heavy Industries Ltd	59,513	1,816
Taisei Corp	68,753	7,106
Takeuchi Manufacturing Co Ltd	15,198	606
Tanseisha Co Ltd	9,300	88
Toyota Tsusho Corp	364,595	14,096
Tsubakimoto Chain Co	35,014	519
Visional Inc *	7,393	332
World Holdings Co Ltd	1,400	22
Yurtec Corp	2,900	48
		149,937
Information Technology — 3.0%
Advantest Corp	49,939	6,875
Alps Alpine Co Ltd	97,657	1,321
Amano Corp	21,400	513
Anritsu Corp	72,235	1,308
Argo Graphics Inc	3,600	33
Arisawa Manufacturing Co Ltd	8,100	119
BIPROGY Inc	42,990	1,262
Brother Industries Ltd	137,399	2,538
Canon Inc	408,210	11,299
Canon Marketing Japan Inc	35,300	774
Celsys Inc	3,000	25
Chino Corp	2,500	23
Citizen Watch Co Ltd	946	10
Comture Corp	6,900	64
Daiwabo Holdings Co Ltd	29,363	577
Furuno Electric Co Ltd	2,500	100
GMO internet group Inc	31,818	583
Horiba Ltd	8,646	1,009
Innotech Corp	2,500	39
Japan Aviation Electronics Industry Ltd	28,800	418
Japan Electronic Materials Corp	11,700	414
Keyence Corp	47,179	16,751
Koa Corp	27,500	259
Konica Minolta Inc	235,617	789
Mabuchi Motor Co Ltd	99,206	997
Marubun Corp	9,300	66
m-up Holdings Inc	45,700	186
Murata Manufacturing Co Ltd	1,023,410	22,907
Nagano Keiki Co Ltd	3,000	53
NEC Corp	133,571	3,316
Nichicon Corp	20,900	235
Nippon Ceramic Co Ltd	1,300	28
Nippon Electric Glass Co Ltd	17,420	669

SEI Institutional International Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
OBIC Business Consultants Co Ltd	132,008	$5,260
Obic Co Ltd	102,388	2,479
Oki Electric Industry Co Ltd	5,700	96
Optex Group Co Ltd	4,400	74
Oracle Corp Japan	7,593	412
Ricoh Co Ltd	306,770	2,587
Seiko Epson Corp	164,379	2,027
Shimadzu Corp	68,547	1,625
Socionext Inc	10,300	128
System Support Holdings Inc	5,600	39
Tazmo Co Ltd	12,200	169
TDK Corp	840,796	10,896
TIS Inc	779	17
Uchida Yoko Co Ltd	2,000	25
Wacom Co Ltd	103,300	500
Yokogawa Electric Corp	64,417	1,986
		103,880
Materials — 1.4%
ADEKA Corp	58,692	1,368
Asahi Kasei Corp	107,434	1,049
Daicel Corp	106,730	843
Daido Steel Co Ltd	61,415	727
DIC Corp	47,275	1,107
Ishihara Chemical Co Ltd	1,400	21
JFE Holdings Inc	324,175	3,786
Kaneka Corp	19,651	600
Koatsu Gas Kogyo Co Ltd	3,400	24
Kobe Steel Ltd	190,478	2,306
Lintec Corp	22,184	644
Mitsubishi Chemical Group Corp	723,933	4,222
Mitsubishi Materials Corp	24,607	774
Mitsui Chemicals Inc	173,856	2,095
Mitsui Kinzoku Co Ltd	9,177	1,737
Nihon Nohyaku Co Ltd	4,400	28
Nippon Fine Chemical Co Ltd	1,400	22
Nippon Kayaku Co Ltd	63,642	715
Nippon Paint Holdings Co Ltd	13,759	86
Nippon Shokubai Co Ltd	39,942	577
Nippon Steel Corp	1,779,760	6,547
Nissan Chemical Corp	36,769	1,426
Nitto Denko Corp	181,992	3,632
Oji Holdings Corp	244,641	1,320
Rengo Co Ltd	117,447	950
Shin-Etsu Chemical Co Ltd	21,159	859
Soken Chemical & Engineering Co Ltd	2,300	48
Taiheiyo Cement Corp	56,780	1,276
Tokuyama Corp	33,113	802
Tokyo Ohka Kogyo Co Ltd	59,335	2,897
Toray Industries Inc	510,327	3,626
Tosoh Corp	161,348	2,393
UBE Corp	53,559	838
Zeon Corp	79,794	907
		50,252

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Real Estate — 0.4%
Daiwa House Industry Co Ltd	53,446	$1,672
Hulic Co Ltd	245,603	2,856
Sumitomo Realty & Development Co Ltd	328,884	9,310
		13,838

Utilities — 0.7%
Chubu Electric Power Co Inc	356,042	5,856
Chugoku Electric Power Co Inc/The	169,056	1,075
Electric Power Development Co Ltd	73,868	2,029
Hokkaido Electric Power Co Inc	80,939	550
Hokuriku Electric Power Co	71,294	489
Kansai Electric Power Co Inc/The	352,016	5,838
Kyushu Electric Power Co Inc	215,085	2,487
Osaka Gas Co Ltd	19,637	793
Shikoku Electric Power Co Inc	64,374	722
Tohoku Electric Power Co Inc	278,064	2,080
Tokyo Electric Power Co Holdings Inc *	627,275	2,579
		24,498
Total Japan		629,355

Liechtenstein — 0.0%

Financials — 0.0%
VP Bank AG, Cl A	992	106

Luxembourg — 0.8%

Communication Services — 0.0%
SES SA, Cl A	125,450	898

Health Care — 0.2%
Eurofins Scientific SE	65,770	4,784

Materials — 0.6%
ArcelorMittal SA	419,684	21,697
Total Luxembourg		27,379

Macao — 0.4%

Consumer Discretionary — 0.4%
Galaxy Entertainment Group Ltd	2,987,091	13,503

Malaysia — 0.0%

Industrials — 0.0%
Frencken Group Ltd	342,000	550

Netherlands — 5.5%

Communication Services — 0.4%
Havas NV	34,328	600
Universal Music Group NV	632,118	12,231
		12,831

Consumer Discretionary — 0.0%
Kendrion NV	2,577	51

10	SEI Institutional International Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.6%
Heineken Holding NV	10,022	$711
Koninklijke Ahold Delhaize NV	389,337	18,074
Magnum Ice Cream Co NV/The *	247,424	3,623
		22,408

Energy — 0.1%
SBM Offshore NV	86,949	3,456

Financials — 1.8%
ABN AMRO Bank NV GDR	279,700	8,839
Euronext NV	31,143	4,985
HAL Trust	5,099	1,027
ING Groep NV	1,347,628	34,870
NN Group NV	141,855	11,043
Van Lanschot Kempen NV, Cl A	2,558	169
		60,933

Health Care — 0.4%
Koninklijke Philips NV	532,270	14,513
Pharming Group NV *	362,586	611
		15,124

Industrials — 0.7%
Koninklijke BAM Groep SE	277,451	2,801
Koninklijke Heijmans N.V	14,471	1,293
Randstad NV	272,762	7,096
TKH Group NV	1,655	71
Wolters Kluwer NV	151,692	11,294
		22,555

Information Technology — 1.5%
ASM International NV	7,343	5,548
ASML Holding NV	18,937	25,102
ASML Holding NV, Cl G	14,131	18,665
BE Semiconductor Industries NV	13,036	2,784
Nedap NV	1,390	127
		52,226

Materials — 0.0%
AMG Critical Materials NV	10,779	431
Corbion NV	3,635	79
		510

Real Estate — 0.0%
Eurocommercial Properties NV ‡	13,830	418
Total Netherlands		190,512

New Zealand — 0.2%

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	244,945	5,264
		5,264

Industrials — 0.0%
Freightways Group Ltd	8,186	56

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Information Technology — 0.0%
Xero Ltd *	9,820	$515
Total New Zealand		5,835

Nigeria — 0.1%

Communication Services — 0.1%
Airtel Africa PLC	366,748	1,685
IHS Holding Ltd *	50,240	413
		2,098
Total Nigeria		2,098

Norway — 1.8%

Consumer Discretionary — 0.0%
Europris ASA	4,808	45
SATS ASA	20,925	93
		138

Consumer Staples — 0.1%
Orkla ASA	331,614	4,148

Energy — 1.3%
Aker BP ASA	72,252	2,655
Aker Solutions ASA	313,569	1,492
BW Offshore Ltd	22,654	121
Equinor ASA	931,883	39,466
Frontline PLC	14,203	495
Solstad Offshore ASA	11,263	79
Var Energi ASA	420,254	2,151
		46,459

Financials — 0.1%
DNB Bank ASA	94,365	2,935
SpareBank 1 Nord Norge	46,037	738
		3,673

Industrials — 0.1%
2020 Bulkers Ltd	3,667	52
AF Gruppen ASA	3,040	53
Hoegh Autoliners ASA	100,801	1,451
Moreld AS	21,970	39
MPC Container Ships ASA	101,002	239
Wallenius Wilhelmsen ASA, Cl B	47,753	604
Wilh Wilhelmsen Holding ASA, Cl B	1,537	101
Zaptec ASA *	13,417	40
		2,579

Information Technology — 0.1%
Kitron ASA	204,721	1,964
Smartoptics Group ASA	26,082	117
		2,081

Materials — 0.1%
Norsk Hydro ASA	470,809	4,988
Total Norway		64,066

SEI Institutional International Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Portugal — 0.4%

Communication Services — 0.0%
NOS SGPS SA	88,798	$560

Consumer Staples — 0.2%
Jeronimo Martins SGPS SA	175,143	4,175
Sonae SGPS SA	445,165	985
		5,160

Energy — 0.1%
Galp Energia SGPS SA, Cl B	105,406	2,519

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	2,426,315	2,356

Industrials — 0.0%
CTT-Correios de Portugal SA	26,131	181
Teixeira Duarte SA *	592,710	287
		468

Utilities — 0.0%
EDP SA	84,745	447
REN - Redes Energeticas Nacionais SGPS SA	146,977	633
		1,080
Total Portugal		12,143

Singapore — 1.7%

Communication Services — 0.2%
IGG Inc	237,587	107
Singapore Telecommunications Ltd	1,565,000	6,005
		6,112
Consumer Staples — 0.0%
Sheng Siong Group Ltd	161,716	354

Energy — 0.0%
Hafnia Ltd	39,685	305

Financials — 0.8%
DBS Group Holdings Ltd	127,925	5,673
iFAST Corp Ltd	166,300	1,165
Oversea-Chinese Banking Corp Ltd	374,765	6,397
Singapore Exchange Ltd	445,111	6,767
United Overseas Bank Ltd	260,813	7,440
		27,442

Industrials — 0.4%
BRC Asia Ltd	7,000	25
ComfortDelGro Corp Ltd	851,359	954
Hong Leong Asia Ltd	258,500	567
Keppel Ltd	26,600	244
Pan-United Corp Ltd	107,200	129
SIA Engineering Co Ltd	25,600	64
Singapore Airlines Ltd	799,362	4,108
Singapore Technologies Engineering Ltd	877,957	7,426

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Wee Hur Holdings Ltd	510,500	$259
		13,776

Information Technology — 0.2%
AEM Holdings Ltd *	84,800	279
Aztech Global Ltd	53,700	33
CSE Global Ltd	1,566,600	1,460
UMS Integration Ltd	627,850	758
Venture Corp Ltd	358,844	4,306
		6,836

Materials — 0.0%
CNMC Goldmine Holdings Ltd	435,900	505
Straits Trading Co Ltd/Singapore	23,100	29
		534

Real Estate — 0.1%
Centurion Corp Ltd	467,400	535
City Developments Ltd	213,933	1,370
GuocoLand Ltd	39,000	72
Ho Bee Land Ltd	14,900	24
Singapore Land Group Ltd	6,600	18
UOL Group Ltd	281,681	2,131
Wing Tai Holdings Ltd	50,600	64
		4,214
Total Singapore		59,573

South Africa — 0.1%

Materials — 0.1%
Pan African Resources PLC	1,186,989	2,191

South Korea — 0.2%

Financials — 0.2%
Shinhan Financial Group Co Ltd	119,304	7,111

Spain — 2.6%

Communication Services — 0.0%
Telefonica SA	152,449	665

Consumer Discretionary — 0.4%
Amadeus IT Group SA, Cl A	147,019	8,380
Industria de Diseno Textil SA	89,021	5,166
		13,546

Consumer Staples — 0.1%
Distribuidora Internacional de Alimentacion SA *	12,644	590
Viscofan SA	9,194	638
		1,228

Energy — 0.6%
Repsol SA	703,020	19,726
Tecnicas Reunidas SA *	27,725	989
		20,715

12	SEI Institutional International Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Financials — 0.9%
Banco Bilbao Vizcaya Argentaria SA	572,831	$12,334
Banco Santander SA	1,138,724	12,726
CaixaBank SA	404,863	4,838
Mapfre SA	394,483	1,752
		31,650

Industrials — 0.5%
ACS Actividades de Construccion y Servicios SA	92,757	11,277
Aena SME SA	153,168	4,517
Construcciones y Auxiliar de Ferrocarriles SA	9,376	635
Elecnor SA	22,272	869
		17,298

Information Technology — 0.1%
Indra Sistemas SA	40,799	2,273

Utilities — 0.0%
Enagas SA	1,661	33
Iberdrola SA	529	12
Solaria Energia y Medio Ambiente SA *	42,794	1,182
		1,227
Total Spain		88,602

Sweden — 2.1%

Communication Services — 0.1%
Hemnet Group AB	18,070	205
Ovzon AB *	25,068	144
Tele2 AB, Cl B	32,597	671
Telia Co AB	147,703	752
		1,772

Consumer Discretionary — 0.1%
Byggmax Group AB	17,625	101
Clas Ohlson AB, Cl B	20,799	817
Evolution AB	16,429	1,026
Rusta AB	6,360	63
Rvrc Holding AB	104,086	725
Scandic Hotels Group AB	85,542	767
		3,499

Financials — 0.4%
Avanza Bank Holding AB	33,199	1,274
Kinnevik AB *	5,673	30
Nordnet AB publ	11,464	371
Skandinaviska Enskilda Banken AB, Cl A	7,679	141
Swedbank AB, Cl A	323,834	10,969
		12,785

Health Care — 0.0%
Attendo AB	64,490	690
BioGaia AB, Cl B	31,450	396
Cantargia AB *	183,219	79
		1,165

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Industrials — 0.8%
Assa Abloy AB, Cl B	52,526	$1,887
Atlas Copco AB, Cl A	181,098	3,176
Atlas Copco AB, Cl B	340,866	5,295
Loomis AB, Cl B	32,650	1,482
NCC AB, Cl B	47,208	1,033
Peab AB, Cl B	177,309	1,801
Saab AB, Cl B	30,949	2,013
Sandvik AB	266,534	10,182
Svedbergs Group AB	4,385	31
		26,900

Information Technology — 0.4%
Hanza AB	8,960	139
Mycronic AB	52,442	1,225
Telefonaktiebolaget LM Ericsson ADR	786,184	8,860
Telefonaktiebolaget LM Ericsson, Cl B	389,358	4,411
		14,635

Materials — 0.3%
Boliden AB *	161,980	8,438
SSAB AB, Cl B	316,407	2,479
		10,917
Total Sweden		71,673

Switzerland — 4.3%

Consumer Discretionary — 0.4%
Autoneum Holding AG	857	124
Avolta AG	31,491	1,879
Cie Financiere Richemont SA, Cl A	58,146	10,216
Swatch Group AG/The	3,146	691
		12,910

Consumer Staples — 0.0%
Chocoladefabriken Lindt & Spruengli AG	3	42

Energy — 0.0%
TORM PLC, Cl A	19,762	551

Financials — 1.1%
Basler Kantonalbank	592	77
Helvetia Baloise Holding AG	279	72
Julius Baer Group Ltd	194,010	14,200
Partners Group Holding AG	5,200	5,577
UBS Group AG	387,965	15,054
Vontobel Holding AG	15,382	1,325
Zurich Insurance Group AG	1,322	930
		37,235

Health Care — 0.7%
Galderma Group AG	33,207	6,494
Galenica AG	25,340	2,871
Sandoz Group AG	129,753	10,116
Sonova Holding AG	11,379	2,582

SEI Institutional International Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Straumann Holding AG	37,635	$3,918
		25,981

Industrials — 1.3%
ABB Ltd	215,587	17,443
Accelleron Industries AG	28,076	2,525
Adecco Group AG	96,860	2,318
Belimo Holding AG	6	5
Bucher Industries AG	3,634	1,594
Burckhardt Compression Holding AG	1,187	707
Burkhalter Holding AG	239	48
DKSH Holding AG	14,332	1,049
dormakaba Holding AG	32,623	2,087
Geberit AG	4,892	3,286
Huber + Suhner AG	7,487	1,664
Implenia AG	14,588	1,144
Kardex Holding AG	1,077	322
Phoenix Mecano AG	51	27
Schindler Holding AG	24,328	7,960
SGS SA	34,109	3,577
		45,756

Information Technology — 0.6%
Inficon Holding AG	4,828	608
Logitech International SA	174,794	16,152
Temenos AG	31,398	2,739
		19,499

Materials — 0.2%
Clariant AG	15,972	156
EMS-Chemie Holding AG	2,081	1,628
Givaudan SA	286	962
Sika AG	19,888	3,276
		6,022

Real Estate — 0.0%
Investis Holding SA	203	39
Total Switzerland		148,035

Thailand — 0.1%

Financials — 0.1%
Bangkok Bank PCL NVDR	917,200	4,675

Turkey — 0.0%

Materials — 0.0%
Eldorado Gold Corp	2,900	99

United Kingdom — 12.6%

Communication Services — 0.5%
Autotrader Group PLC	261,275	1,629
BT Group PLC, Cl A	98,508	275
Gaming Realms PLC *	118,916	49
Gamma Communications PLC	27,705	261
MONY Group PLC	137,338	274
Rightmove PLC	816,435	4,654

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Vodafone Group PLC	6,175,259	$9,280
		16,422

Consumer Discretionary — 1.2%
Berkeley Group Holdings PLC	54,585	2,491
Carnival PLC ADR	43,835	1,130
Compass Group PLC	233,953	6,503
Dunelm Group PLC	41,066	425
Games Workshop Group PLC	48,542	11,433
Inchcape PLC	138,336	1,368
JD Sports Fashion PLC	13,947	13
Kingfisher PLC	895,318	3,392
Next PLC	73,825	12,426
Pearson PLC	15,097	198
Playtech Plc	130,084	577
		39,956

Consumer Staples — 2.5%
British American Tobacco PLC	56,882	3,290
Coca-Cola Europacific Partners PLC	18,985	1,721
Cranswick PLC	25,810	1,780
Diageo PLC	361,067	6,690
Imperial Brands PLC	94,044	3,799
J Sainsbury PLC	4,671,571	20,955
Marks & Spencer Group PLC	1,127,681	5,062
Premier Foods PLC	342,179	834
Reckitt Benckiser Group PLC	290,758	19,478
Tesco PLC	2,286,491	14,318
Unilever PLC	140,438	7,682
		85,609

Energy — 0.3%
BP PLC ADR	218,440	10,267
Petronor E&P ASA	25,623	35
		10,302

Financials — 4.0%
AJ Bell PLC	55,597	344
Barclays PLC ADR	360,364	7,625
Barclays PLC	4,462,223	23,267
HSBC Holdings PLC	2,682,204	43,886
Investec PLC	952,560	7,249
Lancashire Holdings Ltd	89,900	696
Lloyds Banking Group PLC	558,529	690
London Stock Exchange Group PLC	127,609	15,013
Man Group PLC/Jersey	558,647	1,874
NatWest Group PLC	1,960,382	14,469
Ninety One PLC	192,875	580
OSB Group PLC	205,940	1,427
Paragon Banking Group PLC	105,932	1,012
Standard Chartered PLC	1,023,584	21,252
		139,384

Health Care — 1.1%
AstraZeneca PLC	101,454	19,765

14	SEI Institutional International Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Convatec Group PLC	1,898,928	$5,457
GSK PLC ADR	200,245	11,052
Hikma Pharmaceuticals PLC	84,267	1,410
		37,684

Industrials — 2.0%
Babcock International Group PLC	65,694	1,016
Balfour Beatty PLC	551,127	5,559
CK Hutchison Holdings Ltd	944,649	7,252
Clarkson PLC	25,615	1,570
easyJet PLC	139,876	648
Firstgroup PLC	335,707	736
Grafton Group PLC	66,236	789
Howden Joinery Group PLC	821,922	8,673
IMI PLC	69,042	2,340
International Consolidated Airlines Group SA	1,363,830	6,453
JET2 PLC	88,036	1,307
Kier Group PLC	232,970	596
Morgan Sindall Group PLC	45,838	2,500
RELX PLC	419,348	13,707
Rentokil Initial PLC	712,708	4,407
Rolls-Royce Holdings PLC	392,370	5,939
Rotork PLC	240,006	994
Serco Group PLC	517,528	1,945
Travis Perkins PLC	346,706	2,605
Vesuvius PLC	96,921	511
Weir Group PLC/The	18,811	703
Zigup PLC	95,626	482
		70,732

Information Technology — 0.4%
Computacenter PLC	71,283	2,847
dotdigital group plc	25,376	16
Halma PLC	163,679	8,322
Sage Group PLC/The	280,819	3,135
Softcat PLC	40,182	654
		14,974

Materials — 0.0%
Hill & Smith PLC	44,662	1,247

Real Estate — 0.1%
Land Securities Group PLC ‡	397,678	2,922
Safestore Holdings PLC ‡	1,409	12
		2,934

Utilities — 0.5%
Centrica PLC	2,587,974	7,300
Drax Group PLC	197,622	2,327
United Utilities Group PLC	429,953	7,469
		17,096
Total United Kingdom		436,340
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
United States — 8.2%

Consumer Discretionary — 0.1%
InterContinental Hotels Group PLC	24,398	$3,218

Consumer Staples — 0.2%
Nestle SA	75,805	7,399

Energy — 0.9%
Shell PLC	552,732	25,688
Tenaris SA	153,813	4,482
		30,170

Financials — 0.4%
Aegon Ltd	663,839	4,840
Bangkok Bank PCL ADR	13,565	359
Swiss Re AG	54,273	9,072
		14,271

Health Care — 5.3%
AstraZeneca PLC	41,702	8,225
GSK PLC	1,336,974	36,691
Inmode Ltd *	45,384	621
Medtronic PLC	79,873	6,921
Novartis AG	381,558	58,279
Roche Holding AG	120,433	47,827
Sanofi SA	281,022	27,053
		185,617

Industrials — 0.7%
AP Moller - Maersk A/S, Cl A	1,544	3,769
AP Moller - Maersk A/S, Cl B	3,189	7,941
Experian PLC	323,953	11,165
Signify NV	63,064	1,339
		24,214

Information Technology — 0.4%
Accenture PLC, Cl A	64,807	12,851
Monday.com Ltd *	20	1
		12,852

Materials — 0.2%
Holcim AG	71,688	5,897
Sims Ltd	1,769	22
		5,919
Total United States		283,660

Zambia — 0.0%

Materials — 0.0%
First Quantum Minerals Ltd *	7,000	167

Total Common Stock
(Cost $2,622,699) ($ Thousands)		3,266,965

SEI Institutional International Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATION — 2.5%
U.S. Treasury Bill
3.585%, 08/27/2026 (B)	$87,562	$86,267

Total U.S. Treasury Obligation
(Cost $86,294) ($ Thousands)		86,267

	Shares
PREFERRED STOCK — 0.7%
Germany — 0.5%
Consumer Discretionary — 0.4%
Bayerische Motoren Werke AG (C)	28,401	2,606
Dr Ing hc F Porsche AG (C)	61,168	2,778
Volkswagen AG, 7.200%	74,358	7,582
		12,966

Consumer Staples — 0.1%
Henkel AG & Co KGaA(C)	27,571	2,123
Industrials — 0.0%
Jungheinrich AG (C)	34,457	1,056
KSB SE & Co KGaA(C)	26	28
		1,084
Materials — 0.0%
FUCHS SE, 2.800%	3,992	170
Total Germany		16,343

South Korea — 0.2%

Information Technology — 0.2%
Samsung Electronics Co Ltd(C)	79,074	6,383

Total Preferred Stock
(Cost $22,787) ($ Thousands)		22,726

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	26,018,985	26,019
Total Cash Equivalent
(Cost $26,019) ($ Thousands)		26,019
Total Investments in Securities — 98.0%
(Cost $2,757,799) ($ Thousands)		$3,401,977

16	SEI Institutional International Trust

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Euro STOXX 50	158	Jun-2026	$10,314	$10,004	$(343)
FTSE 100 Index	50	Jun-2026	6,879	6,725	(97)
Hang Seng Index	5	Apr-2026	801	789	(11)
SPI 200 Index	22	Jun-2026	3,382	3,207	(60)
TOPIX Index	34	Jun-2026	7,806	7,488	(252)
			$29,182	$28,213	$(763)

A list of the open OTC Swap agreement held by the Fund at March 31, 2026, is as follows:

Total Return Swap

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	–	$(1,768)	$–	$(1,768)

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of March 31, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,010,120	CAIXABANK S.A. SHS	$11,495	$459	11.3%
461,443	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	9,669	46	9.5
52,943	IPSEN ACT	9,352	445	9.2
829,698	BANCO SANTANDER SA REGISTERED SHS	9,223	(140)	9.1
419,829	STANDARD CHARTERED PLC REGISTERED SHS	8,955	(27)	8.8
86,921	BNP PARIBAS SA ACT	8,593	(473)	8.5
1,054,323	NATWEST GROUP PLC REGISTERED SHS	8,064	(37)	7.9
104,342	SOCIETE GENERALE SA ACT	7,894	(457)	7.8
24,743	TOKYO ELECTRON LTD.	6,196	(356)	6.1
357,400	ASTELLAS PHARMA INC.	5,342	401	5.3
183,248	REPSOL S.A. BEARER SHS	4,911	302	4.8
284,300	MITSUBISHI UFJ FINANCIAL GROUP INC.	4,753	(41)	4.7
546,600	ENEOS HOLDINGS INC.	4,693	209	4.6
95,091	FRESNILLO PLC REGISTERED SHS	4,608	(483)	4.5
52,930	TOTALENERGIES SE ACT	4,591	396	4.5
12,332	SAFRAN SA ACT	4,378	(404)	4.3
24,300	HOYA CORP.	4,241	(165)	4.2
34,596	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	4,198	(15)	4.1
128,300	SUMITOMO MITSUI FINANCIAL GROUP INC.	4,173	(76)	4.1
22,006	AURUBIS AG INHABER	4,110	(302)	4.1
222,570	HSBC HOLDINGS PLC REGISTERED SHS	3,577	74	3.5
86,908	RECRUIT HOLDINGS CO. LTD.	3,569	4	3.5
122,511	BIPROGY INC.	3,552	58	3.5
150,431	E.ON SE NAMEN	3,454	(162)	3.4
152,964	FUJITSU LTD.	3,416	(347)	3.4
112,177	EISAI CO. LTD.	3,400	89	3.4
84,800	ENDESA SA BEARER SHS	3,396	133	3.3
1,201,127	CENTRICA PLC REGISTERED SHS	3,316	56	3.3
179,600	JAPAN POST BANK CO. LTD.	3,007	(92)	3.0
631,771	AIRTEL AFRICA PLC REGISTERED SHS	2,940	20	2.9
87,700	MITSUBISHI CORP.	2,931	31	2.9
63,742	BAYER AG NAMEN	2,874	22	2.8

SEI Institutional International Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
49,022	BOUYGUES ACT	$2,800	$(6)	2.8%
221,439	VALEO SE ACT	2,663	(24)	2.6
197,100	ITOCHU CORP.	2,557	(84)	2.5
72,950	TECNICAS REUNIDAS SA BEARER SHS	2,537	(45)	2.5
53,019	SHELL PLC REGISTERED SHS	2,362	146	2.3
69,512	TREND MICRO INC.	2,345	18	2.3
41,305	PLUS500 LTD REGISTERED SHS	2,287	(15)	2.3
14,247	EIFFAGE SA ACT	2,215	(59)	2.2
5,300	FAST RETAILING CO. LTD.	2,177	(115)	2.1
4,800	DISCO CORP.	2,154	(298)	2.1
88,100	MURATA MANUFACTURING CO. LTD.	2,065	(161)	2.0
50,700	TOYOTA TSUSHO CORP.	2,029	(115)	2.0
129,205	BANKINTER SA BEARER SHS	1,967	46	1.9
4,838	DASSAULT AVIATION SA ACT	1,943	(162)	1.9
32,242	SCREEN HOLDINGS CO. LTD.	1,939	(112)	1.9
53,200	SUMITOMO CORP.	1,916	40	1.9
168,099	JAPAN POST HOLDINGS CO. LTD.	1,912	4	1.9
53,200	YOKOGAWA ELECTRIC CORP.	1,893	(292)	1.9
249,766	MAZDA MOTOR CORP.	1,858	(211)	1.8
137,408	SANKYO CO. LTD.	1,805	(93)	1.8
114,600	AISIN CORP.	1,746	(161)	1.7
32,063	FRESENIUS SE & CO. KGAA INHABER	1,715	(76)	1.7
190,380	DAIICHI LIFE GROUP INC	1,713	19	1.7
76,900	CANON MARKETING JAPAN INC.	1,677	27	1.7
344,095	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	1,659	(69)	1.6
89,400	DAIICHI SANKYO CO. LTD.	1,640	(65)	1.6
167,055	JAPAN POST INSURANCE CO. LTD.	1,617	58	1.6
26,100	SUNCOR ENERGY INC REGISTERED SHS	1,616	107	1.6
42,800	TOKIO MARINE HOLDINGS INC.	1,585	409	1.6
172,694	RICOH CO. LTD.	1,474	(27)	1.5
52,688	BAVARIAN NORDIC AS BEARER AND/OR REGISTERED SHS	1,443	123	1.4
6,200	LASERTEC CORP.	1,420	(131)	1.4
172,293	NOKIA CORP SHS SPONSORED AMERICAN DEPOSITARY RECEI	1,420	(69)	1.4
14,495	TEMENOS AG NAMEN	1,397	(151)	1.4
51,415	NEC CORP.	1,363	(117)	1.3
21,300	LINAMAR CORP REGISTERED SHS	1,351	(30)	1.3
12,200	TAISEI CORP.	1,338	(94)	1.3
62,190	TIS INC.	1,315	13	1.3
66,708	TECHNOGYM S.P.A. REGISTERED SHS	1,280	55	1.3
134,700	IDEMITSU KOSAN CO. LTD.	1,249	71	1.2
33,821	TECHNIP ENERGIES N.V. BEARER AND REGISTERED SHS	1,242	186	1.2
55,400	SHIONOGI & CO. LTD.	1,188	31	1.2
144,525	D'AMICO INTERNATIONAL SHIPPING SA BEARER SHS	1,172	75	1.2
20,321	YAMAICHI ELECTRONICS CO. LTD.	1,153	(199)	1.1
83,000	TDK CORP.	1,138	(103)	1.1
58,900	ANRITSU CORP.	1,065	(44)	1.0
7,500	KIOXIA HOLDINGS CORP.	1,004	(47)	1.0
59,292	MIXI INC.	993	(27)	1.0
17,400	GROUPE DYNAMITE INC REGISTERED SHS SUBORDINATE VOT	991	(35)	1.0
28,464	NIPPON SHINYAKU CO. LTD.	970	(45)	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(121,014)	SALMAR ASA REGISTERED SHS	$(7,267)	$203	(7.2)%
(61,056)	IMCD N.V. REGISTERED SHS	(5,275)	(1,033)	(5.2)
(119,114)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ	(5,203)	(123)	(5.1)
(133,329)	BIRKENSTOCK HOLDING LIMITED REGISTERED SHS	(4,976)	206	(4.9)
(395,438)	CVC CAPITAL PARTNERS PLC REGISTERED SHS	(4,930)	(158)	(4.9)
(343,604)	VERISURE PLC REGISTERED SHS	(3,454)	(76)	(3.4)
(180,235)	AUTO1 GROUP SE INHABER	(3,420)	304	(3.4)

18	SEI Institutional International Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(71,309)	BAKKAFROST P/F REGISTERED SHS	$(3,320)	$(11)	(3.3)%
(41,075)	EXOR N.V. REGISTERED SHS	(3,316)	205	(3.3)
(339,312)	AZELIS GROUP N.V. SHS	(3,050)	(349)	(3.0)
(99,148)	EQT AB REGISTERED SHS	(2,892)	(104)	(2.9)
(467,235)	INTESA SANPAOLO SPA AZ NOM	(2,808)	25	(2.8)
(62,060)	REMY COINTREAU SA ACT	(2,600)	(34)	(2.6)
(2,497)	PARTNERS GROUP HOLDING AG NAMEN	(2,569)	(95)	(2.5)
(67,100)	RAKUTEN BANK LTD.	(2,557)	165	(2.5)
(358,044)	STELLANTIS N.V. BEARER AND REGISTERED SHS	(2,402)	(102)	(2.4)
(48,248)	REDCARE PHARMACY N.V. BEARER SHS	(2,320)	242	(2.3)
(23,790)	HENSOLDT AG INHABER	(2,155)	79	(2.1)
(111,391)	AB SAGAX REGISTERED SHS	(2,093)	49	(2.1)
(61,916)	ARCADIS NV BEARER AND/OR REGISTERED SHS	(2,068)	122	(2.0)
(212,151)	NOBA BANK GROUP AB REGISTERED SHS	(2,006)	185	(2.0)
(34,200)	LA HOLDINGS CO. LTD.	(1,989)	73	(2.0)
(679,351)	TREASURY WINE ESTATES LTD REGISTERED SHS	(1,954)	218	(1.9)
(170,062)	SHAPIR ENGINEERING AND INDUSTRY LTD REGISTERED SHS	(1,836)	(184)	(1.8)
(361,979)	ASHTEAD TECHNOLOGY HOLDINGS PLC REGISTERED SHS	(1,805)	(196)	(1.8)
(71,188)	PUMA SE INHABER	(1,784)	0	(1.8)
(273,200)	INTERFOR CORP REGISTERED SHS	(1,762)	(228)	(1.7)
(71,600)	JMDC INC.	(1,644)	178	(1.6)
(83,185)	XVIVO PERFUSION AB REGISTERED SHS	(1,606)	(405)	(1.6)
(596,563)	REZOLVE AI PLC REGISTERED SHS	(1,605)	78	(1.6)
(51,586)	RANDSTAD N.V. BEARER SHS	(1,554)	164	(1.5)
(203,902)	HBX GROUP INTERNATIONAL PLC REGISTERED SHS	(1,520)	10	(1.5)
(28,811)	SEB SA ACT	(1,513)	79	(1.5)
(119,901)	PLUXEE N.V. SHS	(1,456)	2	(1.4)
(25,547)	BRENNTAG SE NAMEN	(1,445)	(253)	(1.4)
(67,800)	MONEY FORWARD INC.	(1,407)	(75)	(1.4)
(65,061)	GERRESHEIMER AG INHABER	(1,385)	(90)	(1.4)
(117,900)	MONOTARO CO. LTD.	(1,381)	98	(1.4)
(22,700)	ZENSHO HOLDINGS CO. LTD.	(1,380)	71	(1.4)
(20,303)	SOITEC SA ACT PORTEUR/NOM	(1,348)	138	(1.3)
(591,175)	IPH LTD REGISTERED SHS	(1,346)	(122)	(1.3)
(194,143)	PAYSAFE LTD REGISTERED SHS	(1,343)	23	(1.3)
(220,793)	DOCMORRIS AG NAMEN	(1,335)	4	(1.3)
(147,029)	NEXTDC LTD REGISTERED SHS	(1,333)	187	(1.3)
(9,600)	NITTO BOSEKI CO. LTD.	(1,312)	176	(1.3)
(240,724)	A2Z CUST2MATE SOLUTIONS CORP REGISTERED SHS	(1,281)	(324)	(1.3)
(356,300)	VIZSLA SILVER CORP REGISTERED SHS	(1,271)	92	(1.3)
(139,271)	SESA S.P.A. AZ NOM	(1,248)	146	(1.2)
(226,421)	HELLOFRESH SE INHABER	(1,238)	225	(1.2)
(57,100)	GNI GROUP LTD.	(1,216)	160	(1.2)
(324,700)	DENISON MINES CORP REGISTERED SHS	(1,196)	47	(1.2)
(117,500)	SAPPORO HOLDINGS LTD.	(1,193)	(80)	(1.2)
(63,219)	ENERGY FUELS INC REGISTERED SHS	(1,182)	30	(1.2)
(73,325)	MANCHESTER UNITED PLC REGISTERED SHS	(1,180)	(52)	(1.2)
(355,346)	HEXATRONIC GROUP AB REGISTERED SHS	(1,177)	(41)	(1.2)
(1,238,109)	GLOBALDATA PLC REGISTERED SHS	(1,173)	(28)	(1.2)
(258,342)	IPERIONX LIMITED REGISTERED SHS	(1,128)	504	(1.1)
(399,437)	DRONESHIELD LTD REGISTERED SHS	(1,118)	68	(1.1)
(5,649)	SARTORIUS STEDIM BIOTECH ACT	(1,114)	26	(1.1)
(56,296)	DELIVERY HERO SE NAMEN	(1,108)	104	(1.1)
(792,034)	IBSTOCK PLC REGISTERED SHS	(1,100)	30	(1.1)
(14,423)	ARYZTA AG NAMEN	(1,099)	(19)	(1.1)
(327,772)	METSA BOARD CORPORATION REGISTERED SHS	(1,093)	(51)	(1.1)
(60,400)	SOTETSU HOLDINGS INC.	(1,060)	(64)	(1.0)
(16,766)	RENK GROUP AG INHABER	(1,055)	51	(1.0)
(431,350)	SINCH AB REGISTERED SHS	(1,053)	(68)	(1.0)
(96,900)	WEST HOLDINGS CORP.	(1,044)	(47)	(1.0)
(23,174)	ENERGIEKONTOR AG INHABER	(1,019)	(1)	(1.0)

SEI Institutional International Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Equity Fund (Concluded)

Percentages are based on Net Assets of $3,471,188 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(B)	Interest rate represents the security's effective yield at the time of purchase.

(C)	No interest rate available.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	210,275	3,056,690	–	^	3,266,965
U.S. Treasury Obligation	–	86,267	–		86,267
Preferred Stock	–	22,726	–		22,726
Cash Equivalent	26,019	–	–		26,019
Total Investments in Securities	236,294	3,165,683	–		3,401,977

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(763)	–	–	(763)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(1,768)	–	(1,768)
Total Other Financial Instruments	(763)	(1,768)	–	(2,531)

^	This category includes securities with a value of $0.
*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,536	$405,760	$(417,277)	$—	$—	$26,019	$643	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 94.2%
Australia — 0.3%
Materials — 0.3%
Anglogold Ashanti Plc	50,227	$4,931
		4,931
Total Australia		4,931

Brazil — 5.5%

Communication Services — 0.7%
Telefonica Brasil SA	617,800	4,865
TIM SA/Brazil	1,068,200	5,613
		10,478

Consumer Discretionary — 0.9%
Cogna Educacao SA	1,262,217	769
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	791,800	4,155
Lojas Renner SA	131,892	375
Ultrapar Participacoes SA	771,033	4,230
Vibra Energia SA	649,921	3,923
		13,452

Consumer Staples — 0.9%
Natura Cosmeticos SA *	3,471,200	6,913
Raia Drogasil SA	1,695,192	7,603
		14,516

Energy — 0.9%
Petroleo Brasileiro SA - Petrobras	67,100	690
Petroleo Brasileiro SA - Petrobras ADR, Cl A	486,758	9,127
PRIO SA/Brazil *	301,200	3,824
		13,641

Financials — 1.4%
B3 SA - Brasil Bolsa Balcao	1,070,200	3,771
Banco Bradesco SA ADR	1,115,235	4,071
Banco BTG Pactual SA	85,500	926
Itau Unibanco Holding SA ADR	1,363,153	11,423
Pagseguro Digital Ltd, Cl A	84,500	847
		21,038

Industrials — 0.2%
Localiza Rent a Car SA	116,700	1,051
WEG SA	271,600	2,648
		3,699

Materials — 0.0%
Vale SA	30,148	476

Utilities — 0.5%
Axia Energia	469,200	5,258
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1	–
CPFL Energia SA	244,195	2,277
		7,535
Total Brazil		84,835

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Chile — 0.7%

Communication Services — 0.0%
Empresa Nacional de Telecomunicaciones SA	92,800	$365

Consumer Discretionary — 0.1%
Falabella SA	251,169	1,525

Financials — 0.3%
Banco de Chile	23,649,440	4,258
Inversiones La Construccion SA	20,300	422
		4,680

Industrials — 0.1%
Latam Airlines Group SA	52,194,400	1,275

Real Estate — 0.1%
Plaza SA	241,400	1,019

Utilities — 0.1%
Colbun SA	3,067,448	427
Engie Energia Chile SA	568,340	907
		1,334
Total Chile		10,198

China — 22.7%

Communication Services — 4.5%
Baidu Inc ADR *	47,372	5,278
Baidu Inc, Cl A *	45,900	642
Giant Network Group Co Ltd, Cl A	141,700	653
Hello Group Inc ADR	63,146	364
JOYY Inc ADR	33,365	1,948
NetEase Inc	634,168	14,172
Tencent Holdings Ltd	728,800	45,973
Weibo Corp ADR	26,100	228
Weibo Corp, Cl A	54,500	473
Xinhua Winshare Publishing and Media Co Ltd, Cl H	95,000	127
		69,858

Consumer Discretionary — 6.4%
Alibaba Group Holding Ltd	2,138,700	33,527
BAIC Motor Corp Ltd, Cl H *	1,044,692	206
Bosideng International Holdings Ltd	1,156,546	595
BYD Co Ltd, Cl H	146,611	2,005
China Meidong Auto Holdings Ltd	6,260,000	1,131
China Tourism Group Duty Free Corp Ltd, Cl H	123,900	1,036
Geely Automobile Holdings Ltd	3,159,702	8,558
Haier Smart Home Co Ltd, Cl A	3,481,300	9,327
JD.com Inc ADR	175,780	5,198
JD.com Inc, Cl A	117,988	1,739
Li Ning Co Ltd	132,900	367
Meituan, Cl B *	521,468	5,691

SEI Institutional International Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Midea Group Co Ltd, Cl A	61,700	$687
Midea Group Co Ltd, Cl H *	86,400	930
New Oriental Education & Technology Group Inc	854,300	4,840
Nexteer Automotive Group Ltd	2,101,000	1,373
PDD Holdings Inc ADR *	56,439	5,767
Pop Mart International Group Ltd	63,879	1,189
TCL Electronics Holdings Ltd	883,357	1,452
Trip.com Group Ltd *	65,088	3,217
Trip.com Group Ltd ADR *	69,705	3,471
Vipshop Holdings Ltd ADR	428,917	6,743
Zhejiang China Commodities City Group Co Ltd, Cl A	146,282	277
		99,326

Consumer Staples — 1.2%
China Resources Beer Holdings Co Ltd	934,000	3,091
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,171,060	6,981
Foshan Haitian Flavouring & Food Co Ltd, Cl H	477,300	2,235
Hengan International Group Co Ltd	393,900	1,394
JD Health International Inc *	450,300	2,749
Want Want China Holdings Ltd	3,437,300	2,034
		18,484

Energy — 0.2%
PetroChina Co Ltd, Cl A	167,800	294
PetroChina Co Ltd, Cl H	1,987,000	2,726
		3,020

Financials — 4.1%
Agricultural Bank of China Ltd, Cl H	4,251,800	3,042
China CITIC Bank Corp Ltd, Cl A	233,700	281
China CITIC Bank Corp Ltd, Cl H	5,611,361	5,684
China CITIC Financial Asset Management Co Ltd, Cl H *	4,454,700	453
China Construction Bank Corp, Cl A	1,043,900	1,460
China Construction Bank Corp, Cl H	1,437,079	1,551
China Life Insurance Co Ltd, Cl A	158,200	840
China Life Insurance Co Ltd, Cl H	1,865,689	5,953
China Pacific Insurance Group Co Ltd, Cl A	178,000	964
China Pacific Insurance Group Co Ltd, Cl H	437,941	1,794
China Reinsurance Group Corp, Cl H	871,500	165
Chongqing Rural Commercial Bank Co Ltd, Cl H	814,900	706
FinVolution Group ADR	137,324	658
GF Securities Co Ltd, Cl H	332,700	618
Hithink RoyalFlush Information Network Co Ltd, Cl A	33,400	1,460
Huatai Securities Co Ltd, Cl A	74,400	194
Industrial & Commercial Bank of China Ltd, Cl H	10,877,009	9,589
New China Life Insurance Co Ltd, Cl A	99,100	894
New China Life Insurance Co Ltd, Cl H	555,564	3,308

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
People's Insurance Co Group of China Ltd/The, Cl A	690,100	$734
People's Insurance Co Group of China Ltd/The, Cl H	6,891,467	4,800
PICC Property & Casualty Co Ltd, Cl H	2,891,838	5,324
Ping An Insurance Group Co of China Ltd, Cl H	1,538,572	11,832
Shenwan Hongyuan Group Co Ltd, Cl A	425,500	291
Up Fintech Holding Ltd ADR *	35,300	222
		62,817

Health Care — 0.9%
Beijing Tiantan Biological Products Corp Ltd, Cl A	124,059	272
Consun Pharmaceutical Group Ltd	472,911	1,009
Genertec Universal Medical Group Co Ltd	703,200	522
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	654,789	2,516
Hansoh Pharmaceutical Group Co Ltd	635,700	2,910
Innovent Biologics Inc *	457,000	5,028
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	127,100	628
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	51,794	262
Sino Biopharmaceutical Ltd	624,405	475
WuXi AppTec Co Ltd, Cl A	38,700	561
WuXi AppTec Co Ltd, Cl H	28,600	438
		14,621

Industrials — 3.7%
Airtac International Group	150,590	4,796
Centre Testing International Group Co Ltd, Cl A	3,427,400	7,004
Contemporary Amperex Technology Co Ltd, Cl A	253,100	14,975
COSCO SHIPPING Holdings Co Ltd, Cl A	922,100	2,013
COSCO SHIPPING Holdings Co Ltd, Cl H	2,218,486	4,225
Dongfang Electric Corp Ltd, Cl H	469,800	2,070
Goneo Group Co Ltd, Cl A	38,306	233
JD Logistics Inc *	1,825,100	3,222
Lonking Holdings Ltd	2,318,300	888
Ningbo Orient Wires & Cables Co Ltd, Cl A	247,388	2,185
Qingdao Port International Co Ltd, Cl H	814,600	708
Sany Heavy Industry Co Ltd, Cl A	155,600	437
Shanghai Industrial Holdings Ltd	510,244	919
Shenzhen Envicool Technology Co Ltd, Cl A	102,500	1,277
Shenzhen Inovance Technology Co Ltd, Cl A	182,200	1,785
Shenzhen International Holdings Ltd	20,929	19
Sieyuan Electric Co Ltd, Cl A	14,200	420
Sinopec Engineering Group Co Ltd, Cl H	1,029,219	775
Yangzijiang Shipbuilding Holdings Ltd	1,909,200	5,652
Yutong Bus Co Ltd, Cl A	156,200	811
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	322,819	406

22	SEI Institutional International Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl H	1,823,800	$2,025
		56,845

Information Technology — 0.4%
Anker Innovations Technology Co Ltd, Cl A	30,200	480
China Railway Signal & Communication Corp Ltd, Cl H	879,189	391
Piotech Inc, Cl A	4,000	219
Shengyi Technology Co Ltd, Cl A	178,100	1,430
Shennan Circuits Co Ltd, Cl A	12,300	402
Shenzhen Sunlord Electronics Co Ltd, Cl A	401,000	1,998
Zhongji Innolight Co Ltd, Cl A	21,600	1,851
		6,771

Materials — 0.9%
Anhui Conch Cement Co Ltd, Cl H	217,184	591
China Hongqiao Group Ltd	255,901	1,156
CMOC Group Ltd, Cl A	329,200	840
CMOC Group Ltd, Cl H	360,648	759
Fufeng Group Ltd	1,727,247	1,542
Shanghai Putailai New Energy Technology Group Co Ltd, Cl A	669,490	3,147
Shanjin International Gold Co Ltd, Cl A	152,500	668
Yunnan Yuntianhua Co Ltd, Cl A	83,600	406
Zangge Mining Co Ltd, Cl A	115,100	1,343
Zijin Mining Group Co Ltd, Cl A	579,100	2,812
Zijin Mining Group Co Ltd, Cl H	39,900	180
		13,444

Real Estate — 0.3%
China Resources Land Ltd	1,211,000	4,489
Seazen Group Ltd *	526,254	138
		4,627

Utilities — 0.1%
Beijing Enterprises Holdings Ltd	307,657	1,176
Total China		350,989

Czech Republic — 0.1%

Industrials — 0.1%
CSG NV *	29,583	796

Egypt — 0.5%

Communication Services — 0.0%
Telecom Egypt Co	610,400	879

Financials — 0.5%
Commercial International Bank - Egypt (CIB)	3,118,989	6,921
EFG Holding S.A.E. *	318,191	147
		7,068
Total Egypt		7,947

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Greece — 0.6%

Communication Services — 0.1%
Hellenic Telecommunications Organization SA	84,990	$1,598

Consumer Discretionary — 0.2%
Allwyn AG	149,582	2,256
JUMBO SA	41,558	1,053
		3,309

Financials — 0.3%
Eurobank SA	1,285,356	5,130
Total Greece		10,037

Hong Kong — 1.2%

Consumer Staples — 0.4%
Chaoda Modern Agriculture Holdings Ltd *	102,809	3
WH Group Ltd	3,889,107	5,113
		5,116

Financials — 0.7%
AIA Group Ltd	665,400	7,394
Hong Kong Exchanges & Clearing Ltd	65,300	3,295
		10,689

Industrials — 0.0%
Orient Overseas International Ltd	21,600	385

Information Technology — 0.0%
China High Precision Automation Group Ltd *	1,385,624	41

Materials — 0.1%
Nine Dragons Paper Holdings Ltd *	2,179,000	1,847
Total Hong Kong		18,078

Hungary — 1.2%

Communication Services — 0.0%
Magyar Telekom Telecommunications PLC	81,934	507

Energy — 0.4%
MOL Hungarian Oil & Gas PLC	498,026	5,920

Financials — 0.7%
OTP Bank Nyrt	99,931	10,632

Health Care — 0.1%
Richter Gedeon Nyrt	26,400	933
Total Hungary		17,992

India — 9.6%

Communication Services — 0.3%
Bharti Airtel Ltd	60,650	1,153
Indus Towers Ltd *	266,876	1,188

SEI Institutional International Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Info Edge India Ltd	220,662	$2,280
		4,621
Consumer Discretionary — 1.3%
Eicher Motors Ltd	55,365	3,877
Hero MotoCorp Ltd	105,917	5,725
JK Tyre & Industries Ltd	34,700	141
Mahindra & Mahindra Ltd GDR	149,414	4,946
Maruti Suzuki India Ltd	18,681	2,450
MRF Ltd	800	1,091
Tube Investments of India Ltd	85,089	2,276
		20,506
Consumer Staples — 0.7%
Britannia Industries Ltd	68,436	3,913
Marico Ltd	726,994	5,674
Nestle India Ltd	116,100	1,443
		11,030
Energy — 1.5%
Bharat Petroleum Corp Ltd	1,684,950	5,052
Great Eastern Shipping Co Ltd/The	121,539	1,828
Indian Oil Corp Ltd	972,100	1,388
Oil & Natural Gas Corp Ltd	3,149,568	9,489
Petronet LNG Ltd	150,234	394
Reliance Industries Ltd	313,732	4,512
		22,663
Financials — 2.9%
Bank of Baroda	1,188,919	3,134
Canara Bank	3,384,557	4,459
General Insurance Corp of India	248,795	955
HDFC Bank Ltd	454,640	3,561
HDFC Bank Ltd ADR	395,273	9,834
ICICI Bank Ltd	106,217	1,364
ICICI Bank Ltd ADR	299,086	7,746
Karur Vysya Bank Ltd/The	439,940	1,355
L&T Finance Ltd	455,550	1,165
LIC Housing Finance Ltd	363,047	1,911
Multi Commodity Exchange of India Ltd	32,500	831
Muthoot Finance Ltd	144,605	4,856
Sammaan Capital Ltd *	114,000	181
Shriram Finance Ltd	247,500	2,303
Union Bank of India Ltd	358,900	629
		44,284
Health Care — 0.9%
Aurobindo Pharma Ltd	162,693	2,262
Dr Reddy's Laboratories Ltd	71,700	961
Dr Reddy's Laboratories Ltd ADR	525,686	7,281
Sun Pharmaceutical Industries Ltd	174,600	3,266
Zydus Lifesciences Ltd	63,400	590
		14,360
Industrials — 0.2%
Ashok Leyland Ltd	1,099,686	1,805
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MTAR Technologies Ltd *	43,909	$1,616
		3,421
Information Technology — 0.8%
Infosys Ltd ADR	308,556	4,169
Infosys Ltd	488,599	6,590
Netweb Technologies India Ltd	35,767	1,181
		11,940
Materials — 0.8%
Castrol India Ltd	235,632	435
Chambal Fertilisers and Chemicals Ltd	43,900	199
Coromandel International Ltd	11,250	229
EID Parry India Ltd *	33,501	276
GHCL Ltd	39,343	177
Hindalco Industries Ltd	160,506	1,518
National Aluminium Co Ltd	1,011,700	4,176
NMDC Ltd	1,661,609	1,352
Vedanta Ltd	560,497	3,933
		12,295
Real Estate — 0.1%
Phoenix Mills Ltd/The	112,368	1,801

Utilities — 0.1%
Mahanagar Gas Ltd	56,100	552
PTC India Ltd	69,600	117
		669
Total India		147,590

Indonesia — 2.0%

Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	12,421,400	2,246

Consumer Staples — 0.3%
Indofood Sukses Makmur Tbk PT	2,003,984	748
Japfa Comfeed Indonesia Tbk PT	4,277,600	598
Unilever Indonesia Tbk PT	29,260,300	3,169
		4,515
Energy — 0.2%
Adaro Andalan Indonesia PT	835,600	559
Alamtri Resources Indonesia Tbk PT	14,200	2
Bukit Asam Persero Tbk PT	1,269,900	238
United Tractors Tbk PT	910,100	1,664
		2,463
Financials — 1.0%
Bank Central Asia Tbk PT	18,759,400	7,246
Bank Mandiri Persero Tbk PT	8,084,700	2,269
Bank Rakyat Indonesia Persero Tbk PT	28,533,728	5,702
		15,217
Industrials — 0.2%
Astra International Tbk PT	7,130,145	2,632

24	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.1%
Merdeka Battery Materials Tbk PT *	25,106,700	$1,094
Merdeka Copper Gold Tbk PT *	4,877,100	928
		2,022
Utilities — 0.1%
Perusahaan Gas Negara Persero Tbk PT	12,293,300	1,345
Total Indonesia		30,440

Kazakhstan — 0.1%

Energy — 0.1%
NAC Kazatomprom JSC GDR	23,154	1,803

Kuwait — 0.3%

Communication Services — 0.3%
Mobile Telecommunications Co KSCP	2,435,431	4,484

Consumer Discretionary — 0.0%
Humansoft Holding Co KSC	113,300	882
Total Kuwait		5,366

Malaysia — 0.5%

Communication Services — 0.1%
Telekom Malaysia Bhd	483,900	850

Consumer Staples — 0.0%
United Plantations BHD	1,850	16

Energy — 0.0%
Petronas Dagangan Bhd	93,800	507

Financials — 0.1%
Public Bank Bhd	1,614,300	1,874

Industrials — 0.1%
Zetrix Ai Bhd	3,402,089	629

Materials — 0.2%
Malayan Cement Bhd	261,200	390
Petronas Chemicals Group Bhd	1,992,700	2,996
		3,386
Real Estate — 0.0%
Sunway Real Estate Investment Trust ‡	91,200	52
Total Malaysia		7,314

Mexico — 2.3%
Consumer Staples — 1.0%
Fomento Economico Mexicano SAB de CV ADR	42,409	4,710
Fomento Economico Mexicano SAB de CV	955,700	10,522
		15,232
Financials — 1.2%
Banco del Bajio SA	961,533	2,952

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gentera SAB de CV	424,700	$1,197
Grupo Financiero Banorte SAB de CV, Cl O	1,365,628	15,022
		19,171
Materials — 0.1%
Cemex SAB de CV ADR	160,303	1,834
Total Mexico		36,237

Netherlands — 0.2%

Energy — 0.2%
SBM Offshore NV	78,992	3,140

Peru — 0.2%

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	81,597	2,941

Philippines — 0.4%

Communication Services — 0.0%
Converge Information and Communications Technology Solutions Inc	1,674,100	341

Consumer Staples — 0.2%
Century Pacific Food Inc	3,581,200	2,063
Puregold Price Club Inc	144,900	98
		2,161
Financials — 0.0%
Metropolitan Bank & Trust Co	505,379	528

Industrials — 0.2%
Alliance Global Group Inc	1,796,405	266
International Container Terminal Services Inc	254,098	2,881
LT Group Inc	675,800	163
		3,310
Total Philippines		6,340

Poland — 1.7%

Energy — 0.2%
ORLEN SA	109,300	3,944

Financials — 1.0%
Alior Bank SA	109,759	3,274
Bank Polska Kasa Opieki SA	197,433	11,649
KRUK SA	5,500	667
		15,590
Health Care — 0.1%
Diagnostyka SA	29,879	1,375

Materials — 0.2%
KGHM Polska Miedz SA *	38,257	2,783

Utilities — 0.2%
Enea SA	233,420	1,554

SEI Institutional International Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PGE Polska Grupa Energetyczna SA *	275,300	$783
Tauron Polska Energia SA *	40,500	112
		2,449
Total Poland		26,141

Portugal — 0.3%

Consumer Staples — 0.3%
Jeronimo Martins SGPS SA	213,772	5,096

Qatar — 0.3%

Communication Services — 0.3%
Ooredoo QPSC	1,166,678	3,980

Real Estate — 0.0%
Barwa Real Estate Co	1,232,200	785
Total Qatar		4,765

Russia — 0.0%

Communication Services — 0.0%
Mobile TeleSystems PJSC *	1,398,028	–

Energy — 0.0%
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC *	109,206	–
Rosneft Oil Co PJSC *(A)	230,389	–
Surgutneftegas PJSC ADR *	501,658	–
		–
Financials — 0.0%
Sberbank of Russia PJSC *(A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
		–
Materials — 0.0%
Alrosa PJSC *(A)	605,728	–
Total Russia		–

Saudi Arabia — 1.4%

Communication Services — 0.3%
Etihad Etisalat Co	243,866	4,247

Energy — 0.5%
Arabian Drilling Co	44,702	968
Saudi Arabian Oil Co	840,531	6,085
		7,053
Financials — 0.5%
Banque Saudi Fransi	104,400	557
Riyad Bank	472,600	3,743
Saudi National Bank/The	290,618	3,281
		7,581
Materials — 0.1%
Yanbu National Petrochemical Co	170,002	1,596
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.0%
Arabian Centres Co	132,769	$604
Total Saudi Arabia		21,081

Singapore — 0.0%

Financials — 0.0%
Yangzijiang Financial Holding Ltd	292,509	57

South Africa — 4.0%

Communication Services — 0.2%
Telkom SA SOC Ltd	331,000	1,137
Vodacom Group Ltd	217,600	1,835
		2,972
Consumer Discretionary — 1.1%
Naspers Ltd, Cl N	328,929	16,819

Consumer Staples — 0.4%
AVI Ltd	656,592	3,983
Tiger Brands Ltd	137,566	2,437
		6,420
Energy — 0.1%
Exxaro Resources Ltd	145,800	1,931

Financials — 1.2%
Absa Group Ltd	591,677	8,425
Capitec Bank Holdings Ltd	15,399	3,740
Discovery Ltd	197,354	2,863
JSE Ltd	78,900	741
Momentum Group Ltd	25,945	55
Nedbank Group Ltd	50,533	788
Ninety One Ltd	68,000	202
Old Mutual Ltd	466,000	376
Sanlam Ltd	123,638	643
		17,833
Health Care — 0.2%
Aspen Pharmacare Holdings Ltd	335,555	2,576
Netcare Ltd	7,900	8
		2,584
Information Technology — 0.0%
DataTec Ltd	56,535	232

Materials — 0.6%
Anglo American PLC	83,010	3,538
DRDGOLD Ltd	132,900	391
Gold Fields Ltd	16,500	750
Harmony Gold Mining Co Ltd	125,700	1,898
Impala Platinum Holdings Ltd	61,436	864
Kumba Iron Ore Ltd	59,111	1,103
Omnia Holdings Ltd	197,858	1,113
		9,657

26	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.2%
Growthpoint Properties Ltd ‡	801,500	$757
Redefine Properties Ltd ‡	1,277,639	446
Resilient REIT Ltd ‡	354,079	1,667
		2,870
Total South Africa		61,318

South Korea — 14.2%

Communication Services — 0.4%
Cheil Worldwide Inc	42,251	531
KT Corp ADR *	115,128	2,470
LG Uplus Corp	257,540	2,678
NAVER Corp	1,000	136
		5,815
Consumer Discretionary — 1.8%
DoubleUGames Co Ltd	3,900	129
Hankook Tire & Technology Co Ltd	89,530	3,296
Hyundai Department Store Co Ltd	8,288	444
Hyundai Mobis Co Ltd	13,426	3,464
Hyundai Motor Co	7,495	2,309
Hyundai Wia Corp	4,200	222
Kia Corp	131,360	12,969
LG Electronics Inc	48,455	3,513
Youngone Corp	11,095	591
Youngone Holdings Co Ltd	1,500	224
		27,161
Consumer Staples — 0.4%
Amorepacific Holdings Corp	9,700	181
APR Corp/Korea	15,620	3,564
E-MART Inc	6,100	396
KT&G Corp	15,301	1,645
Orion Corp/Republic of Korea	7,000	606
Shinsegae Inc	2,000	411
		6,803
Financials — 2.2%
BNK Financial Group Inc	44,600	541
Hana Financial Group Inc	189,766	13,834
KB Financial Group Inc	29,411	2,887
Korea Investment Holdings Co Ltd	10,587	1,477
Samsung Fire & Marine Insurance Co Ltd	7,810	2,339
Shinhan Financial Group Co Ltd	113,500	6,765
Woori Financial Group Inc	276,083	6,052
		33,895
Health Care — 0.1%
Celltrion Inc	9,028	1,207

Industrials — 1.9%
GS Holdings Corp	53,526	2,313
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,668	387
Hyosung Corp	4,800	421
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hyundai Rotem Co Ltd	32,472	$3,739
LX INTERNATIONAL CORP	27,000	786
Samsung E&A Co Ltd	42,500	1,044
Sanil Electric Co Ltd	14,787	1,365
SK Inc	26,453	5,438
SK Square Co Ltd *	42,557	14,012
		29,505
Information Technology — 7.3%
Duk San Neolux Co Ltd *	54,820	1,897
NEXTIN Inc	27,856	1,198
Samsung Electro-Mechanics Co Ltd	7,521	2,155
Samsung Electronics Co Ltd	599,834	70,157
SFA Engineering Corp	68,136	1,192
SK hynix Inc	64,097	36,366
		112,965
Materials — 0.1%
LG Chem Ltd	10,234	2,092
Total South Korea		219,443

Taiwan — 19.5%

Communication Services — 0.2%
Chunghwa Telecom Co Ltd	712,041	2,968
International Games System Co Ltd	19,700	471
		3,439
Consumer Discretionary — 0.3%
Far Eastern Department Stores Ltd	750,600	538
Fusheng Precision Co Ltd	39,835	325
Merry Electronics Co Ltd	216,900	578
Pou Chen Corp	377,100	338
Poya International Co Ltd	161,000	2,501
		4,280
Consumer Staples — 0.6%
Uni-President Enterprises Corp	4,110,990	9,183

Financials — 0.6%
Cathay Financial Holding Co Ltd	1,374,880	3,074
CTBC Financial Holding Co Ltd	3,970,000	6,452
		9,526
Industrials — 0.8%
Bizlink Holding Inc	28,300	1,625
CyberPower Systems Inc	36,572	197
Eva Airways Corp	2,356,934	2,539
Kaori Heat Treatment Co Ltd	63,000	1,764
Sincere Navigation Corp	1,674,814	2,217
Sunonwealth Electric Machine Industry Co Ltd	134,905	535
United Integrated Services Co Ltd	39,100	1,039
Voltronic Power Technology Corp	85,280	1,977
		11,893

SEI Institutional International Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 17.0%
Accton Technology Corp	11,799	$582
Advantech Co Ltd	734,908	7,536
AP Memory Technology Corp	47,000	684
Ardentec Corp	151,399	759
ASE Technology Holding Co Ltd	123,200	1,356
ASPEED Technology Inc	7,000	2,413
Asustek Computer Inc	354,000	6,217
AURAS Technology Co Ltd	64,000	1,842
Chroma ATE Inc	83,900	4,026
Compeq Manufacturing Co Ltd	72,900	586
Delta Electronics Inc	339,281	15,298
Genius Electronic Optical Co Ltd	51,631	722
Grand Process Technology Corp	35,000	3,150
Hon Hai Precision Industry Co Ltd	562,479	3,438
King Slide Works Co Ltd	11,000	1,140
King Yuan Electronics Co Ltd	62,000	530
Largan Precision Co Ltd	18,238	1,251
MediaTek Inc	188,311	9,032
Nan Ya Printed Circuit Board Corp	90,000	1,552
Simplo Technology Co Ltd	52,400	552
Sinbon Electronics Co Ltd	252,000	2,019
Synnex Technology International Corp	327,200	788
Taiwan Semiconductor Manufacturing Co Ltd	2,648,141	153,154
Taiwan Semiconductor Manufacturing Co Ltd ADR	69,482	23,481
Tripod Technology Corp	235,463	2,572
United Microelectronics Corp	1,294,169	2,320
Universal Microwave Technology Inc	43,000	1,996
Win Semiconductors Corp	190,000	2,202
Wiwynn Corp	57,400	6,177
Yageo Corp	609,293	4,815
		262,190
Materials — 0.0%
Tung Ho Steel Enterprise Corp	149,400	319

Real Estate — 0.0%
Highwealth Construction Corp	874,400	962
Total Taiwan		301,792

Thailand — 1.1%

Communication Services — 0.1%
Advanced Info Service PCL NVDR	75,600	863

Energy — 0.5%
PTT Exploration & Production PCL NVDR	1,370,160	6,602
Star Petroleum Refining PCL NVDR	8,126,000	1,730
		8,332
Financials — 0.4%
Kasikornbank PCL NVDR	1,109,100	6,471
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 0.1%
Airports of Thailand PCL NVDR	671,600	$1,071
Total Thailand		16,737

Turkey — 0.5%

Communication Services — 0.0%
Turkcell Iletisim Hizmetleri AS	126,706	303

Consumer Discretionary — 0.0%
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	188,600	179

Financials — 0.2%
Haci Omer Sabanci Holding AS	1,089,079	2,201
Turkiye Is Bankasi AS, Cl C	162,240	48
Yapi ve Kredi Bankasi AS *	2,030,610	1,520
		3,769
Industrials — 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	541,435	2,384
Turk Hava Yollari AO	64,700	429
		2,813
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS ‡	2,515,911	1,086
Total Turkey		8,150

United Arab Emirates — 1.7%

Financials — 0.5%
Dubai Islamic Bank PJSC	595,523	1,208
Emirates NBD Bank PJSC	529,754	3,991
First Abu Dhabi Bank PJSC	628,256	2,981
		8,180
Industrials — 0.2%
Air Arabia PJSC	1,359,022	1,517
Dubai Investments PJSC	1,026,200	1,073
		2,590
Real Estate — 1.0%
Aldar Properties PJSC	256,200	554
Emaar Development PJSC	1,225,566	4,639
Emaar Properties PJSC	3,228,867	10,566
		15,759
Total United Arab Emirates		26,529

United Kingdom — 0.4%

Consumer Staples — 0.4%
Unilever PLC	119,709	6,548

United States — 0.4%

Information Technology — 0.2%
EPAM Systems Inc *	25,938	3,512

28	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.2%
Titan SA	43,499	$2,273
Total United States		5,785

Vietnam — 0.3%

Real Estate — 0.3%
Vinhomes JSC *	1,033,300	4,045

Total Common Stock
(Cost $1,052,120) ($ Thousands)		1,454,461

PREFERRED STOCK — 3.3%
Brazil — 1.1%

Consumer Discretionary — 0.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes*(B)	53,658	261

Energy — 0.5%
Petroleo Brasileiro SA - Petrobras(B)	840,137	7,816

Financials — 0.5%
Banco Bradesco SA (B)	1,206,200	4,430
Itausa SA(B)	1,302,413	3,472
		7,902
Materials — 0.1%
Bradespar SA(B)	303,363	1,344

Preferred Stock — 0.0%
Metalurgica Gerdau SA, Cl A(B)	109,200	178
Total Brazil		17,501

Colombia — 0.2%

Financials — 0.2%
Grupo Cibest SA(B)	137,900	2,544

South Korea — 2.0%

Consumer Discretionary — 0.4%
Hyundai Motor Co (B)	36,476	5,740
LG Electronics Inc(B)	31,728	1,015
		6,755
Information Technology — 1.5%
Samsung Electronics Co Ltd(B)	288,605	23,297

Materials — 0.1%
LG Chem Ltd(B)	10,949	1,074
Total South Korea		31,126

Total Preferred Stock
(Cost $35,365) ($ Thousands)		51,171
Description	Face Amount (Thousands)		Market Value ($ Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.955%, 03/31/2175 (C)(D)	BRL	8	$1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class 3.540%**	18,558,370	18,558
Total Cash Equivalent
(Cost $18,558) ($ Thousands)		18,558
Total Investments in Securities — 98.7%
(Cost $1,106,043) ($ Thousands)		$1,524,191

SEI Institutional International Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	274	Jun-2026	$20,523	$19,928	$(595)

Percentages are based on Net Assets of $1,543,748 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security (see Note 5).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(B)	No interest rate available.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3		Total
Investments in Securities	($)	($)	($)(1)		($)
Common Stock	264,907	1,189,554	–	^	1,454,461
Preferred Stock	17,240	33,931	–		51,171
Debenture Bond	–	1	–		1
Cash Equivalent	18,558	–	–		18,558
Total Investments in Securities	300,705	1,223,486	–		1,524,191

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(595)	–	–	(595)
Total Other Financial Instruments	(595)	–	–	(595)

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,557	$188,315	$(191,314)	$—	$—	$18,558	$258	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

30	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 80.5%
Australia — 3.1%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$738
Australia Government Bond
4.750%, 06/21/2054	AUD	4,100	2,557
4.500%, 04/21/2033		887	596
4.250%, 03/21/2036		450	291
3.500%, 12/21/2034		824	507
3.000%, 03/21/2047		532	257
2.750%, 05/21/2041		1,645	842
2.500%, 05/21/2030		2,244	1,413
2.250%, 05/21/2028		2,233	1,455
New South Wales Treasury
4.750%, 02/20/2035		878	570
3.500%, 11/20/2037		469	259
2.000%, 03/08/2033		1,010	561
Queensland Treasury
2.000%, 08/22/2033		451	246
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	623
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,127
			12,042
Austria — 1.2%
Mondi Finance MTN
3.750%, 05/18/2033	EUR	400	446
Republic of Austria Government Bond
4.150%, 03/15/2037(A)		692	853
3.200%, 07/15/2039		404	449
3.150%, 06/20/2044(A)		955	1,024
0.900%, 02/20/2032(A)		1,026	1,049
0.250%, 10/20/2036(A)		539	450
0.000%, 10/20/2040(A)(B)		455	313
			4,584
Belgium — 0.9%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	343
3.875%, 05/19/2038		340	381
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	458
Fluxys
4.000%, 11/28/2030		400	463
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	36
3.750%, 06/22/2045		401	439
3.000%, 06/22/2034(A)		594	666
2.850%, 10/22/2034(A)		34	38
2.700%, 10/22/2029(A)		271	310
1.600%, 06/22/2047(A)		41	30
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Syensqo
4.000%, 05/28/2035	EUR	200	$223
			3,387
Canada — 4.2%
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	850
Canadian Government Bond
3.000%, 06/01/2034		607	424
2.750%, 06/01/2033		172	119
2.500%, 12/01/2032		1,351	925
2.250%, 06/01/2029		3,651	2,561
2.000%, 12/01/2051		1,565	780
1.500%, 06/01/2026		573	410
Canadian Imperial Bank of Commerce
6.500%, H15T5Y + 2.727%, 07/28/2086 (C)		$240	235
CI Financial
4.625%, 12/12/2031(A)	EUR	170	196
Gildan Activewear
4.700%, 10/07/2030(A)		$290	287
Province of British Columbia Canada
4.000%, 06/18/2035	CAD	8,600	6,200
Province of Ontario Canada
4.700%, 06/02/2037		570	429
4.650%, 06/02/2041		540	396
2.900%, 12/02/2046		1,419	780
2.800%, 06/02/2048		1,540	819
Province of Quebec Canada
6.250%, 06/01/2032		720	593
3.500%, 12/01/2048		635	374
			16,378
Chile — 0.6%
Chile Government International Bond
3.875%, 04/14/2036	EUR	1,592	1,772
3.800%, 07/01/2035		172	192
Nacional del Cobre de Chile
5.950%, 01/08/2034(A)		$295	302
			2,266
China — 4.4%
Agricultural Bank of China MTN
2.800%, 07/31/2027	CNY	26,500	3,883
China Development Bank
4.300%, 08/02/2032		4,000	660
China Development Bank MTN
2.600%, 04/23/2029		7,510	1,116
China Government Bond
3.810%, 09/14/2050		12,430	2,269
2.850%, 06/04/2027		13,880	2,051
2.390%, 03/15/2029		40,000	5,955
2.110%, 08/25/2034		4,780	712

SEI Institutional International Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.740%, 10/15/2029	CNY	1,740	$255
			16,901
Colombia — 2.0%
Colombian TES
13.250%, 02/09/2033	COP	11,063,500	2,989
12.500%, 02/27/2030		13,272,600	3,463
11.750%, 01/24/2035		2,041,000	516
7.750% 09/18/2030		1,455,000	320
7.000%, 03/26/2031		1,904,800	401
			7,689
France — 5.5%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)	EUR	300	346
Banque Federative du Credit Mutuel MTN
3.750%, 02/03/2034		300	342
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)		300	359
BPCE
2.125%, EUSA5 + 1.800%, 10/13/2046 (C)		1,400	1,408
BPCE MTN
4.000%, EUR003M + 1.470%, 01/20/2034 (C)		400	456
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(D)		400	475
4.375%, 11/27/2033		200	236
Credit Agricole Assurances
4.750%, 09/27/2048(C)		100	117
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(D)		600	738
4.625%, 01/25/2043		900	1,014
Engie MTN
4.500%, 09/06/2042		300	343
French Republic Government Bond
3.500%, 11/25/2033(A)		12,000	13,824
Indigo Group SAS
4.500%, 04/18/2030		300	355
TotalEnergies MTN
2.125%(C)(D)		270	270
TotalEnergies Capital International MTN
3.499%, 03/03/2037		500	546
Ubisoft Entertainment
0.878%, 11/24/2027		500	464
			21,293
Germany — 7.5%
Bayer
7.000%, EUSA5 + 3.896%,
09/25/2083 (C)		400	489
Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bundesrepublik Deutschland
Bundesanleihe
4.000%, 01/04/2037	EUR	857	$1,071
2.900%, 08/15/2056		399	411
2.600%, 08/15/2034		1,028	1,155
2.500%, 02/15/2035		944	1,049
2.200%, 02/15/2034		2,187	2,396
0.250%, 02/15/2029		1,500	1,617
0.000%, 08/15/2030(B)		2,933	3,010
Commerzbank
6.500%(C)(D)		400	474
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (C)(D)		200	250
Deutsche Bank
7.375%, EUAMDB05 + 5.112% (C)(D)		400	477
5.000%, EUR003M + 2.950%,
09/05/2030 (C)		300	358
Deutsche Bank MTN
3.000%, EUR003M + 1.050%,
06/16/2029 (C)		200	227
1.750%, 11/19/2030(C)		900	963
German Federal Government Bond
2.600%, 05/15/2041		11,200	11,804
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,327
Sartorius Finance BV
4.875%, 09/14/2035	EUR	200	238
4.500%, 09/14/2032		100	118
Volkswagen International Finance (D)
5.994%, EUAMDB08 + 3.494% (C)		300	345
3.875%(C)		200	222
Wintershall Dea Finance 2 BV
3.000%(C)(D)		800	879
Wintershall Dea Finance BV
1.823%, 09/25/2031		400	406
			29,286
Iceland — 0.6%
Iceland Rikisbref
6.500%, 02/15/2038	ISK	320,453	2,489
Indonesia — 2.1%
Indonesia Government International Bond
4.100%, 03/04/2034	EUR	955	1,057
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	8,446,000	547
8.375%, 03/15/2034		35,672,000	2,286
7.500%, 06/15/2035		2,112,000	129
7.375%, 05/15/2048		11,736,000	720
7.000%, 09/15/2030		10,792,000	641
6.750%, 07/15/2035		7,157,000	417
6.625%, 02/15/2034		3,828,000	221
6.500%, 02/15/2031		11,676,000	682
6.375%, 08/15/2028		19,486,000	1,149

32	SEI Institutional International Trust

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.875%, 03/15/2031	IDR	1,669,000	$95
5.500%, 04/15/2026		1,716,000	100
			8,044
Italy — 2.6%
ASTM MTN
2.375%, 11/25/2033	EUR	620	627
Autostrade per l'Italia MTN
4.625%, 02/28/2036		136	160
2.250%, 01/25/2032		720	758
Intesa Sanpaolo
9.125%, EUAMDB05 + 6.262% (C)(D)		200	257
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	333
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/2033		4,700	6,146
4.300%, 10/01/2054(A)		770	852
3.650%, 08/01/2035(A)		620	704
Prysmian
5.250%, EUAMDB05 + 3.012% (C)(D)		100	117
			9,954
Japan — 12.4%
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	282,600	1,222
1.400%, 03/20/2055		426,550	1,605
Japan Government Ten Year Bond
1.400%, 03/20/2035		800,000	4,682
0.900%, 09/20/2034		96,700	547
0.100%, 09/20/2027		428,150	2,647
Japan Government Thirty Year Bond
2.400%, 03/20/2055		167,300	813
2.300%, 03/20/2040		2,500,000	14,767
2.300%, 12/20/2054		146,350	695
2.100%, 09/20/2054		26,800	122
1.800%, 09/20/2053		261,000	1,112
1.800%, 03/20/2054		40,000	169
0.700%, 12/20/2051		241,000	773
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		44,850	274
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		140,000	839
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		338,250	1,857
Japan Government Twenty Year Bond
1.800%, 09/20/2031		382,050	2,395
1.700%, 06/20/2033		503,500	3,095
1.400%, 09/20/2034		260,950	1,541
0.500%, 09/20/2036		270,950	1,402
0.200%, 06/20/2036		71,450	360
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		24,900	151
Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan Government Two Year Bond
0.800%, 03/01/2027	JPY	1,100,000	$6,897
NTT Finance
4.091%, 07/16/2037(A)	EUR	164	187
			48,152
Luxembourg — 0.3%
Eurofins Scientific
4.750%, 09/06/2030		660	787
JAB Holdings BV
4.750%, 06/29/2032		300	358
SES MTN
4.875%, 06/24/2033		140	158
			1,303
Malaysia — 1.3%
Malaysia Government Bond
4.232%, 06/30/2031	MYR	4,761	1,219
3.885%, 08/15/2029		2,710	681
3.828%, 07/05/2034		2,393	597
3.733%, 06/15/2028		1,988	496
3.519%, 04/20/2028		4,422	1,098
3.502% 05/31/2027		3,692	916
2.632%, 04/15/2031		953	227
			5,234
Mexico — 3.6%
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(A)		$1,800	1,809
Mexican Bonos
8.000%, 11/07/2047	MXN	4,945	229
8.000%, 07/31/2053		71	3
7.750%, 11/23/2034		18,435	935
7.750%, 11/13/2042		33,463	1,539
Mexican Bonos, Ser M30
10.000% 11/20/2036		35,396	2,050
8.500%, 11/18/2038		5,718	291
Mexico Government International Bond
4.875%, 05/16/2036	EUR	400	449
4.500%, 03/19/2034		1,060	1,188
4.000%, 03/15/2115		2,530	1,898
3.875%, 05/16/2031		1,400	1,573
Petroleos Mexicanos
6.700%, 02/16/2032		$1,385	1,355
5.950%, 01/28/2031		758	725
			14,044
Netherlands — 2.3%
Cooperatieve Rabobank UA
4.375%(C)(D)	EUR	200	231
Cooperatieve Rabobank UA MTN
1.250%, 05/31/2032		300	310
CTP
4.250%, 03/10/2035		160	178

SEI Institutional International Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
ING Groep MTN
3.500%, EUR003M + 1.200%, 08/17/2036 (C)	EUR	900	$984
Kingdom of Netherlands
3.750%, 01/15/2042(A)		664	797
Koninklijke KPN MTN
3.375%, 02/17/2035		400	438
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	292
2.500%, 01/15/2030		1,349	1,540
2.500%, 01/15/2033		2,775	3,112
2.500%, 07/15/2035		646	709
0.000%, 07/15/2030(B)		234	240
			8,831
New Zealand — 2.1%
New Zealand Government Bond
4.500%, 04/15/2027	NZD	2,833	1,640
4.500%, 05/15/2030		3,832	2,222
3.000%, 04/20/2029		805	448
2.750%, 04/15/2037		8	4
1.750%, 05/15/2041		10	4
0.250%, 05/15/2028		2,658	1,414
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,889	1,473
2.500%, 09/20/2040		716	524
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	464
			8,193
Norway — 1.4%
Norway Government Bond (A)
2.125%, 05/18/2032	NOK	4,172	378
2.000%, 04/26/2028		2,624	257
1.750%, 02/17/2027		10,363	1,040
1.750%, 09/06/2029		7,731	727
1.375%, 08/19/2030		14,767	1,336
1.250%, 09/17/2031		13,740	1,200
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (C)	EUR	410	510
			5,448
Poland — 2.4%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	1,267	347
5.000%, 10/25/2034		3,978	1,015
2.000%, 08/25/2036		14,170	3,701
Republic of Poland Government International Bond MTN
3.625%, 06/15/2036	EUR	1,230	1,377
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.875%, 01/15/2031	EUR	2,470	$2,789
			9,229
Romania — 1.0%
Romanian Government International Bond
5.750%, 07/04/2036(A)		$630	584
4.625%, 03/04/2033(A)	EUR	910	979
2.625%, 12/02/2040		2,340	1,689
Romanian Government International Bond MTN
3.375%, 01/28/2050		1,030	721
			3,973
South Korea — 0.7%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	108
3.375%, 06/10/2032		597,740	380
3.125%, 09/10/2027		1,341,070	874
2.000%, 06/10/2031		1,865,420	1,113
1.875%, 06/10/2029		412,770	255
			2,730
Spain — 3.2%
Banco Santander
0.250%, 07/10/2029	EUR	400	422
Banco Santander MTN
5.750%, EUSA5 + 2.850%,
08/23/2033 (C)		300	358
CaixaBank
1.250%, 01/11/2027		300	342
CaixaBank MTN
5.125%, EUR003M + 1.950%, 07/19/2034 (C)		200	247
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	239
Cepsa Finance MTN
4.125%, 04/11/2031		300	346
Spanish Government Bond
3.000%, 01/31/2033		9,000	10,251
Werfen MTN
3.625%, 02/12/2032		100	113
			12,318
Supranational — 1.2%
European Union
3.250%, 12/12/2036		3,000	3,378
European Union Bill
0.000%, 12/04/2026(E)(F)		1,200	1,360
			4,738
Supra-National — 2.8%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	330,000	2,106
European Investment Bank
5.625%, 06/07/2032	GBP	768	1,066

34	SEI Institutional International Trust

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
European Union
3.000%, 03/04/2053	EUR	1,805	$1,714
European Union MTN
3.375%, 12/12/2035		2,947	3,387
European Union Bill
0.000%, 09/04/2026(E)(F)		722	824
International Bank for Reconstruction & Development MTN
4.200%, 04/21/2033	AUD	2,689	1,717
			10,814
Switzerland — 0.9%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	2,536
Swisscom Finance BV MTN
3.500%, 11/29/2031	EUR	460	529
UBS Group
7.000%, USISSO05 + 3.296% (A)(C)(D)		$300	292
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)	EUR	265	309
			3,666
United Kingdom — 6.6%
Barclays
9.250%, BPISDS05 + 5.639% (C)(D)	GBP	350	486
4.347%, EUAMDB01 + 1.550%, 05/08/2035 (C)	EUR	100	116
3.941%, EUAMDB01 + 1.550%, 01/31/2036 (C)		220	246
Bunzl Finance MTN
3.375%, 04/09/2032		430	476
Cadent Finance MTN
3.750%, 04/16/2033		390	441
0.750%, 03/11/2032		355	343
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (C)	GBP	350	463
Centrica MTN
4.375%, 03/13/2029		179	232
DS Smith MTN
4.500%, 07/27/2030	EUR	440	518
HSBC Holdings
6.364%, EUSA5 + 3.300%,
11/16/2032 (C)		249	297
HSBC Holdings MTN
3.911%, EUR003M + 1.540%, 05/13/2034 (C)		260	296
Informa MTN
3.375%, 06/09/2031		200	224
3.250%, 10/23/2030		290	324
Motability Operations Group MTN
3.875%, 01/24/2034		320	362
Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
National Grid MTN
4.275%, 01/16/2035	EUR	370	$430
United Kingdom Gilt
4.750%, 10/22/2035		9,000	11,714
4.500%, 09/07/2034	GBP	258	334
4.500%, 03/07/2035		330	424
4.375%, 01/31/2040		336	406
4.375%, 07/31/2054		300	329
4.250%, 06/07/2032		1,232	1,601
4.250%, 07/31/2034		686	871
4.250%, 12/07/2046		440	492
4.250%, 12/07/2049		836	920
3.750%, 01/29/2038		443	514
3.500%, 01/22/2045		292	296
1.250%, 07/31/2051		3,156	1,742
0.500%, 01/31/2029		351	416
Vodafone Group MTN
4.625%, EUAMDB05 + 2.143%, 09/12/2055 (C)	EUR	380	421
			25,734
United States — 3.6%
Amazon.com
4.050%, 03/16/2039		321	363
3.700%, 03/16/2035		390	444
American National Group
6.000%, 07/15/2035		$210	205
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	325
Avery Dennison
4.000%, 09/11/2035		107	121
Baker Hughes Holdings
4.737%, 03/11/2046		144	164
4.193%, 03/11/2038		133	151
3.812%, 03/11/2034		122	139
Becton Dickinson
3.828%, 06/07/2032		291	334
BMS Ireland Capital Funding DAC
4.581%, 11/10/2055		224	251
3.363%, 11/10/2033		204	228
Charter Communications Operating
5.850%, 12/01/2035		$155	152
Citadel Finance
5.900%, 02/10/2030(A)		1,000	1,005
Citigroup
4.113%, EUR003M + 1.582%,
04/29/2036 (C)	EUR	380	435
3.493%, EUR003M + 1.030%,
10/22/2034 (C)		640	708
Fiserv Funding ULC
4.000%, 06/15/2036		193	210
Ford Motor Credit
7.122%, 11/07/2033		$280	294

SEI Institutional International Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Foundry JV Holdco
6.200%, 01/25/2037(A)		$250	$258
GA Global Funding Trust MTN
4.133%, 09/16/2035	EUR	320	346
Global Payments
4.875%, 03/17/2031		359	421
GLP Capital
5.750%, 11/01/2037		$271	262
Goldman Sachs Group MTN
3.984%, EUR003M + 1.100%, 12/18/2036 (C)	EUR	580	650
Huntington Bancshares
5.605%, H15T5Y + 1.350%, 01/28/2041 (C)		$210	205
Intel
5.600%, 02/21/2054		406	372
Medtronic
4.150%, 10/15/2043	EUR	428	471
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	454
Meta Platforms
4.600%, 11/15/2032		$460	455
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)	EUR	435	512
4.099%, EUR003M + 1.553%, 05/22/2036 (C)		260	297
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	158
0.406%, 10/29/2027(C)		370	420
Morgan Stanley MTN
3.981%, EUR003M + 1.143%, 01/23/2037 (C)		115	129
National Grid North America MTN
4.668%, 09/12/2033		252	303
NextEra Energy Capital Holdings
4.750%, EUAMDB05 + 1.993%, 02/26/2056 (C)		213	236
4.496%, EUAMDB05 + 1.900%, 05/15/2056 (C)		301	334
Oncor Electric Delivery
3.625%, 06/15/2034		350	393
Oracle
6.850%, 02/04/2066		$220	202
5.950%, 09/26/2055		159	134
5.700%, 02/04/2036		290	279
5.200%, 09/26/2035		150	141
Realty Income
5.125%, 07/06/2034	EUR	114	139
3.875%, 06/20/2035		152	167
Vertiv Holdings
5.950%, 03/15/2066		$140	134
5.800%, 03/15/2056		240	231
Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
WP Carey
3.700%, 11/19/2034	EUR	218	$237
			13,869

Total Global Bonds
(Cost $333,117) ($ Thousands)			312,589

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Note
4.500%, 02/15/2044		9,300	8,909
3.750%, 04/30/2027		$6,750	6,747
2.250%, 11/15/2027		6,610	6,446

Total U.S. Treasury Obligations
(Cost $22,053) ($ Thousands)			22,102

MORTGAGE-BACKED SECURITIES — 1.3%
Agency Mortgage-Backed Obligations — 0.3%
GNMA TBA
3.500%, 04/15/2041		1,000	917
			917
Non-Agency Mortgage-Backed Obligations — 1.0%
FNMA or FHLMC TBA
5.500%, 04/30/2035		4,000	4,018
			4,018
Total Mortgage-Backed Securities
(Cost $4,955) ($ Thousands)			4,935

CERTIFICATE OF DEPOSIT — 3.8%
National Australia Bank
6.118%, 09/07/2026		$22,000	14,787
Total Certificate of Deposit
(Cost $15,138) ($ Thousands)			14,787
PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $71) ($ Thousands)			98

Total Investments in Securities — 91.3%
(Cost $375,334) ($ Thousands)			$354,511

36	SEI Institutional International Trust

A list of open over the counter swaptions contracts for the Fund at March 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Morgan Stanley	$7,500,000	$3.49	06/03/2026	$84

Call Swaptions
Swaption	Morgan Stanley	7,500,000	3.19	06/03/2026	14
Total Purchased Swaptions		$15,000,000			$98

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Canadian 10-Year Bonds	67	Jun-2026	$5,966	$5,761	$(99)
Euro-BOBL	34	Jun-2026	4,575	4,522	(49)
Euro-BOBL	40	Jun-2026	5,333	5,320	16
Euro-BUND 10-Year Bonds	1	Jun-2026	144	144	–
Euro-SCHATZ	97	Jun-2026	12,113	11,819	(130)
Korea 10-Year Bonds	75	Jun-2026	5,586	5,319	(82)
Long GILT 10-Year Bonds	26	Jun-2026	3,219	3,010	(146)
U.S. Ultra Long Treasury Bonds	2	Jun-2026	233	233	–
			37,169	36,128	(490)
Short Contracts
Australian 10-Year Bonds	(3)	Jun-2026	$(230)	$(221)	$1
Canadian 10-Year Bonds	(30)	Jun-2026	(2,594)	(2,581)	(31)
Euro-BTP	(19)	Jun-2026	(2,694)	(2,546)	112
Euro-BUND 10-Year Bonds	(25)	Jun-2026	(3,617)	(3,611)	(14)
Euro-BUXL	(30)	Jun-2026	(3,930)	(3,812)	74
Euro-OAT	(57)	Jun-2026	(8,023)	(7,795)	192
Japanese 10-Year Bonds	(19)	Jun-2026	(15,677)	(15,562)	121
U.S. 2-Year Treasury Notes	(50)	Jun-2026	(10,421)	(10,372)	49
U.S. 5-Year Treasury Notes	(31)	Jun-2026	(3,351)	(3,354)	(3)
U.S. 10-Year Treasury Notes	(21)	Jun-2026	(2,366)	(2,332)	34
U.S. Long Treasury Bonds	(7)	Jun-2026	(823)	(797)	26
U.S. Ultra Long Treasury Bonds	(34)	Jun-2026	(3,929)	(3,963)	(34)
Ultra 10-Year U.S. Treasury Notes	(46)	Jun-2026	(5,341)	(5,222)	119
			(62,996)	(62,168)	646
			$(25,827)	$(26,040)	$156

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/22/26	AUD	320	USD	215	$(4)
Bank of America	04/22/26	USD	366	COP	1,343,225	(1)
Bank of America	04/22/26	GBP	661	EUR	760	6
Bank of America	04/22/26	USD	670	KZT	352,353	63
Bank of America	04/22/26	USD	695	JPY	110,617	2
Bank of America	04/22/26	USD	50	JPY	7,787	(1)
Bank of America	04/22/26	USD	1,020	EUR	855	(34)
Bank of America	04/22/26	USD	2,675	CNH	18,548	15

SEI Institutional International Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/22/26	EUR	50	USD	58	$1
Bank of America	04/22/26	EUR	3,670	USD	4,215	(18)
Bank of America	04/22/26	MXN	4,009	USD	225	3
Bank of America	04/22/26	CNH	9,716	USD	1,410	1
Bank of America	04/22/26	KRW	957,095	USD	670	43
Bank of America	05/05/26	USD	639	BRL	3,446	17
Bank of Nova Scotia	04/22/26	USD	311	PEN	1,042	(12)
Barclays PLC	04/22/26	USD	165	ZAR	2,700	(8)
Barclays PLC	04/22/26	USD	315	MXN	5,611	(4)
Barclays PLC	04/22/26	USD	350	KRW	511,151	(15)
Barclays PLC	04/22/26	USD	445	CAD	616	(3)
Barclays PLC	04/22/26	USD	676	TRY	31,193	5
Barclays PLC	04/22/26	GBP	964	EUR	1,108	7
Barclays PLC	04/22/26	EUR	609	HUF	240,557	14
Barclays PLC	04/22/26	EUR	610	HUF	235,379	(2)
Barclays PLC	04/22/26	USD	2,092	GBP	1,549	(49)
Barclays PLC	04/22/26	EUR	2,199	NOK	25,870	119
Barclays PLC	04/22/26	THB	5,568	USD	168	(1)
Barclays PLC	04/22/26	AUD	6,109	USD	4,092	(90)
Barclays PLC	04/22/26	ZAR	22,163	USD	1,340	47
Barclays PLC	04/22/26	PHP	42,665	USD	700	(2)
Barclays PLC	04/22/26	TRY	61,936	USD	1,350	(3)
Barclays PLC	04/22/26	CLP	303,125	USD	343	18
Barclays PLC	05/05/26	USD	350	BRL	1,850	2
BNP Paribas	04/22/26	USD	34	INR	3,203	—
BNP Paribas	04/22/26	EUR	611	HUF	241,217	14
BNP Paribas	04/22/26	USD	1,366	CLP	1,213,749	(65)
BNP Paribas	04/22/26	GBP	1,490	EUR	1,713	11
BNP Paribas	04/22/26	GBP	2,092	USD	2,804	46
BNP Paribas	04/22/26	PHP	26,240	USD	435	3
BNP Paribas	04/22/26	HUF	721,840	EUR	1,827	(45)
BNP Paribas	04/22/26	COP	799,433	USD	217	(1)
BNP Paribas	04/22/26	JPY	909,969	USD	5,801	68
Brown Brothers Harriman	04/22/26	CHF	2,111	USD	2,660	25
Brown Brothers Harriman	04/22/26	EUR	2,400	USD	2,793	25
Brown Brothers Harriman	04/22/26	SEK	4,158	USD	453	15
Brown Brothers Harriman	04/22/26	JPY	39,414	USD	251	3
Citigroup	04/22/26	USD	40	CHF	31	(2)
Citigroup	04/22/26	USD	700	INR	65,944	(4)
Citigroup	04/22/26	USD	710	KRW	1,015,300	(45)
Citigroup	04/22/26	USD	1,454	EUR	1,251	(11)
Citigroup	04/22/26	USD	1,579	ZAR	25,520	(90)
Citigroup	04/22/26	USD	1,789	GBP	1,350	(9)
Citigroup	04/22/26	USD	1,798	COP	6,825,876	59
Citigroup	04/22/26	GBP	2,616	USD	3,506	58
Citigroup	04/22/26	PEN	6,519	USD	1,935	68
Citigroup	04/22/26	CNH	8,820	USD	1,280	1
Citigroup	04/22/26	ZAR	16,601	USD	1,033	64
Citigroup	04/22/26	THB	35,005	USD	1,066	3
Citigroup	04/22/26	PHP	42,378	USD	700	3

38	SEI Institutional International Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/22/26	INR	75,253	USD	817	$22
Citigroup	04/22/26	COP	33,373,085	USD	8,870	(208)
Davenport & Company LLC	04/22/26	EUR	1,190	SEK	12,635	(44)
Davenport & Company LLC	04/22/26	NOK	16,092	EUR	1,430	(3)
Deutsche Bank	04/22/26	USD	700	INR	66,469	2
Deutsche Bank	04/22/26	EUR	1,690	USD	2,029	80
Deutsche Bank	04/22/26	USD	3,121	COP	11,696,999	61
Deutsche Bank	04/22/26	COP	6,867,997	USD	1,827	(41)
Goldman Sachs	04/22/26	EUR	560	USD	673	27
Goldman Sachs	04/22/26	USD	664	TRY	30,620	5
Goldman Sachs	04/22/26	USD	961	PEN	3,222	(38)
Goldman Sachs	04/22/26	USD	1,410	EUR	1,197	(29)
Goldman Sachs	04/22/26	USD	3,422	ZAR	56,241	(142)
Goldman Sachs	04/22/26	CNH	9,705	USD	1,410	2
Goldman Sachs	04/22/26	ZAR	13,860	USD	869	60
Goldman Sachs	04/22/26	THB	16,995	USD	517	—
Goldman Sachs	04/22/26	CLP	883,728	USD	997	50
Goldman Sachs	04/22/26	COP	1,399,940	USD	376	(5)
HSBC	04/17/26	CNY	149,858	USD	21,638	(80)
HSBC	04/22/26	USD	328	ZAR	5,366	(15)
HSBC	04/22/26	USD	669	PEN	2,243	(27)
HSBC	04/22/26	CNY	689	USD	100	—
HSBC	04/22/26	USD	700	THB	22,790	(8)
HSBC	04/22/26	EUR	4,236	USD	4,942	56
HSBC	04/22/26	CAD	8,084	USD	5,840	41
HSBC	04/22/26	ZAR	11,071	USD	695	49
HSBC	04/22/26	PHP	16,006	USD	265	2
HSBC	04/22/26	THB	17,341	USD	527	—
HSBC	04/22/26	THB	17,540	USD	532	(1)
HSBC	04/22/26	COP	2,929,167	USD	788	(9)
JPMorgan Chase Bank	04/13/26	USD	773	CNY	5,367	4
JPMorgan Chase Bank	04/13/26	USD	2,272	CAD	3,073	(69)
JPMorgan Chase Bank	04/13/26	USD	3,396	JPY	529,531	(64)
JPMorgan Chase Bank	04/13/26	USD	3,437	SEK	31,549	(123)
JPMorgan Chase Bank	04/13/26	CAD	8,477	USD	6,195	118
JPMorgan Chase Bank	04/13/26	SEK	31,549	USD	3,437	123
JPMorgan Chase Bank	04/13/26	JPY	2,303,421	USD	14,813	317
JPMorgan Chase Bank	04/20/26	USD	2,425	COP	8,966,416	16
JPMorgan Chase Bank	04/20/26	COP	6,644,219	USD	1,750	(59)
JPMorgan Chase Bank	04/22/26	USD	1,410	EUR	1,208	(17)
JPMorgan Chase Bank	04/27/26	USD	90	MXN	1,584	(2)
JPMorgan Chase Bank	04/27/26	MXN	97,304	USD	5,542	159
JPMorgan Chase Bank	05/04/26	USD	278	IDR	4,696,993	(1)
JPMorgan Chase Bank	05/04/26	USD	6,477	SEK	58,959	(276)
JPMorgan Chase Bank	05/04/26	SEK	58,959	USD	6,443	241
JPMorgan Chase Bank	05/04/26	IDR	47,157,745	USD	2,783	6
JPMorgan Chase Bank	05/06/26	PEN	5,990	USD	1,762	47
JPMorgan Chase Bank	05/11/26	USD	46	PLN	164	(2)
JPMorgan Chase Bank	05/11/26	USD	69	AUD	98	(2)
JPMorgan Chase Bank	05/11/26	CNY	425	USD	62	—

SEI Institutional International Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	05/11/26	NOK	1,390	USD	144	$1
JPMorgan Chase Bank	05/11/26	USD	2,305	NOK	22,093	(36)
JPMorgan Chase Bank	05/11/26	USD	4,034	CNY	27,859	10
JPMorgan Chase Bank	05/11/26	AUD	8,113	USD	5,708	156
JPMorgan Chase Bank	05/11/26	PLN	17,956	USD	5,100	283
JPMorgan Chase Bank	05/18/26	USD	34	ILS	105	(1)
JPMorgan Chase Bank	05/18/26	USD	53	THB	1,643	(3)
JPMorgan Chase Bank	05/18/26	USD	277	EUR	233	(8)
JPMorgan Chase Bank	05/18/26	EUR	10,187	USD	12,071	309
JPMorgan Chase Bank	05/18/26	ILS	12,010	USD	3,859	48
JPMorgan Chase Bank	05/18/26	THB	104,133	USD	3,297	127
JPMorgan Chase Bank	05/26/26	USD	42	NZD	69	(2)
JPMorgan Chase Bank	05/26/26	USD	4,270	KRW	6,191,210	(204)
JPMorgan Chase Bank	05/26/26	NZD	6,468	USD	3,924	229
JPMorgan Chase Bank	05/26/26	KRW	5,023,909	USD	3,382	82
JPMorgan Chase Bank	06/01/26	CHF	4,052	USD	5,297	220
JPMorgan Chase Bank	06/01/26	GBP	8,582	USD	11,591	277
JPMorgan Chase Bank	06/01/26	EUR	9,780	USD	11,561	261
JPMorgan Chase Bank	06/01/26	CZK	90,095	USD	4,390	160
JPMorgan Chase Bank	06/02/26	SGD	1,080	USD	858	17
JPMorgan Chase Bank	06/02/26	USD	4,521	THB	143,771	(139)
JPMorgan Chase Bank	06/02/26	THB	83,334	USD	2,690	151
JPMorgan Chase Bank	06/03/26	NZD	8,679	USD	5,192	233
JPMorgan Chase Bank	06/08/26	USD	1,183	EUR	1,017	(8)
JPMorgan Chase Bank	06/08/26	EUR	4,628	USD	5,487	138
JPMorgan Chase Bank	06/08/26	CNY	22,585	USD	3,324	41
JPMorgan Chase Bank	06/15/26	USD	564	NZD	965	(13)
JPMorgan Chase Bank	06/15/26	NZD	7,222	USD	4,291	162
Midland Walwyn Capital Inc.	04/17/26	CNY	9,377	USD	1,359	—
Midland Walwyn Capital Inc.	05/15/26	GBP	11,000	USD	14,742	240
Midland Walwyn Capital Inc.	05/15/26	AUD	38,000	USD	26,473	470
Morgan Stanley	04/22/26	USD	40	CAD	54	(1)
Morgan Stanley	04/22/26	USD	55	COP	209,810	2
Morgan Stanley	04/22/26	USD	142	AUD	200	(5)
Morgan Stanley	04/22/26	AUD	317	USD	224	7
Morgan Stanley	04/22/26	EUR	1,160	GBP	1,013	(2)
Morgan Stanley	04/22/26	USD	576	EUR	500	—
Morgan Stanley	04/22/26	USD	2,388	EUR	2,000	(81)
Morgan Stanley	04/22/26	EUR	3,600	USD	4,244	92
Morgan Stanley	04/22/26	ZAR	18,649	USD	1,127	40
Morgan Stanley	04/22/26	COP	400,718	USD	108	—
NatWest Markets, Inc.	04/22/26	GBP	100	USD	135	3
NatWest Markets, Inc.	04/22/26	USD	109	CAD	150	(2)
NatWest Markets, Inc.	04/22/26	USD	159	GBP	120	(1)
NatWest Markets, Inc.	04/22/26	USD	666	INR	62,746	(3)
NatWest Markets, Inc.	04/22/26	USD	1,010	AUD	1,430	(31)
NatWest Markets, Inc.	04/22/26	USD	1,156	EUR	1,000	(3)
NatWest Markets, Inc.	04/22/26	EUR	48,571	USD	56,683	661
Nomura Securities	04/22/26	USD	230	KRW	334,259	(11)
RBC	05/15/26	CAD	8,000	USD	5,822	78

40	SEI Institutional International Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
RBC	05/15/26	EUR	43,000	USD	50,010	$366
RBC	05/15/26	JPY	4,270,000	USD	27,002	53
Santander	05/05/26	USD	711	BRL	3,843	20
Seaport Securities Corporation	04/22/26	USD	70	CNY	484	—
Seaport Securities Corporation	04/22/26	CNY	68,675	USD	9,880	(77)
Skandinavisk Enskil	04/22/26	EUR	340	NOK	3,877	6
Skandinavisk Enskil	04/22/26	NOK	13,011	EUR	1,130	(32)
Standard Chartered	04/22/26	USD	314	COP	1,160,203	2
Standard Chartered	04/22/26	USD	1,176	CNH	8,070	(6)
Standard Chartered	04/22/26	CNY	27,251	USD	3,926	(25)
State Street	04/22/26	USD	453	ZAR	7,478	(17)
State Street	04/22/26	EUR	500	USD	591	14
State Street	04/22/26	USD	758	KRW	1,109,495	(31)
TD Securities	04/22/26	USD	234	CNH	–	(1)
TD Securities	04/22/26	USD	367	SEK	3,354	(14)
TD Securities	04/22/26	ZAR	9,035	USD	567	40
UBS	04/22/26	USD	54	AUD	81	1
UBS	04/22/26	USD	330	KRW	484,866	(12)
UBS	04/22/26	USD	738	GBP	550	(13)
UBS	04/22/26	EUR	3,150	USD	3,681	47
UBS	04/22/26	ZAR	5,107	USD	317	20
UBS	04/22/26	INR	248,047	USD	2,688	68
UBS	04/22/26	KRW	2,534,527	USD	1,690	29
Wachovia Securities, Inc.	04/22/26	EUR	600	USD	713	21
Wells Fargo	04/22/26	USD	489	COP	1,814,704	4
Wells Fargo	04/22/26	USD	688	JPY	109,600	3
Wells Fargo	04/22/26	USD	440	EUR	383	2
Wells Fargo	04/22/26	USD	1,650	EUR	1,400	(35)
Wells Fargo	04/22/26	EUR	3,600	USD	4,278	125
Wells Fargo	04/22/26	SEK	12,114	EUR	1,131	31
						$5,066

A list of the open OTC swap agreements held by the Fund at March 31, 2026, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2031	$ 1,200	$5	$4	$1
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2031	687	3	3	—
Barclays Bank PLC	MEXICO	Buy	1.00%	Quarterly	06/20/2031	687	3	4	(1)
							$11	$11	$—

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
HSBC	CHINA 2.52% 8/25/33	4.28%	Asset Returns	Annually	06/11/2026	USD	23,076	$(123)	$–	$(123)

SEI Institutional International Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

International Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY S46 JUN-31	Sell	5.00%	Quarterly	06/20/2031	$(800)	$38	$34	$4
CDX IG S46 JUN-31	Buy	1.00%	Quarterly	06/20/2031	3,492	(60)	(57)	(3)
CDX IG S46 JUN-31	Buy	1.00%	Quarterly	06/20/2031	3,880	(67)	(62)	(5)
CDX IG S46 JUN-31	Buy	1.00%	Quarterly	06/20/2031	2,328	(40)	(38)	(2)
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	3,064	(256)	(266)	10
ITRAXX XOVER S44 DE	Buy	5.00%	Quarterly	12/20/2030	1,077	(90)	(93)	3
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	666	(48)	(79)	31
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	674	(49)	(44)	(5)
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	1,340	(97)	(85)	(12)
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	841	(61)	(71)	10
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	744	(53)	(56)	3
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	1,261	(91)	(107)	16
ITRAXX XOVER S45 JU	Buy	5.00%	Quarterly	06/20/2031	1,861	(135)	(135)	0
						$(1,009)	$(1,059)	$50

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
13.705%	CETIP	Annually	01/02/2031	BRL	5,533	$(1)	$–	$(1)
CETIP	12.7825%	Annually	01/02/2031	BRL	4,480	(34)	–	(34)
CETIP	12.845%	Annually	01/02/2031	BRL	4,480	(32)	–	(32)
13.715%	CETIP	Annually	01/02/2031	BRL	3,929	(1)	–	(1)
CETIP	13.15%	Annually	01/02/2031	BRL	2,609	(12)	–	(12)
CETIP	13.09%	Annually	01/02/2031	BRL	3,090	(16)	–	(16)
CETIP	13.10%	Annually	01/02/2031	BRL	10,301	(51)	–	(51)
CETIP	13.005%	Annually	01/02/2031	BRL	16,000	(98)	–	(98)
SARON	0.5928%	Annually	03/13/2036	CHF	190	1	–	1
China 7-Day Reverse Repo Rate	1.587%	Quarterly	03/12/2031	CNY	15,000	(1)	–	(1)
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	213	–	213
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	182	–	182
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	8	–	8
3-Month CNY - CDC	2.7895%	Quarterly	12/24/2029	CNY	28,220	(26)	–	(26)
2.58%	EURIBOR	Annually	09/15/2075	EUR	25,800	(1,413)	(209)	(1,204)
EURIBOR	2.885%	Semi-Annually	09/20/2055	EUR	38,000	289	(669)	958
SOFR	3.768%	Quarterly	11/27/2029	KRW	844,300	(17)	–	(17)
TIIE	7.9595%	Monthly	03/05/2036	MXN	20,000	(40)	–	(40)
TIIE	8.2525%	Monthly	03/05/2036	MXN	5,729	(5)	–	(5)
TIIE	7.617%	Monthly	06/14/2028	MXN	21,978	(3)	–	(3)
3-Month SEK - STIBOR	2.6023%	Quarterly	03/13/2031	SEK	2,300	(3)	–	(3)
3-Month SEK - STIBOR	2.7023%	Quarterly	12/12/2030	SEK	9,500	(6)	–	(6)
						$(1,066)	$(878)	$(188)

Percentages are based on Net Assets of $388,452 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $38,526 ($ Thousands), representing 9.9% of the Net Assets of the Fund.

(B)	No interest rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.

42	SEI Institutional International Trust

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	312,589	–	312,589
U.S. Treasury Obligations	–	22,102	–	22,102
Mortgage-Backed Securities	–	4,935	–	4,935
Certificate of Deposit	–	14,787	–	14,787
Purchased Swaptions	98	–	–	98
Total Investments in Securities	98	354,413	–	354,511

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	744	–	–	744
Unrealized Depreciation	(588)	–	–	(588)
Forward Contracts*
Unrealized Appreciation	–	7,667	–	7,667
Unrealized Depreciation	–	(2,601)	–	(2,601)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(1)	–	(1)
Total Return Swap*
Unrealized Depreciation	–	(123)	–	(123)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	77	–	77
Unrealized Depreciation	–	(27)	–	(27)
Interest Rate Swaps*
Unrealized Appreciation	–	1,362	–	1,362
Unrealized Depreciation	–	(1,550)	–	(1,550)
Total Other Financial Instruments	156	4,805	–	4,961

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS — 90.7%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	280	$316

Angola — 0.5%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	1,018
9.244%, 01/15/2031(A)		2,677	2,711
Angolan Government International Bond MTN
9.244%, 01/15/2031		200	202
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		709	693
			4,624
Argentina — 1.9%
Argentina Treasury Bond BONTE
29.500%, 05/30/2030	ARS	940,000	800
Argentine Republic Government International Bond
4.125%, 07/09/2035(B)		$6,529	4,701
4.125%, 07/09/2046(B)		4,596	3,137
4.000%, 07/09/2046(B)	EUR	224	169
3.875%, 07/09/2035(B)		2,900	2,299
3.500%, 07/09/2041(B)		$189	126
3.000%, 07/09/2041(B)	EUR	1,226	913
0.750%, 07/09/2030(B)		$3,379	2,825
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		2,405	1,810
Republic of Argentina
0.000% 12/15/2035 (C)(D)	EUR	5,332	620
			17,400
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV
6.600%, 01/22/2031(A)		$350	345
Republic of Armenia International Bond
6.750%, 03/12/2035		300	304
3.600%, 02/02/2031		1,002	891
			1,540
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		625	575

Bahamas — 0.8%
Bahamas Government International Bond
9.000%, 06/16/2029		2,240	2,382
8.950%, 10/15/2032		3,820	4,212
8.250%, 06/24/2036(A)		850	907
8.250%, 06/24/2036		400	427
			7,928

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		$382	$380
6.750%, 09/20/2029		2,363	2,322
6.625%, 10/06/2037(A)		2,497	2,269
6.000%, 09/19/2044		780	630
Bahrain Government International Bond MTN
7.100%, 02/03/2038(A)		500	471
6.250%, 01/25/2051		4,250	3,454
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		1,974	1,887
3.875%, 05/18/2029		200	182
			11,595
Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(A)		1,500	1,519

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		221	199

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		668	621

Brazil — 4.1%
Aegea Finance Sarl
7.625%, 01/20/2036(A)		1,175	1,018
Braskem Netherlands Finance BV
8.500%, 01/12/2031		1,350	640
8.000%, 10/15/2034		3,630	1,688
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045	BRL	1,047	822
6.000%, 08/15/2050		271	208
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		21,554	4,126
10.000%, 01/01/2029		33,100	5,844
10.000%, 01/01/2031		25,397	4,250
10.000%, 01/01/2033		24,327	3,907
10.000%, 01/01/2035		19,546	3,044
Brazilian Government International Bond
7.250%, 01/12/2056		$7,336	7,184
6.250%, 05/22/2036		4,239	4,152
4.750%, 01/14/2050		505	365
Yinson Bergenia Production BV
8.498%, 01/31/2045(A)		296	312
Yinson Boronia Production BV
8.947%, 07/31/2042		826	894
			38,454

44	SEI Institutional International Trust

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	250	$292

Cameroon — 0.2%
Republic of Cameroon International Bond
5.950%, 07/07/2032		2,030	2,011

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	258

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028(C)(D)	JPY	81,827	492

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	610,000	691
5.000%, 03/01/2035		1,100,000	1,138
4.700%, 09/01/2030(A)		2,300,000	2,412
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$391	393
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		602	621
Chile Government International Bond
3.100%, 05/07/2041		500	378
2.550%, 07/27/2033		1,805	1,537
Empresa Nacional del Petroleo
5.950%, 07/30/2034		257	259
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		2,071	2,193
6.780%, 01/13/2055		2,347	2,486
Sociedad Quimica y Minera de Chile
5.625%, H15T5Y + 1.915%,
04/22/2056 (A)(C)		961	936
			13,044
China — 0.3%
China Government Bond
2.150%, 08/25/2055	CNY	5,500	769
China Government International Bond
3.750%, 11/13/2030(A)		$1,842	1,847
3.625%, 11/13/2028		200	200
			2,816
Colombia — 4.7%
Colombia Government International Bond
8.500%, 04/25/2035		2,378	2,572
6.125%, 01/21/2031		867	852
5.625%, 02/26/2044		692	546
5.200%, 05/15/2049		600	430
5.000%, 06/15/2045		7,998	5,735

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
4.125%, 05/15/2051		$2,111	$1,281
3.125%, 04/15/2031		2,198	1,873
Colombian TES
13.250%, 02/09/2033	COP	16,643,300	4,496
11.750%, 01/24/2035		15,582,600	3,942
11.500%, 07/25/2046		1,665,700	408
7.750% 09/18/2030		1,656,500	364
7.250%, 10/18/2034		24,406,400	4,696
7.250%, 10/26/2050		15,714,500	2,531
7.000%, 03/26/2031		20,946,000	4,408
7.000%, 03/26/2031		1,211,900	255
7.000%, 06/30/2032		12,255,400	2,462
6.000% 04/28/2028		7,790,300	1,842
5.750%, 11/03/2027		7,932,400	1,925
Ecopetrol
5.875% 05/28/2045		$2,730	2,009
EnfraGen Energia Sur SAU
8.499%, 06/30/2032(A)		900	907
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	3,004,012	678
			44,212
Congo — 0.1%
Congolese International Bond
9.875%, 11/07/2032		$600	560

Costa Rica — 0.7%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,200	2,335
6.125%, 02/19/2031		2,186	2,231
6.001%, 01/16/2036(A)	EUR	2,000	2,375
			6,941
Cote d'Ivoire — 0.5%
Ivory Coast Government International Bond
8.250%, 01/30/2037		$338	347
8.250%, 01/30/2037(A)		329	337
8.075%, 04/01/2036(A)		899	913
6.750%, 02/25/2041(A)		2,152	1,890
6.625%, 03/22/2048	EUR	1,450	1,442
			4,929
Czech Republic — 0.6%
Czech Republic Government Bond
4.500%, 11/11/2032	CZK	24,000	1,113
3.600%, 06/03/2036		21,000	883
2.750%, 07/23/2029		50,000	2,233
1.750%, 06/23/2032		45,000	1,787
			6,016
Dominican Republic — 1.6%
Dominican Republic Central Bank Notes
9.000%, 12/11/2026	DOP	28,080	468
Dominican Republic International Bond
10.750%, 06/01/2036		30,300	529

SEI Institutional International Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
6.150%, 05/17/2038(A)		$3,378	$3,194
5.875%, 10/28/2035		2,068	1,964
5.875%, 10/28/2035(A)		2,944	2,795
5.875%, 01/30/2060		600	501
5.750%, 03/17/2034(A)		2,499	2,379
5.300%, 01/21/2041		3,300	2,804
			14,634
Ecuador — 1.1%
Ecuador Government International Bond
9.250%, 01/29/2039(A)		876	859
8.750%, 01/29/2034(A)		3,055	2,994
6.900%, 07/31/2035(B)		4,714	4,148
5.000%, 07/31/2040(B)		2,715	2,124
0.000%, 07/31/2030(E)		441	368
			10,493
Egypt — 1.9%
Egypt Government Bond
25.318%, 08/13/2027	EGP	146,800	2,668
24.458%, 10/01/2027		13,300	243
Egypt Government International Bond
8.700%, 03/01/2049		$3,849	3,367
8.500%, 01/31/2047		7,673	6,623
Egypt Government International Bond MTN
8.625%, 02/04/2030		1,895	1,958
Egypt Treasury Bills
0.000%, 04/07/2026(E)(F)	EGP	14,750	269
0.000%, 04/28/2026(E)(F)		57,900	1,042
0.000%, 06/16/2026(E)(F)		14,975	261
0.000%, 07/21/2026(E)(F)		25,375	432
0.000%, 07/28/2026(E)(F)		13,100	222
0.000%, 09/08/2026(E)(F)		26,975	446
0.000%, 10/20/2026(E)(F)		9,800	158
0.000%, 10/27/2026(E)(F)		21,825	350
			18,039
El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$1,746	1,837
8.625%, 02/28/2029		1,600	1,664
7.125%, 01/20/2050		1,930	1,613
			5,114
Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(G)		473	482

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		200	200
Gabon Government International Bond
7.000%, 11/24/2031		2,147	1,770
			1,970

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Ghana — 0.5%
Ghana Government International Bond
5.000%, 07/03/2029(B)		$2,267	$2,159
5.000%, 07/03/2029(A)(B)		83	79
5.000%, 07/03/2035(B)		2,798	2,382
0.000%, 07/03/2026(E)		245	240
0.000%, 01/03/2030(E)		242	203
			5,063
Guatemala — 0.9%
Guatemala Government Bond
6.600%, 06/13/2036		1,321	1,386
6.250%, 08/15/2036(A)		1,120	1,139
6.125%, 06/01/2050		1,335	1,267
4.875%, 02/13/2028		1,687	1,674
4.500%, 05/03/2026		750	750
Industrial Subordinated Trust 2 0
6.550%, H15T5Y + 2.864%, 04/15/2036 (A)(C)		972	972
Threelands Energy Sarl
7.450%, 10/20/2035(A)		820	830
			8,018
Hungary — 1.5%
Hungary Government Bond
7.000%, 10/24/2035	HUF	135,000	398
3.250%, 10/22/2031		150,000	369
3.000%, 10/27/2038		73,070	144
3.000%, 04/25/2041		535,850	999
Hungary Government International Bond
6.750%, 09/23/2055(A)		$2,562	2,596
6.125%, 05/22/2028		1,272	1,301
6.000%, 09/26/2035		1,843	1,870
5.500%, 03/26/2036		4,200	4,094
5.375%, 09/26/2030		1,655	1,663
3.125%, 09/21/2051		1,399	833
			14,267
India — 1.6%
Adani Green Energy UP
6.700%, 03/12/2042		1,781	1,652
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		616	495
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	628
2.250%, 01/13/2031		346	309
India Government Bond
7.360%, 09/12/2052	INR	190,000	1,916
7.300%, 06/19/2053		282,010	2,799
7.180%, 07/24/2037		243,610	2,555
6.480%, 10/06/2035		170,750	1,743
6.330%, 05/05/2035		181,390	1,837

46	SEI Institutional International Trust

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Muthoot Finance MTN
5.750%, 08/04/2030(A)		$778	$747
			14,681
Indonesia — 6.3%
Indonesia Government International Bond
8.375% 09/15/2026	IDR	13,515,000	802
5.650%, 01/11/2053		$1,791	1,718
4.850%, 01/11/2033		400	393
4.550%, 01/11/2028		490	490
4.300%, 03/31/2052		688	538
4.200%, 10/15/2050		529	410
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	1,984
8.750% 05/15/2031		13,902,000	900
8.375% 03/15/2034		15,107,000	968
8.375%, 04/15/2039		17,819,000	1,172
8.250%, 05/15/2029		31,168,000	1,918
8.250% 06/15/2032		11,041,000	708
8.250% 05/15/2036		25,814,000	1,660
7.500%, 08/15/2032		12,336,000	751
7.500%, 06/15/2035		4,700,000	288
7.500%, 05/15/2038		16,739,000	1,029
7.500%, 04/15/2040		24,411,000	1,491
7.125%, 06/15/2038		28,904,000	1,721
7.125%, 08/15/2040		23,545,000	1,405
7.125%, 06/15/2042		5,650,000	337
7.125%, 06/15/2043		49,047,000	2,924
7.125%, 08/15/2045		26,107,000	1,573
7.000% 05/15/2027		4,310,000	256
7.000%, 09/15/2030		32,147,000	1,908
7.000%, 02/15/2033		43,662,000	2,585
6.875%, 04/15/2029		27,011,000	1,602
6.750%, 07/15/2035		99,431,000	5,789
6.625%, 02/15/2034		24,834,000	1,436
6.500%, 07/15/2030		76,740,000	4,477
6.500%, 02/15/2031		57,565,000	3,363
6.500%, 04/15/2036		60,000,000	3,436
6.375%, 08/15/2028		43,995,000	2,593
6.375%, 04/15/2032		6,197,000	357
5.500%, 04/15/2026		574,000	34
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		$1,538	1,542
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		4,497	4,424
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 02/03/2036(A)		267	255
			59,237
Iraq — 0.4%
Iraq International Bond
5.800%, 01/15/2028		1,204	1,170

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
5.800%, 01/15/2028		$2,447	$2,376
			3,546
Isle of Man — 0.2%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		1,375	1,388

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		1,400	1,819
Leviathan Bond
6.750%, 06/30/2030(A)		394	400
State of Israel
3.800%, 05/13/2060		490	318
			2,537
Jamaica — 0.2%
NCB Financial Group
11.000%, 07/31/2030		2,100	2,195

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029		851	874
7.500%, 01/13/2029(A)		821	843
7.375%, 10/10/2047		2,200	2,066
			3,783
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC MTN
18.400%, 10/16/2028(A)	KZT	192,000	413
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		270,000	578
Kazakhstan Government Bond - MEUKAM
15.180%, 02/05/2032		157,500	322
14.450%, 06/05/2033		525,000	1,043
14.000%, 02/13/2035		1,090,000	2,104
11.050%, 01/28/2037		92,000	146
10.400%, 05/19/2027		235,000	460
5.000%, 04/18/2028		70,000	118
Kazakhstan Government International Bond
5.500%, 07/01/2037		$829	832
5.500%, 07/01/2037(A)		500	502
5.000%, 07/01/2032(A)		1,639	1,634
5.000%, 07/01/2032		549	547
4.412%, 10/28/2030(A)		400	392
KazMunayGas National JSC
6.375%, 10/24/2048		310	308
			9,399
Kenya — 0.8%
Kenya Government International Bond
7.000%, 05/22/2027		133	133
Republic of Kenya Government International Bond
9.750%, 02/16/2031		1,998	2,048

SEI Institutional International Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
8.700%, 02/26/2039(A)		$2,269	$2,053
8.250%, 02/28/2048		2,751	2,387
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	32,950	310
13.938%, 10/27/2036		10,950	91
12.500%, 01/10/2033		71,350	565
12.257%, 01/05/2037		18,200	145
			7,732
Kuwait — 0.2%
Kuwait International Government Bond
4.652%, 10/09/2035(A)		$1,495	1,435

Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(A)		380	378

Laos — 0.2%
Laos Government International Bond
11.250%, 11/12/2030		840	855
11.250%, 11/12/2030(A)		600	610
			1,465
Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		600	603

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		6,511	1,575
8.200%, 05/17/2033(G)		2,311	551
Lebanon Government International Bond MTN
7.000%, 03/20/2028(G)		2,239	538
6.400%, 05/26/2023(G)		2,649	630
6.100%, 10/04/2022(G)		2,311	544
			3,838
Luxembourg — 0.2%
Delphos Securities SARL - Compartment Bernina MTN
7.625%, 04/08/2035	EUR	1,500	1,636

Malaysia — 6.2%
Khazanah Capital MTN
4.876%, 06/01/2033		$239	241
4.759%, 09/05/2034		400	399
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,253	1,260
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,528	395
4.893%, 06/08/2038		13,417	3,664
4.696%, 10/15/2042		3,303	886
4.642%, 11/07/2033		8,275	2,176
4.504%, 04/30/2029		4,500	1,150

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
4.498% 04/15/2030	MYR	15,635	$4,020
4.457%, 03/31/2053		1,997	518
4.392% 04/15/2026		340	84
4.065%, 06/15/2050		6,000	1,473
4.054%, 04/18/2039		4,639	1,161
3.906%, 07/15/2026		4,616	1,143
3.900%, 11/30/2026		38,946	9,672
3.885%, 08/15/2029		19,802	4,973
3.828%, 07/05/2034		19,901	4,965
3.757%, 05/22/2040		5,000	1,216
3.733%, 06/15/2028		18,179	4,536
3.582%, 07/15/2032		11,997	2,967
3.519%, 04/20/2028		10,763	2,674
3.502% 05/31/2027		9,950	2,468
2.632%, 04/15/2031		9,526	2,263
Malaysia Government Investment Issue
4.119%, 11/30/2034		1,248	318
Malaysia Wakala Sukuk
3.075%, 04/28/2051		$750	527
Petronas Capital MTN
5.848%, 04/03/2055(A)		1,431	1,463
4.950%, 01/03/2031		1,716	1,754
			58,366
Mexico — 7.0%
El Puerto de Liverpool
5.750%, 02/10/2038(A)		1,208	1,142
Grupo Televisa
5.250%, 05/24/2049		438	269
Mexican Bonos
8.500%, 03/01/2029	MXN	139,201	7,729
8.500%, 02/28/2030		140,000	7,706
8.000%, 04/15/2032		135,500	7,126
8.000%, 11/07/2047		69,541	3,222
8.000%, 07/31/2053		65,873	3,021
7.750% 11/23/2034		1,154	59
7.750% 11/13/2042		99,545	4,579
7.500% 06/03/2027		37,128	2,058
7.500%, 05/26/2033		8	–
Mexican Bonos, Ser M20
8.500% 05/31/2029		7,052	390
7.750% 05/29/2031		249	13
Mexican Bonos, Ser M30
8.500% 11/18/2038		59,956	3,054
Mexico Government International Bond
6.750%, 02/09/2056		$400	388
6.338%, 05/04/2053		3,982	3,700
4.280%, 08/14/2041		1,423	1,113
Mexico Government International Bond MTN
5.750%, 10/12/2110		240	195
5.625%, 03/19/2114	GBP	4,850	4,575
Petroleos Mexicanos
7.690%, 01/23/2050		$10,440	9,041

48	SEI Institutional International Trust

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Petroleos Mexicanos MTN
6.750%, 09/21/2047		$7,539	$6,015
			65,395
Mongolia — 0.3%
Mongolia Government International Bond
6.625%, 02/25/2030		400	405
6.625%, 02/25/2030(A)		200	202
Tsetsens Mining And Energy
11.375%, 02/05/2031		2,210	2,213
			2,820
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	312

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		1,575	1,658
4.000%, 12/15/2050		600	411
			2,069
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		873	654
Netherlands — 0.0%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden MTN
11.000%, 03/27/2028	UZS	2,000,000	164

Nigeria — 2.1%
Nigeria Government International Bond
9.625%, 06/09/2031		$2,610	2,858
9.130%, 01/13/2046(A)		500	522
8.631%, 01/13/2036(A)		1,435	1,495
8.631%, 01/13/2036		200	208
Nigeria Government International Bond MTN
8.250%, 09/28/2051		2,200	2,111
Nigeria OMO Bill
0.000%, 04/07/2026(E)(F)	NGN	848,485	611
0.000%, 04/14/2026(E)(F)		3,849,045	2,755
0.000%, 04/28/2026(E)(F)		417,500	297
0.000%, 06/09/2026(E)(F)		551,515	382
0.000%, 06/23/2026(E)(F)		417,500	287
0.000%, 07/07/2026(E)(F)		1,970,000	1,344
0.000%, 07/14/2026(E)(F)		551,515	375
0.000%, 07/28/2026(E)(F)		2,865,554	1,933
0.000%, 08/04/2026(E)(F)		2,792,389	1,876
0.000%, 09/22/2026(E)(F)		2,931,047	1,941
0.000%, 01/21/2027(E)(F)		1,573,544	987
			19,982

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
North Macedonia — 0.0%
North Macedonia Government International Bond
4.750%, 01/21/2034(A)	EUR	330	$361

Oman — 1.0%
EDO Sukuk
5.662%, 07/03/2031		$1,520	1,554
5.662%, 07/03/2031(A)		728	744
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		785	784
5.250%, 10/09/2031		233	233
Oman Government International Bond
7.000%, 01/25/2051		1,024	1,109
6.750%, 10/28/2027		259	266
6.750%, 01/17/2048		2,135	2,225
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		2,234	2,154
			9,069
Pakistan — 0.2%
Pakistan Global Sukuk Programme MTN
7.950%, 01/31/2029		1,330	1,314
Pakistan Government International Bond MTN
8.875%, 04/08/2051		800	714
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		200	177
			2,205
Panama — 0.8%
Panama Government International Bond
8.125%, 04/28/2034		202	230
8.000%, 03/01/2038		1,853	2,122
5.662%, 02/23/2038		842	808
4.500%, 04/16/2050		450	341
4.300%, 04/29/2053		1,827	1,332
2.252%, 09/29/2032		2,688	2,207
			7,040
Paraguay — 0.4%
Paraguay Government International Bond
8.500%, 04/04/2038(A)	PYG	2,980,000	453
6.650%, 03/04/2055(A)		$718	745
5.850%, 08/21/2033		1,248	1,281
4.950%, 04/28/2031		438	436
Ueno Bank
6.700%, 03/06/2031(A)		632	624
			3,539
Peru — 3.0%
Peru Government Bond
7.600%, 08/12/2039(A)	PEN	9,400	2,782
7.300%, 08/12/2033(A)		1,749	548

SEI Institutional International Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
6.850%, 08/12/2035(A)	PEN	3,932	$1,146
5.400%, 08/12/2034		36,925	10,033
5.350%, 08/12/2040		5,708	1,365
Peru LNG Srl
5.375%, 03/22/2030		$867	840
Peruvian Government International Bond
6.900%, 08/12/2037	PEN	3,515	998
6.200%, 06/30/2055		$692	694
5.875%, 08/08/2054		208	200
5.500%, 03/30/2036		3,762	3,748
3.230%, 07/28/2121		820	437
Petroleos del Peru
5.625%, 06/19/2047		7,620	5,344
			28,135
Philippines — 1.4%
Philippine Government Bond
6.375%, 07/27/2030	PHP	50,000	809
6.250%, 02/28/2029		125,000	2,041
6.000%, 08/20/2030		65,000	1,042
Philippine Government International Bond
5.750%, 01/27/2051		$800	789
5.170%, 10/13/2027		1,970	1,995
5.000%, 01/27/2036		469	456
2.950%, 05/05/2045		700	467
2.650%, 12/10/2045		2,093	1,316
1.950%, 01/06/2032		4,736	4,047
			12,962
Poland — 4.5%
Poland Government Bond
4.750%, 07/25/2029	PLN	10,100	2,693
Republic of Poland Government Bond
7.500%, 07/25/2028		18,000	5,120
6.000%, 10/25/2033		7,486	2,051
5.000%, 10/25/2034		8,286	2,114
5.000%, 10/25/2035		5,092	1,279
2.750%, 04/25/2028		10,139	2,626
1.750%, 04/25/2032		34,109	7,438
1.250%, 10/25/2030		18,000	4,066
Republic of Poland Government International Bond
5.500%, 04/04/2053		$100	93
5.500%, 03/18/2054		2,661	2,458
5.375%, 02/12/2035		6,631	6,751
5.125%, 09/18/2034		3,050	3,065
4.875%, 02/12/2030		2,029	2,072
			41,826
Romania — 3.5%
Romania Government Bond
8.250%, 09/29/2032	RON	2,470	585
8.000%, 04/29/2030		25,750	6,008
7.650%, 07/27/2031		8,470	1,952
7.500%, 07/27/2033		3,760	859

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
7.350%, 04/28/2031	RON	4,165	$949
7.100%, 07/31/2034		7,840	1,753
6.850%, 07/29/2030		9,160	2,027
6.750%, 04/25/2035		55	12
6.300%, 04/25/2029		11,000	2,443
4.850%, 07/25/2029		7,300	1,551
4.250%, 04/28/2036		2,150	386
4.150%, 10/24/2030		1,020	205
Romanian Government International Bond
7.500%, 02/10/2037		$2,896	3,057
6.625%, 05/16/2036		480	477
5.750%, 03/24/2035		3,140	2,968
5.750%, 07/04/2036(A)		3,434	3,184
5.000%, 02/12/2029	RON	1,670	359
4.000%, 02/14/2051		$846	545
Romanian Government International Bond MTN
2.875%, 04/13/2042	EUR	5,305	3,820
			33,140
Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030 (G)		$–	–
Vnesheconombank Via VEB Finance
6.800%, 06/30/2026(A)		150	8
6.800%, 06/30/2026		580	5
			13
Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		260	232

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		344	337
Saudi Government International Bond (A)
5.875%, 01/12/2056		3,437	3,290
4.375%, 01/12/2031		2,443	2,392
Saudi Government International Bond MTN
5.875%, 01/12/2056		200	192
5.000%, 01/18/2053		1,979	1,675
4.750%, 01/16/2030		4,189	4,181
4.625%, 10/04/2047		2,900	2,385
4.375%, 01/12/2031		400	392
3.750%, 01/21/2055		1,670	1,132
			15,976
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,140	577
6.250%, 05/23/2033		926	490
5.375%, 06/08/2037	EUR	420	244

50	SEI Institutional International Trust

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
4.750%, 03/13/2028	EUR	233	$168
			1,479
Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$2,725	2,729
2.125%, 12/01/2030		689	594
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		200	197
			3,520
South Africa — 5.2%
Absa Bank MTN (H)
0.000%, 04/16/2026(E)	EGP	92,200	1,667
0.000%, 07/16/2026(E)		90,700	1,555
0.000%, 01/14/2027(E)		100,450	1,547
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	1,800
Republic of South Africa Government Bond
11.625%, 03/31/2053		15,000	1,031
9.000%, 01/31/2040		72,162	3,959
8.875% 02/28/2035		29,302	1,682
8.750% 01/31/2044		145,948	7,723
8.750% 02/28/2048		209,698	11,081
8.500% 01/31/2037		17,212	939
8.250% 03/31/2032		24,060	1,372
8.000% 01/31/2030		57,400	3,317
6.500% 02/28/2041		23,519	1,026
6.250% 03/31/2036		12,819	601
Republic of South Africa Government International Bond
6.125%, 12/11/2037		$1,182	1,098
6.125%, 12/11/2037(A)		5,465	5,076
5.750%, 09/30/2049		4,630	3,580
			49,054
Sri Lanka — 0.5%
Sri Lanka Government International Bond
3.600%, 06/15/2035(A)(B)		1,916	1,446
3.600%, 05/15/2036(A)(B)		38	34
3.600%, 02/15/2038(B)		2,278	2,010
3.600%, 02/15/2038(A)(B)		781	689
3.350%, 03/15/2033(B)		789	659
			4,838
Supra-National — 2.0%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	190,000	1,967
Asian Development Bank MTN
4.500%, 05/30/2028	PEN	3,000	840
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	366
7.000%, 03/01/2029		110,000	1,128
6.650%, 06/30/2033		302,200	2,935

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
European Bank for Reconstruction & Development MTN
22.500%, 07/31/2026	NGN	425,000	$307
21.000%, 07/21/2026		350,000	253
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	224,000	2,249
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,114
6.750%, 07/13/2029		182,600	1,847
6.500%, 04/17/2030		180,000	1,801
2.250%, 01/19/2029	CNY	6,000	886
International Finance MTN
0.000%, 08/16/2028(E)	COP	16,480,000	3,346
			19,039
Swaziland — 0.1%
Eswatini Government Bond MTN
12.175%, 08/01/2030	ZAR	7,000	403
11.875%, 05/08/2027		9,000	530
			933
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$845	846

Thailand — 1.1%
Thailand Government Bond
3.450%, 06/17/2043	THB	113,000	3,530
3.390%, 06/17/2037		22,914	758
3.300%, 06/17/2038		69,684	2,240
2.800%, 06/17/2034		28,924	921
2.750%, 06/17/2052		1,861	50
2.410%, 03/17/2035		44,400	1,371
2.125%, 12/17/2026		5,000	153
2.000%, 06/17/2042		44,962	1,182
			10,205
Trinidad & Tobago — 0.3%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$1,988	1,988
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		610	616
Trinidad & Tobago Government International Bond
6.500%, 01/28/2036(A)		440	437
			3,041
Tunisia — 0.2%
Tunisian Republic MTN
3.500%, 02/03/2033	JPY	400,000	2,041

SEI Institutional International Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Turkey — 3.3%
Hazine Mustesarligi Varlik Kiralama
6.750%, 09/01/2030(A)		$1,826	$1,828
Turkiye Government Bond
41.000%, 05/05/2027	TRY	50,000	1,128
37.840%, 07/14/2027		50,000	1,098
36.780%, 10/13/2027		125,000	2,721
31.080%, 11/08/2028		50,000	1,015
30.000%, 09/12/2029		151,300	2,966
26.200%, 10/05/2033		98,092	1,882
Turkiye Government International Bond
9.875%, 01/15/2028		$3,036	3,237
6.875%, 01/14/2038		1,400	1,309
6.300%, 03/14/2033		4,412	4,173
5.750%, 05/11/2047		7,485	5,596
4.875%, 04/16/2043		400	281
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		4,460	3,923
			31,157
Ukraine — 1.0%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	506	473
NPC Ukrenergo
6.875%, 11/09/2026(G)		731	672
Ukraine Government International Bond
4.500%, 02/01/2029(B)		$235	165
4.500%, 02/01/2034(B)		526	280
4.500%, 02/01/2035(B)		1,374	719
4.500%, 02/01/2036(B)		592	304
4.000%, 02/01/2032(B)		872	629
4.000%, 02/01/2032(A)(B)		3,548	2,562
0.000%, 02/01/2030(B)(D)		205	120
0.000%, 02/01/2034(B)(D)		2,087	893
0.000%, 02/01/2035(B)(D)		3,830	1,775
0.000%, 02/01/2035(A)(B)(D)		174	81
0.000%, 02/01/2036(B)(D)		540	251
			8,924
United Arab Emirates — 1.0%
Abu Dhabi Government International Bond
4.250%, 10/02/2035(A)		3,075	2,946
3.125%, 09/30/2049		3,124	2,056
Abu Dhabi Government International Bond MTN
1.625%, 06/02/2028		1,512	1,424
DAE Sukuk Difc MTN
4.500%, 10/16/2030(A)		427	407
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		2,304	1,434
Pearl Petroleum
13.000%, 05/15/2028(A)		1,100	1,180
			9,447

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Uruguay — 1.1%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	7,600	$207
8.000%, 10/29/2035		15,400	384
5.750%, 10/28/2034		$4,719	4,926
4.975%, 04/20/2055		201	178
Uruguay Monetary Regulation Bill
0.000%, 06/05/2026(E)(F)	UYU	2,050	50
0.000%, 07/31/2026(E)(F)		36,419	877
0.000%, 09/04/2026(E)(F)		122,289	2,931
0.000%, 10/02/2026(E)(F)		26,405	630
			10,183
Uzbekistan — 1.3%
Jscb Agrobank
9.250%, 10/02/2029		$300	321
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	4,200,000	357
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		5,740,000	485
15.500%, 02/25/2028(A)		36,240,000	3,173
6.947%, 05/25/2032		$400	418
6.900%, 02/28/2032		987	1,028
5.375%, 05/29/2027	EUR	780	907
3.900%, 10/19/2031		$919	829
TBC Bank Group PLC (H)
22.000%, 06/05/2028		20,800,000	1,859
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	10,220,000	886
8.950%, 07/24/2029		$500	528
Uzbekneftegaz JSC
8.750%, 05/07/2030		1,000	1,055
4.750%, 11/16/2028		772	737
			12,583
Venezuela — 1.9%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		1,479	445
Petroleos de Venezuela
12.750%, 02/17/2022(G)		1,800	815
9.750%, 05/17/2035(G)		11,310	4,697
9.000%, 11/17/2021(G)		5,300	2,027
6.000%, 10/28/2022(G)		1,800	536
6.000%, 11/15/2026(G)		178	61
6.000%, 05/16/2034(G)		3,767	1,287
5.500%, 04/12/2037(G)		1,444	483
5.375%, 04/12/2027(G)		3,506	1,165
Venezuela Government International Bond
12.750%, 08/23/2022(G)		3,710	1,864
8.250%, 12/05/2026(G)		1,904	812
7.750%, 10/13/2029(G)		9,140	3,725
			17,917

52	SEI Institutional International Trust

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
GLOBAL BONDS (continued)
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		$681	$670

Zambia — 0.2%
Zambia Government Bond
20.000%, 06/23/2040	ZMW	1,186	69
19.000%, 08/18/2035		2,372	135
17.190%, 01/26/2036		4,745	253
10.000%, 06/26/2026		729	38
Zambia Government International Bond
5.750%, 06/30/2033(B)		$1,119	1,049
			1,544
Total Global Bonds
(Cost $833,892) ($ Thousands)			849,956

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bill
3.652%, 04/16/2026 (F)		3,800	3,794
3.632%, 06/11/2026 (F)		3,400	3,376
3.625%, 04/21/2026 (F)		1,000	998
U.S. Treasury Note
3.843%, USBMMY3M + 0.190%, 10/31/2027 (C)		3,000	3,004
3.752%, USBMMY3M + 0.099%, 01/31/2028 (C)		5,500	5,500
3.125%, 08/31/2029		3,500	3,417

Total U.S. Treasury Obligations
(Cost $19,997) ($ Thousands)			20,089

LOAN PARTICIPATIONS — 0.9%
Cote d'Ivoire — 0.5%
Republic of Cote d'Ivoire
0.000%, 03/09/2027		2,210	2,540
Republic of Cote d'Ivoire, First Lien
4.991%, 07/14/2026 (H)		1,972	2,272
			4,812
Russia — 0.1%
SRBIJA
7.972%, 06/13/2029 (H)		1,000	1,141

Tanzania — 0.3%
United Republic of Tanzania, First Lien
9.135%, 04/28/2031 (H)		260	257

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
8.827%, 01/15/2032	2,375	$2,364
		2,621
Total Loan Participations
(Cost $8,552) ($ Thousands)		8,574

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $958) ($ Thousands)		623

Total Investments in Securities — 93.9%
(Cost $863,399) ($ Thousands)		$879,242

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $608) ($ Thousands)		$(601)

SEI Institutional International Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at March 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT/HUF CALL	180,000	$67,500	$375.00	5/16/2026	$64
EUR PUT/HUF CALL	180,000	67,500	375.00	5/16/2026	63
EUR PUT/HUF CALL	180,000	66,600	370.00	5/16/2026	46
EUR PUT/HUF CALL	180,000	66,600	370.00	4/18/2026	43
EUR PUT/HUF CALL	180,000	65,700	365.00	5/16/2026	30
EUR PUT/HUF CALL	180,000	65,700	365.00	5/16/2026	29
EUR PUT/HUF CALL	170,000	61,200	360.00	6/20/2026	18
EUR PUT/HUF CALL	170,000	61,200	360.00	6/20/2026	19
USD PUT/BRL CALL	6,900,000	21,390	3.10	4/18/2026	25
USD PUT/BRL CALL	3,400,000	2,913,800	857.00	5/16/2026	7
USD PUT/BRL CALL	3,300,000	2,722,500	825.00	5/16/2026	1
USD PUT/CLP CALL	7,400,000	654,900	88.50	5/16/2026	1
USD PUT/HUF CALL	6,600,000	600,600	91.00	8/22/2026	16
USD PUT/HUF CALL	730,000	89,060	122.00	7/18/2026	1
USD PUT/INR CALL	6,800,000	9,792,000	1,440.00	4/18/2026	7
USD PUT/INR CALL	6,900,000	118,335	17.15	7/18/2026	36
USD PUT/MXN CALL	7,000,000	111,650	15.95	5/16/2026	14
USD PUT/PLN CALL	3,400,000	53,890	15.85	8/22/2026	20
USD PUT/ZAR CALL	170,000	2,635	15.50	5/16/2026	5
USD PUT/ZAR CALL	3,300,000	58,021	17.58	12/19/2026	178
		17,660,781			623

Total Purchased Options		$17,660,781			$623
WRITTEN OPTIONS — (0.1)%
Put Options
USD CALL/CLP PUT	(10,350,000)	$(31,050)	3.00	04/18/2026	$(3)
USD PUT/CLP CALL	(11,100,000)	(949,050)	85.50	05/16/2026	–
USD PUT/HUF CALL	(9,900,000)	(881,100)	89.00	08/22/2026	(8)
USD PUT/INR CALL	(8,500,000)	(11,900,000)	1,400.00	04/18/2026	(1)
USD PUT/INR CALL	(6,900,000)	(119,370)	17.30	05/16/2026	(18)
USD PUT/PLN CALL	(3,400,000)	(51,680)	15.20	08/22/2026	(5)
USD PUT/ZAR CALL	(8,400,000)	(130,620)	15.55	05/16/2026	(4)
		(14,062,870)			(39)

Call Options
EUR PUT/HUF CALL	(6,900,000)	(38,295)	5.55	04/18/2026	(23)
EUR PUT/HUF CALL	(3,300,000)	(2,953,500)	895.00	05/16/2026	(135)
USD CALL/BRL PUT	(1,700,000)	(1,581,000)	930.00	10/17/2026	(67)
USD CALL/CLP PUT	(3,300,000)	(310,200)	94.00	08/22/2026	(78)
USD PUT/BRL CALL	(6,650,000)	(27,265,000)	4,100.00	08/22/2026	(96)
USD PUT/ILS CALL	(1,700,000)	(2,550,000)	1,500.00	04/18/2026	(28)
USD PUT/INR CALL	(1,700,000)	(29,750)	17.50	10/17/2026	(61)
USD PUT/JPY CALL	(1,700,000)	(28,560)	16.80	08/22/2026	(74)
		(34,756,305)			(562)

Total Written Options		$(48,819,175)			$(601)

54	SEI Institutional International Trust

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Short Contracts
Euro-SCHATZ	(7)	Jun-2026	$(864)	$(853)	$6
U.S. 2-Year Treasury Notes	(11)	Jun-2026	(2,297)	(2,281)	16
U.S. 5-Year Treasury Notes	(59)	Jun-2026	(6,472)	(6,382)	90
U.S. 10-Year Treasury Notes	(11)	Jun-2026	(1,245)	(1,222)	23
Ultra 10-Year U.S. Treasury Notes	(2)	Jun-2026	(232)	(227)	5
			$(11,110)	$(10,965)	$140

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/02/26	EUR	755	HUF	292,050	$2
Bank of America	04/06/26	BRL	5,827	USD	1,050	(65)
Bank of America	04/16/26	EUR	1,500	RON	7,700	9
Bank of America	04/24/26	USD	501	ZAR	8,171	(24)
Bank of America	05/04/26	BRL	7,146	USD	1,345	(15)
Bank of America	05/11/26	USD	1,426	HUF	490,228	33
Bank of America	05/13/26	CLP	1,242,650	USD	1,450	117
Bank of America	05/28/26	USD	1,187	ZAR	18,927	(85)
Bank of America	06/05/26	RON	3,666	EUR	712	(4)
Bank of America	06/17/26	USD	52	COP	193,837	1
Bank of America	06/17/26	USD	714	PLN	2,637	(7)
Bank of America	06/17/26	USD	738	CZK	15,438	(13)
Bank of America	06/17/26	USD	1,077	CLP	992,818	(12)
Bank of America	06/17/26	USD	1,798	HUF	603,570	(5)
Bank of America	06/17/26	USD	3,151	PEN	11,047	4
Bank of America	06/17/26	USD	3,424	KRW	5,083,427	(83)
Bank of America	06/17/26	PEN	2,895	USD	842	15
Bank of America	06/17/26	PEN	1,827	USD	520	(1)
Bank of America	06/17/26	CZK	5,236	USD	247	1
Bank of America	06/17/26	USD	8,459	CNY	58,138	–
Bank of America	06/17/26	USD	9,569	MXN	171,982	(100)
Bank of America	06/17/26	PLN	10,379	USD	2,783	(1)
Bank of America	06/17/26	THB	56,160	USD	1,723	8
Bank of America	06/17/26	INR	80,901	USD	866	18
Bank of America	06/17/26	KRW	1,274,394	USD	845	7
Bank of America	06/17/26	IDR	23,044,744	USD	1,355	–
Bank of America	08/25/26	INR	151,916	USD	1,650	71
Barclays PLC	04/02/26	USD	1,332	RON	5,891	(1)
Barclays PLC	04/02/26	USD	11,017	BRL	57,209	(61)
Barclays PLC	04/15/26	GBP	4,150	USD	5,586	114
Barclays PLC	04/30/26	USD	1,185	TRY	54,900	1
Barclays PLC	05/05/26	RON	510	USD	115	–
Barclays PLC	06/17/26	ZAR	31,983	USD	1,897	39
Barclays PLC	12/03/26	USD	383	ZAR	6,400	(17)
Barclays PLC	12/03/26	ZAR	6,600	USD	396	18

SEI Institutional International Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BBVA Securities Inc.	06/17/26	COP	2,260,000	USD	608	$–
BNP Paribas	06/05/26	RON	9,166	EUR	1,779	(10)
BNP Paribas	06/17/26	PEN	6,257	USD	1,827	40
BNP Paribas	12/03/26	ZAR	2,740	USD	163	6
Citigroup	04/02/26	USD	6,289	BRL	32,627	(41)
Citigroup	04/30/26	EGP	8,991	USD	181	22
Citigroup	06/17/26	PEN	1,173	USD	342	7
Citigroup	06/17/26	USD	1,539	PEN	5,400	4
Deutsche Bank	04/01/26	EUR	1,141	USD	1,342	28
Deutsche Bank	04/01/26	USD	1,328	EUR	1,120	(38)
Deutsche Bank	04/01/26	USD	1,340	HUF	455,699	19
Deutsche Bank	04/01/26	HUF	447,440	USD	1,328	(7)
Deutsche Bank	04/02/26	BRL	95	USD	18	–
Deutsche Bank	04/02/26	USD	208	BRL	1,100	3
Deutsche Bank	04/08/26	EUR	690	USD	806	11
Deutsche Bank	04/08/26	USD	810	EUR	690	(15)
Deutsche Bank	04/08/26	USD	824	HUF	276,228	–
Deutsche Bank	04/08/26	BRL	1,852	USD	350	(4)
Deutsche Bank	04/08/26	HUF	276,228	USD	810	(13)
Deutsche Bank	04/14/26	USD	116	EUR	100	(1)
Deutsche Bank	04/24/26	ZAR	9,736	USD	578	10
Deutsche Bank	04/27/26	KRW	2,340,000	USD	1,600	65
Deutsche Bank	04/30/26	KZT	1,087,740	USD	2,229	(30)
Deutsche Bank	05/05/26	EUR	1,440	HUF	555,617	(7)
Deutsche Bank	05/05/26	HUF	555,617	EUR	1,440	7
Deutsche Bank	05/06/26	USD	1,400	PLN	5,002	(58)
Deutsche Bank	05/06/26	PLN	6,164	USD	1,675	21
Deutsche Bank	05/08/26	INR	155,034	USD	1,740	104
Deutsche Bank	05/11/26	EUR	1,243	HUF	478,303	(11)
Deutsche Bank	05/11/26	USD	1,421	EUR	1,188	(49)
Deutsche Bank	05/11/26	HUF	490,228	USD	1,421	(39)
Deutsche Bank	05/11/26	HUF	500,237	EUR	1,300	11
Deutsche Bank	05/11/26	NGN	1,118,110	USD	796	1
Deutsche Bank	05/20/26	USD	854	CLP	737,989	(63)
Deutsche Bank	05/20/26	CLP	1,326,054	USD	1,496	73
Deutsche Bank	05/26/26	EUR	1,188	USD	1,405	33
Deutsche Bank	05/26/26	USD	1,406	EUR	1,188	(34)
Deutsche Bank	05/26/26	USD	1,453	HUF	483,991	(14)
Deutsche Bank	05/26/26	HUF	483,991	USD	1,406	(33)
Deutsche Bank	05/28/26	USD	542	ZAR	8,673	(37)
Deutsche Bank	05/28/26	ZAR	20,525	USD	1,258	64
Deutsche Bank	06/11/26	USD	565	UZS	7,004,580	10
Deutsche Bank	06/17/26	USD	34	PEN	118	–
Deutsche Bank	06/17/26	USD	191	ZAR	3,195	(6)
Deutsche Bank	06/17/26	CNY	359	USD	53	–
Deutsche Bank	06/17/26	USD	607	IDR	10,257,812	(4)
Deutsche Bank	06/17/26	USD	842	EUR	723	(6)
Deutsche Bank	06/17/26	USD	1,310	MXN	23,335	(25)
Deutsche Bank	06/17/26	EUR	1,483	USD	1,715	–
Deutsche Bank	06/17/26	EUR	739	USD	852	(3)

56	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	06/17/26	USD	2,584	HUF	884,722	$44
Deutsche Bank	06/17/26	USD	6,533	INR	608,590	(154)
Deutsche Bank	06/17/26	MXN	54,973	USD	3,070	43
Deutsche Bank	06/17/26	INR	9,814	USD	106	3
Deutsche Bank	06/17/26	INR	81,265	USD	848	(4)
Deutsche Bank	06/17/26	HUF	287,054	USD	850	(2)
Deutsche Bank	06/17/26	IDR	1,727,368	USD	102	–
Deutsche Bank	06/17/26	IDR	14,553,139	USD	855	(1)
Deutsche Bank	06/25/26	USD	523	UZS	6,500,000	10
Deutsche Bank	07/01/26	USD	1,090	JPY	164,479	(48)
Deutsche Bank	07/01/26	JPY	121,519	USD	876	106
Deutsche Bank	07/09/26	JPY	420,952	USD	2,670	1
Deutsche Bank	08/13/26	USD	370	ZAR	5,960	(25)
Deutsche Bank	11/20/26	USD	582	UZS	7,547,205	37
Deutsche Bank	01/12/27	EGP	47,600	USD	883	120
Deutsche Bank	05/12/27	USD	694	UZS	9,331,000	71
Deutsche Bank	07/16/27	USD	684	UZS	8,986,987	53
Deutsche Bank	07/20/27	USD	318	UZS	4,167,205	23
Deutsche Bank	12/13/27	USD	572	UZS	7,913,928	77
Goldman Sachs	04/02/26	USD	12,012	BRL	62,856	25
Goldman Sachs	04/02/26	USD	69	BRL	361	–
Goldman Sachs	04/02/26	BRL	285	USD	55	–
Goldman Sachs	04/02/26	BRL	59,888	USD	11,382	(86)
Goldman Sachs	04/06/26	USD	323	BRL	1,766	15
Goldman Sachs	04/30/26	USD	471	TRY	21,700	(2)
Goldman Sachs	05/05/26	USD	9,462	BRL	50,111	69
Goldman Sachs	05/28/26	USD	1,033	ZAR	16,725	(60)
Goldman Sachs	06/17/26	USD	34	ILS	106	(1)
Goldman Sachs	06/17/26	USD	37	TRY	1,794	–
Goldman Sachs	06/17/26	USD	51	CLP	46,737	(1)
Goldman Sachs	06/17/26	USD	68	RON	301	–
Goldman Sachs	06/17/26	ILS	107	USD	35	1
Goldman Sachs	06/17/26	USD	119	ZAR	2,044	(1)
Goldman Sachs	06/17/26	USD	189	PEN	660	–
Goldman Sachs	06/17/26	USD	220	CZK	4,608	(3)
Goldman Sachs	06/17/26	USD	284	IDR	4,820,280	–
Goldman Sachs	06/17/26	PLN	465	USD	126	1
Goldman Sachs	06/17/26	RON	712	USD	161	1
Goldman Sachs	06/17/26	TRY	1,837	USD	37	–
Goldman Sachs	06/17/26	USD	2,007	HUF	695,086	58
Goldman Sachs	06/17/26	USD	9,297	INR	864,370	(238)
Goldman Sachs	06/17/26	INR	24,011	USD	254	2
Goldman Sachs	06/17/26	ZAR	97,469	USD	5,780	118
Goldman Sachs	06/17/26	MXN	97,528	USD	5,475	105
Goldman Sachs	06/17/26	COP	192,208	USD	51	(1)
HSBC	04/02/26	USD	448	PLN	1,600	(19)
HSBC	04/02/26	USD	1,727	INR	157,541	(66)
HSBC	04/02/26	INR	313,282	USD	3,336	33
HSBC	04/30/26	TRY	3,250	USD	71	–
HSBC	05/13/26	USD	128	TRY	5,950	(1)

SEI Institutional International Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	06/05/26	RON	3,666	EUR	711	$(4)
HSBC	06/10/26	USD	117	TRY	5,700	2
HSBC	06/17/26	USD	243	ZAR	4,100	(5)
HSBC	06/17/26	USD	1,904	PEN	6,595	(21)
HSBC	06/17/26	USD	5,315	INR	499,797	(76)
HSBC	06/17/26	THB	6,450	USD	197	–
HSBC	06/17/26	ZAR	35,715	USD	2,119	45
HSBC	12/03/26	USD	158	ZAR	2,700	(4)
HSBC	12/03/26	ZAR	1,800	USD	111	8
ICBC Financial Services	04/30/26	USD	1,231	KZT	676,599	174
ICBC Financial Services	04/30/26	EGP	2,004	USD	40	5
ICBC Financial Services	07/14/26	EGP	54,000	USD	1,068	140
ICBC Financial Services	11/13/26	USD	1,573	KZT	930,000	240
ICBC Financial Services	01/28/27	KES	23,700	USD	169	(10)
JPMorgan Chase Bank	04/02/26	USD	52	BRL	272	–
JPMorgan Chase Bank	04/02/26	USD	36	BRL	189	–
JPMorgan Chase Bank	04/02/26	USD	509	KZT	255,800	28
JPMorgan Chase Bank	04/02/26	RON	4,152	USD	960	22
JPMorgan Chase Bank	04/06/26	USD	1,061	BRL	5,578	6
JPMorgan Chase Bank	04/07/26	USD	3,500	THB	110,739	(141)
JPMorgan Chase Bank	04/07/26	THB	110,739	USD	3,376	17
JPMorgan Chase Bank	04/10/26	USD	3,307	IDR	55,933,282	(15)
JPMorgan Chase Bank	04/10/26	IDR	51,125,060	USD	3,031	22
JPMorgan Chase Bank	04/13/26	USD	140	COP	519,778	2
JPMorgan Chase Bank	04/13/26	USD	166	PEN	575	(2)
JPMorgan Chase Bank	04/13/26	USD	826	HUF	273,481	(11)
JPMorgan Chase Bank	04/13/26	PEN	14,803	USD	4,342	102
JPMorgan Chase Bank	04/13/26	COP	14,283,809	USD	3,723	(172)
JPMorgan Chase Bank	04/14/26	USD	81	GHS	1,019	11
JPMorgan Chase Bank	04/14/26	USD	461	EUR	400	1
JPMorgan Chase Bank	04/14/26	USD	417	EUR	360	(1)
JPMorgan Chase Bank	04/14/26	JPY	28,800	USD	184	3
JPMorgan Chase Bank	04/16/26	USD	1,118	KRW	1,646,000	(41)
JPMorgan Chase Bank	04/16/26	EGP	81,635	USD	1,591	121
JPMorgan Chase Bank	04/22/26	USD	973	INR	90,126	(21)
JPMorgan Chase Bank	04/24/26	USD	356	ZAR	5,916	(11)
JPMorgan Chase Bank	04/27/26	EUR	1,498	RSD	176,800	8
JPMorgan Chase Bank	04/27/26	RSD	176,800	EUR	1,505	–
JPMorgan Chase Bank	04/30/26	USD	523	KZT	255,800	8
JPMorgan Chase Bank	04/30/26	EUR	1,572	RSD	185,450	7
JPMorgan Chase Bank	04/30/26	EUR	1,505	RSD	176,800	–
JPMorgan Chase Bank	04/30/26	EGP	43,505	USD	878	107
JPMorgan Chase Bank	04/30/26	KZT	225,000	USD	459	(8)
JPMorgan Chase Bank	04/30/26	RSD	362,250	EUR	3,075	(10)
JPMorgan Chase Bank	05/04/26	USD	1,673	BRL	8,835	8
JPMorgan Chase Bank	05/04/26	USD	3,590	PHP	212,105	(102)
JPMorgan Chase Bank	05/04/26	EGP	63,500	USD	1,282	159
JPMorgan Chase Bank	05/05/26	USD	68	BRL	359	1
JPMorgan Chase Bank	05/05/26	USD	630	BRL	3,300	(3)
JPMorgan Chase Bank	05/06/26	USD	3,517	THB	110,739	(149)

58	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	05/11/26	USD	52	ZAR	849	$(3)
JPMorgan Chase Bank	05/11/26	USD	160	MXN	2,866	(1)
JPMorgan Chase Bank	05/11/26	EUR	712	USD	836	14
JPMorgan Chase Bank	05/11/26	USD	771	PLN	2,875	–
JPMorgan Chase Bank	05/11/26	EUR	1,737	RSD	204,710	6
JPMorgan Chase Bank	05/11/26	PLN	17,172	USD	4,852	245
JPMorgan Chase Bank	05/11/26	PLN	2,305	USD	618	–
JPMorgan Chase Bank	05/11/26	ZAR	128,679	USD	8,096	600
JPMorgan Chase Bank	05/11/26	MXN	152,268	USD	8,811	399
JPMorgan Chase Bank	05/12/26	USD	9,996	KRW	14,494,202	(480)
JPMorgan Chase Bank	05/12/26	KRW	10,488,060	USD	7,146	260
JPMorgan Chase Bank	06/01/26	USD	423	PHP	24,651	(19)
JPMorgan Chase Bank	06/08/26	USD	748	BRL	3,925	(7)
JPMorgan Chase Bank	06/08/26	CNY	1,413	USD	206	–
JPMorgan Chase Bank	06/08/26	BRL	1,644	USD	309	(2)
JPMorgan Chase Bank	06/08/26	USD	4,925	HUF	1,575,570	(242)
JPMorgan Chase Bank	06/08/26	USD	12,603	CNY	85,621	(154)
JPMorgan Chase Bank	06/08/26	ZAR	33,764	USD	2,097	134
JPMorgan Chase Bank	06/09/26	USD	41	BDT	5,111	1
JPMorgan Chase Bank	06/11/26	USD	109	UZS	1,340,000	1
JPMorgan Chase Bank	06/17/26	USD	69	THB	2,246	(1)
JPMorgan Chase Bank	06/17/26	USD	85	CNY	584	–
JPMorgan Chase Bank	06/17/26	USD	1,582	JPY	251,250	8
JPMorgan Chase Bank	06/17/26	USD	23	JPY	3,572	–
JPMorgan Chase Bank	06/17/26	USD	2,397	HUF	819,380	36
JPMorgan Chase Bank	06/17/26	USD	4,823	MXN	86,779	(45)
JPMorgan Chase Bank	06/17/26	EUR	8,138	USD	9,461	53
JPMorgan Chase Bank	06/17/26	ILS	10,433	USD	3,365	52
JPMorgan Chase Bank	06/17/26	PEN	11,732	USD	3,420	70
JPMorgan Chase Bank	06/17/26	CZK	17,976	USD	845	–
JPMorgan Chase Bank	06/17/26	MXN	48,448	USD	2,716	49
JPMorgan Chase Bank	06/17/26	TRY	101,273	USD	2,105	18
JPMorgan Chase Bank	06/17/26	CLP	3,141,648	USD	3,437	67
JPMorgan Chase Bank	06/17/26	KRW	3,922,638	USD	2,576	(2)
JPMorgan Chase Bank	06/17/26	COP	33,780,998	USD	8,773	(306)
JPMorgan Chase Bank	06/18/26	USD	2,520	ARS	3,815,519	101
JPMorgan Chase Bank	07/01/26	USD	870	JPY	121,519	(100)
JPMorgan Chase Bank	07/06/26	USD	3,389	THB	110,739	(4)
JPMorgan Chase Bank	07/07/26	UZS	4,588,247	USD	374	(2)
JPMorgan Chase Bank	07/31/26	USD	1,960	INR	183,200	(50)
JPMorgan Chase Bank	08/10/26	USD	611	ARS	1,007,000	56
JPMorgan Chase Bank	08/24/26	USD	1,970	ARS	3,089,012	55
JPMorgan Chase Bank	09/09/26	USD	123	BDT	15,549	4
JPMorgan Chase Bank	09/16/26	USD	270	TRY	13,820	(10)
JPMorgan Chase Bank	09/21/26	USD	81	BDT	10,251	2
JPMorgan Chase Bank	10/13/26	USD	395	BDT	49,900	10
JPMorgan Chase Bank	10/20/26	USD	1,028	EGP	54,051	(134)
JPMorgan Chase Bank	10/22/26	USD	195	BDT	24,600	5
JPMorgan Chase Bank	11/19/26	USD	403	ARS	671,234	12
JPMorgan Chase Bank	12/03/26	USD	105	ZAR	1,800	(2)

SEI Institutional International Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/03/26	ZAR	3,890	USD	238	$16
JPMorgan Chase Bank	12/15/26	USD	127	AZN	228	7
JPMorgan Chase Bank	12/23/26	USD	1,610	ARS	2,762,463	55
JPMorgan Chase Bank	01/29/27	KES	24,640	USD	175	(10)
JPMorgan Chase Bank	02/10/27	USD	522	ARS	948,795	32
JPMorgan Chase Bank	08/25/27	USD	825	AMD	324,100	7
JPMorgan Chase Bank	11/14/28	USD	447	AMD	187,640	23
Morgan Stanley	04/02/26	BRL	369	USD	70	–
Morgan Stanley	04/06/26	USD	359	BRL	1,907	6
Morgan Stanley	04/06/26	BRL	3,623	USD	651	(42)
Morgan Stanley	04/14/26	EUR	17,800	USD	20,886	363
Morgan Stanley	04/14/26	JPY	253,200	USD	1,616	22
Morgan Stanley	04/15/26	USD	670	GBP	500	(10)
Morgan Stanley	04/16/26	USD	117	KRW	172,000	(4)
Morgan Stanley	04/24/26	INR	78,205	USD	831	5
Morgan Stanley	04/30/26	USD	753	ZAR	12,100	(47)
Morgan Stanley	05/05/26	USD	507	PEN	1,700	(20)
Morgan Stanley	05/11/26	COP	2,869,000	USD	771	(6)
Morgan Stanley	05/20/26	USD	449	CLP	388,959	(31)
Morgan Stanley	06/17/26	USD	52	MXN	939	(1)
Morgan Stanley	06/17/26	USD	105	CLP	95,169	(3)
Morgan Stanley	06/17/26	USD	304	HUF	102,856	2
Morgan Stanley	06/17/26	USD	779	CZK	16,387	(10)
Morgan Stanley	06/17/26	EUR	1,489	USD	1,729	7
Morgan Stanley	06/17/26	USD	4,373	EGP	233,147	(323)
Morgan Stanley	06/17/26	PLN	11,754	USD	3,180	27
Morgan Stanley	06/17/26	RON	12,091	USD	2,747	25
Morgan Stanley	06/17/26	ZAR	3,009	USD	180	6
Morgan Stanley	06/17/26	ZAR	14,691	USD	850	(3)
Morgan Stanley	11/13/26	USD	853	KZT	503,900	129
Morgan Stanley	12/03/26	ZAR	1,450	USD	84	1
Morgan Stanley	12/03/26	ZAR	31,160	USD	1,774	(10)
Nomura Securities	06/17/26	USD	370	INR	35,200	(1)
RBC	06/17/26	PEN	978	USD	285	6
SCB Securities	04/02/26	PLN	420	EUR	98	1
SCB Securities	04/02/26	RON	774	USD	179	4
SCB Securities	04/02/26	EUR	775	PLN	3,275	(15)
SCB Securities	04/02/26	CZK	1,550	EUR	64	1
SCB Securities	04/02/26	USD	1,706	INR	155,741	(64)
SCB Securities	04/02/26	RON	3,105	EUR	607	(2)
SCB Securities	04/02/26	USD	8,591	CZK	176,215	(326)
SCB Securities	04/02/26	USD	13,720	PLN	49,021	(571)
SCB Securities	04/24/26	USD	5,011	INR	471,500	(31)
SCB Securities	04/24/26	INR	355,885	USD	3,781	22
SCB Securities	05/05/26	USD	404	RON	1,792	–
SCB Securities	05/05/26	EUR	431	PLN	1,855	–
SCB Securities	05/05/26	CZK	1,550	EUR	63	–
SCB Securities	05/05/26	RON	2,235	EUR	437	–
SCB Securities	05/05/26	EUR	3,448	HUF	1,338,900	8
SCB Securities	05/05/26	USD	8,268	CZK	176,215	3

60	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	05/05/26	USD	13,578	PLN	50,621	$3
SCB Securities	05/11/26	RSD	48,330	EUR	410	(1)
SCB Securities	05/11/26	NGN	1,466,890	USD	1,032	(11)
SCB Securities	06/03/26	USD	411	AZN	725	15
SCB Securities	06/10/26	USD	1,038	TRY	50,772	15
SCB Securities	06/17/26	USD	1,149	COP	4,344,111	19
SCB Securities	06/17/26	USD	1,902	ZAR	32,400	(20)
SCB Securities	06/17/26	USD	5,294	EUR	4,590	13
SCB Securities	06/17/26	USD	66	EUR	57	–
SCB Securities	06/17/26	ZAR	8,202	USD	492	16
SCB Securities	06/17/26	EUR	57	USD	66	–
SCB Securities	06/17/26	EUR	8,827	USD	10,182	(24)
SCB Securities	06/17/26	PEN	20,941	USD	6,093	113
SCB Securities	06/17/26	INR	471,500	USD	4,985	43
SCB Securities	08/10/26	USD	119	BDT	15,180	5
SCB Securities	12/03/26	USD	402	ZAR	6,600	(24)
SCB Securities	12/03/26	ZAR	4,200	USD	254	13
SCB Securities	01/12/27	EGP	23,800	USD	442	60
SCB Securities	01/28/27	USD	364	KES	49,280	6
SCB Securities	01/28/27	KES	25,580	USD	182	(10)
SCB Securities	01/29/27	USD	182	KES	24,640	3
Societe Generale	04/02/26	EUR	170	RON	870	–
Societe Generale	04/02/26	HUF	583,000	EUR	1,491	(21)
Societe Generale	04/30/26	USD	979	KZT	551,020	165
Societe Generale	04/30/26	KZT	450,850	USD	864	(72)
Societe Generale	05/05/26	USD	18,245	BRL	96,082	31
Societe Generale	05/08/26	USD	1,080	KZT	603,033	169
Societe Generale	06/05/26	RON	3,835	EUR	743	(5)
Societe Generale	06/17/26	USD	2,605	THB	83,880	(45)
Societe Generale	06/17/26	PEN	6,783	USD	1,970	33
Societe Generale	07/14/26	EGP	44,100	USD	873	115
Societe Generale	11/12/26	USD	998	KZT	588,468	150
Societe Generale	01/12/27	EGP	34,600	USD	644	89
Standard Bank	04/02/26	BRL	3,040	USD	587	5
Standard Bank	04/08/26	USD	353	BRL	1,852	1
Standard Bank	05/04/26	BRL	2,051	USD	389	(2)
Standard Bank	05/08/26	INR	8,544	USD	95	5
Standard Bank	06/17/26	USD	104	INR	9,848	(1)
Standard Bank	06/17/26	USD	234	CZK	4,956	(1)
Standard Bank	06/17/26	PEN	373	USD	107	1
Standard Bank	06/17/26	PEN	1,827	USD	521	(1)
Standard Bank	06/17/26	USD	4,283	CNY	29,379	(8)
Standard Bank	06/17/26	USD	6,139	THB	195,683	(166)
Standard Bank	06/17/26	EGP	21,755	USD	378	–
Standard Bank	06/17/26	EGP	21,773	USD	378	–
Standard Bank	06/17/26	INR	164,135	USD	1,733	12
Standard Bank	06/17/26	PHP	352,679	USD	5,911	128
Standard Bank	06/18/26	USD	2,815	MYR	11,145	(54)
Standard Bank	06/18/26	MYR	6,928	USD	1,751	34
TD Securities	04/02/26	EUR	3,517	HUF	1,330,000	(84)

SEI Institutional International Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
TD Securities	06/05/26	RON	3,666	EUR	711	$(4)
UBS	04/02/26	BRL	2,500	USD	480	1
UBS	04/02/26	USD	175	BRL	925	2
UBS	04/02/26	USD	2,882	BRL	14,966	(16)
UBS	04/24/26	INR	37,409	USD	397	2
UBS	05/05/26	USD	1,565	BRL	8,245	3
UBS	06/17/26	USD	267	PEN	925	(2)
UBS	06/17/26	USD	1,315	MXN	23,750	(8)
UBS	06/17/26	MXN	15,700	USD	861	(3)
Wells Fargo	04/02/26	PLN	1,000	EUR	234	2
Wells Fargo	05/05/26	HUF	60,400	USD	180	–
Wells Fargo	06/17/26	USD	141	THB	4,600	–
Wells Fargo	12/03/26	USD	109	ZAR	1,800	(6)
						$1,323

A list of the open OTC swap agreements held by the Fund at March 31, 2026, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(5)	$(4)	$(1)
Morgan Stanley	EGYPT	Buy	1.00%	Quarterly	12/20/2028	500	31	102	(71)
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	(11)	14	(25)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	(3)	4	(7)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	(29)	29	(58)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(8)	(8)	—
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	5,000	6	6	—
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2030	2,300	83	83	—
							$64	$226	$(162)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEMXCUS	INDEX RETURN	SOFR - 15 BPS	Annually	04/08/2026	USD	6,600	$206	$–	$206
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	04/29/2026	ZMW	117	4	–	4
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	04/30/2026	ZMW	143	6	–	6
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	05/17/2026	ZMW	471	33	–	33
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	05/25/2026	ZMW	80	3	–	3
JPMorgan Chase	ZAMBIA	SOFR	ZAMBIA	Quarterly	05/27/2026	ZMW	126	17	–	17
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	05/27/2026	ZMW	158	21	–	21
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	05/28/2026	ZMW	234	16	–	16
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	05/29/2026	ZMW	177	10	–	10
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	06/03/2026	ZMW	81	(8)	–	(8)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	06/09/2026	ZMW	142	20	–	20
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	06/23/2026	ZMW	65	4	–	4
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	06/24/2026	ZMW	141	4	–	4
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	06/24/2026	ZMW	81	4	–	4
JPMorgan Chase	ZAMBIA	SOFR	ZAMBIA	Quarterly	06/27/2026	ZMW	418	81	–	81
JPMorgan Chase	ZAMBIA	SOFR	ZAMBIA	Quarterly	06/28/2026	ZMW	525	103	–	103

62	SEI Institutional International Trust

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	148	$6	$–	$6
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	125	6	–	6
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	37	1	–	1
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	90	3	–	3
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	07/27/2026	ZMW	149	9	–	9
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	08/17/2026	ZMW	238	(4)	–	(4)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	08/24/2026	ZMW	270	(7)	–	(7)
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	09/29/2026	ZMW	56	–	–	–
JPMorgan Chase	ZAMBIA	SOFRRATE + 85BPS	ZAMBIA	Quarterly	09/30/2026	ZMW	133	(6)	–	(6)
								$532	$–	$532

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.44.V1	Buy	1.00%	Quarterly	12/20/2030	$8,400	$168	$91	$77

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.40%	1-DAY THOR	Quarterly	12/17/2035	THB	82,000	$159	$1	$158
6-MONTH EURIBOR	2.8%	Annually	12/17/2055	EUR	3,300	227	115	112
2.9%	6-MONTH EURIBOR	Annually	03/18/2036	EUR	6,300	92	(12)	104
3.9%	6-MONTH PRIBOR	Annually	06/18/2035	CZK	15,000	33	2	31
1-DAY THOR	1.718%	Quarterly	06/18/2030	THB	45,000	4	–	4
1-DAY MIBOR	5.96%	Semi-Annually	06/18/2030	INR	250,000	(71)	–	(71)
8.87%	COOVIBR	Quarterly	09/17/2035	COP	4,800,000	171	–	171
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	8,700	66	4	62
CLICP	4.712%	Semi-Annually	09/17/2030	CLP	300,000	(4)	–	(4)
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	1,200,000	9	–	9
6-MONTH HUF - BUBOR	5.85%	Semi-Annually	09/17/2028	HUF	600,000	(53)	(5)	(48)
6-MONTH HUF - BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	800,000	(98)	(6)	(92)
6-MONTH HUF - BUBOR	5.885%	Semi-Annually	09/17/2028	HUF	1,300,000	(111)	–	(111)
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,300,000	58	–	58
BZDIOVRA	13.085%	Annually	01/02/2029	BRL	60,866	(184)	–	(184)
3.7%	6-MONTH WIBOR	Annually	03/18/2028	PLN	25,700	89	–	89
MXIBTIEF	7.745%	Monthly	03/12/2031	MXN	100,000	(91)	–	(91)
4.1507%	SOFR	Annually	12/26/2055	USD	1,300	(8)	–	(8)
COOVIBR	10.56%	Quarterly	01/08/2029	COP	12,700,000	(113)	–	(113)
MXIBTIEF	7.4%	Monthly	03/14/2029	MXN	25,000	(17)	–	(17)
MXIBTIEF	7.665%	Monthly	03/12/2031	MXN	7,200	(8)	–	(8)
BZDIOVRA	12.8575%	Annually	01/03/2028	BRL	27,322	(77)	–	(77)
BZDIOVRA	12.85%	Annually	01/03/2028	BRL	49,233	(139)	–	(139)
MXIBTIEF	7.45%	Monthly	03/13/2030	MXN	70,700	(78)	–	(78)
COOVIBR	11.05%	Quarterly	03/18/2031	COP	11,000,000	(52)	–	(52)
4.0225%	6-MONTH CZK - PRIBOR	Annually	03/18/2036	CZK	22,000	42	–	42
0.97%	COOVIBR	Quarterly	03/18/2036	COP	2,900,000	6	–	6
China 7-Day Reverse Repo Rate	1.555%	Quarterly	03/18/2031	CNY	19,000	(6)	–	(6)
BZDIOVRA	12.59%	Annually	01/03/2028	BRL	523	(2)	–	(2)
6-MONTH CZK - PRIBOR	3.651%	Semi-Annually	03/18/2028	CZK	100,000	(46)	–	(46)

SEI Institutional International Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
MXIBTIEF	7.11%	Monthly	03/14/2029	MXN	64,000	$(71)	$–	$(71)
BZDIOVRA	12.925%	Annually	01/03/2028	BRL	33,675	(86)	–	(86)
6-MONTH CZK - PRIBOR	4.09%	Semi-Annually	06/17/2031	CZK	40,500	(28)	–	(28)
6-MONTH HUF - BUBOR	6.57%	Semi-Annually	06/17/2029	HUF	424,000	(22)	–	(22)
6-MONTH CZK - PRIBOR	4.215%	Semi-Annually	06/17/2031	CZK	40,000	(17)	–	(17)
4.64%	CLICP	Semi-Annually	06/17/2028	CLP	4,100,000	31	–	31
6-MONTH CZK - PRIBOR	4.3625%	Semi-Annually	06/17/2031	CZK	42,000	(5)	–	(5)
6-MONTH HUF - BUBOR	6.935%	Semi-Annually	06/17/2028	HUF	820,500	(15)	–	(15)
4.96%	CLICP	Semi-Annually	06/17/2028	CLP	4,100,000	3	–	3
6-MONTH CZK - PRIBOR	4.125%	Semi-Annually	06/17/2029	CZK	54,800	(17)	–	(17)
6-MONTH WIBOR	4.265%	Semi-Annually	06/17/2029	PLN	12,100	(21)	–	(21)
BZDIOVRA	13.72%	Annually	01/03/2028	BRL	27,437	(4)	–	(4)
BZDIOVRA	14.01%	Annually	01/03/2028	BRL	29,939	21	–	21
1-DAY MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	(180)	–	(180)
6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	87,730	(249)	(5)	(244)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	19	–	19
1-DAY MXIBTIEE	8.89%	Monthly	12/18/2026	MXN	473,064	375	19	356
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	18,400	169	–	169
1-DAY MXIBTIEE	8.905%	Monthly	12/18/2026	MXN	169,316	135	–	135
1-DAY THOR	1.9045%	Quarterly	12/20/2029	THB	110,700	44	–	44
1-DAY MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	332,285	(70)	14	(84)
1-DAY MIBOR	6.04%	Semi-Annually	02/04/2030	INR	336,920	(75)	(4)	(71)
1-DAY MXIBTIEE	8.5235%	Monthly	02/20/2035	MXN	164,170	54	263	(209)
2.0195%	1-DAY THOR	Quarterly	03/21/2035	THB	37,270	(1)	(18)	17
1-DAY MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	213,700	(71)	2	(73)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	6,843	(32)	–	(32)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	14,270	(132)	21	(153)
1-DAY BRL - CETIP	13.5403%	Annually	01/02/2030	BRL	11,400	(13)	11	(24)
3-MONTH JIBAR	7.327%	Quarterly	07/10/2030	ZAR	43,200	(25)	–	(25)
1-DAY MIBOR	5.701%	Semi-Annually	07/11/2030	INR	422,300	(166)	5	(171)
1-DAY BRL - CETIP	13.4043%	Annually	01/03/2028	BRL	16,600	(21)	–	(21)
1-DAY BRL - CETIP	13.28%	Annually	01/03/2028	BRL	60,700	(99)	2	(101)
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	6,400	7	–	7
3-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	147,750	(287)	(6)	(281)
INR OVERNIGHT MIBOR	5.6385%	Semi-Annually	10/24/2030	INR	245,100	(111)	(19)	(92)
INR OVERNIGHT MIBOR	5.94%	Semi-Annually	01/16/2031	INR	188,750	(67)	(20)	(47)
3-MONTH BA	6.6795%	Quarterly	01/20/2031	ZAR	39,800	(92)	10	(102)
6-MONTH HUF - BUBOR	6.08%	Semi-Annually	01/22/2031	HUF	680,000	(87)	–	(87)
6-MONTH HUF - BUBOR	6.505%	Semi-Annually	01/22/2036	HUF	380,000	(49)	–	(49)
1-DAY THOR	1.3875%	Quarterly	02/23/2031	THB	33,550	(16)	5	(21)
6.88%	3-MONTH BA	Quarterly	03/03/2031	ZAR	60,950	116	47	69
1.1%	1-DAY TONAR	Annually	09/18/2034	JPY	726,000	332	(7)	339
SOFR	4.00%	Annually	09/17/2035	USD	14,700	201	376	(175)
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	2,500	105	(10)	115
1-DAY BROIS	13.3%	Annually	01/02/2031	BRL	29,826	(98)	(1)	(97)
						$(817)	$784	$(1,601)

Percentages are based on Net Assets of $936,762 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $104,251 ($ Thousands), representing 11.1% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.

(E)	Zero coupon security.

(F)	Interest rate represents the security's effective yield at the time of purchase.

(G)	Security is in default on interest payment.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

64	SEI Institutional International Trust

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)(1)	($)
Global Bonds	–	846,430	3,526	849,956
U.S. Treasury Obligations	–	20,089	–	20,089
Loan Participations	–	4,904	3,670	8,574
Purchased Options	623	–	–	623
Total Investments in Securities	623	871,423	7,196	879,242
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(601)	–	–	(601)
Futures Contracts*
Unrealized Appreciation	140	–	–	140
Forward Contracts*
Unrealized Appreciation	–	7,568	–	7,568
Unrealized Depreciation	–	(6,245)	–	(6,245)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	–	–	–
Unrealized Depreciation	–	(162)	–	(162)
Total Return Swaps*
Unrealized Appreciation	–	557	–	557
Unrealized Depreciation	–	(25)	–	(25)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	77	–	77
Interest Rate Swaps*
Unrealized Appreciation	–	2,171	–	2,171
Unrealized Depreciation	–	(3,772)	–	(3,772)
Total Other Financial Instruments	(461)	169	–	(292)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	65

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RSD — Dinar

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

USD — U.S. Dollar

UYU — Uruguayan Peso

VND — Vietnamese Dong

ZAR — South African Rand

Portfolio Abbreviations

ACES — Alternative Credit Enhancement Structure

ADR — American Depositary Receipt

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

ARM — Adjustable Rate Mortgage

BPSW5 — GBP Swap 5 Year

BROIS — Brazil Overnight Index Swap

BURBOR — Budapest Interbank Offered Rate

CETIP — Central Custody and Financial Settlement of Securities

CME — Chicago Mercantile Exchange

CDO — Collateralized Debt Obligation

CMTUSD6Y — Constant Maturity Treasury 6 Year

Cl — Class

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

DAC — Designated Activity Company

EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am

EUAMDB05 — EURIBOR ICE Swap Rate 11:00am

ETF — Exchange-Traded Fund

EURIBOR — Euro London Interbank Offered Rate

EUR003M — EURIBOR 3 Month

EUSA1 — EUR Swap Annual 1 Year

EUSA5 — EUR Swap Annual 5 Year

EUSA6 — EUR Swap Annual 6 Year

EUSA9 — EUR Swap Annual 9 Year

EUSA12 — EUR Swap Annual 12 Year

FEDEF — U.S. Federal Funds Effective Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield

GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield

H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year

H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year

IO — Interest Only — face amount represents notional amount

KWCDC — South Korean Won 3 Month Certificate of Deposit

JIBAR — Johannesburg Interbank Average Rate

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

MIBOR — Mumbai Interbank Offered Rate

MXN TIIE — Mexican Interbank TIIE 28-Day

NIBOR — Norwegian Interbank Offered Rate

NVDR — Non-voting Depository Receipt

OIS — Overnight Index Swap

OTC — Over The Counter

PIK — Payment-in-Kind

PO — Principal Only

PRIBOR — Prague Interbank Offered Rate

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

66	SEI Institutional International Trust

SOFRRATE — U.S. SOFR

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Custom SOFR Index

SONIA — Sterling Overnight Index Average

SONIO/N — SONIA Interest Rate Benchmark

SPDR — Standard & Poor's Depository Receipt

STACR — Structured Agency Credit Risk

TBA — To Be Announced

THOR — Thai Overnight Repurchase Rate

TONAR — Japan Tokyo Overnight Average Rate

TSFR3M— CME Term SOFR 3 Month

TELBOR — Tel Aviv Interbank Offered Rate

US0003M— ICE LIBOR USD 3 Month

USSW5— USD Swap Semi 30/360 5 Year Currency

WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust	67

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,375,958	$1,505,633	$354,511	$879,242
Affiliated investments, at value ††	26,019	18,558	–	–
Cash	31,143	16,247	11,736	30,584
Cash pledged as collateral for futures contracts	1,981	907	1,244	116
Cash pledged as collateral on centrally cleared swap contracts	–	–	3,315	6,808
Cash pledged as collateral on OTC swap contracts	–	–	–	–
Foreign currency, at value †††	5,480	4,871	14,819	4,645
Receivable for fund shares sold	451	283	266	373
Receivable for investment securities sold	2,133	744	1,055	6,041
Dividends and interest receivable	11,747	4,821	3,603	16,585
Unrealized gain on forward foreign currency contracts	–	–	7,667	7,568
Unrealized gain on foreign spot currency contracts	7	–	–	40
OTC Swap contracts, at value ††††	–	–	11	11,286
Foreign tax reclaim receivable	24,293	288	–	–
Receivable for variation margin	133	765	455	5,767
Prepaid expenses	51	22	5	13
Total Assets	3,479,396	1,553,139	398,687	969,068
Liabilities:
Payable for investment securities purchased	67	3,553	6,387	8,000
Payable for fund shares redeemed	2,598	2,411	248	497
OTC Swap contracts, at value ††††	1,768	–	123	10,692
Options written, at value †††††	–	–	–	601
Payable for variation margin	109	–	475	5,211
Administration fees payable	836	219	119	263
Unrealized loss on foreign currency spot contracts	5	1	2	92
Unrealized loss on forward foreign currency contracts	–	–	2,601	6,245
Trustees fees payable	7	197	3	81
Chief compliance officer fees payable	14	6	1	4
Administrative servicing fees payable	4	–	–	–
Shareholder servicing fees payable	660	305	74	182
Investment advisory fees payable	1,516	950	99	299
Accrued expense payable	624	211	103	139
Accrued foreign capital gains tax on appreciated securities	–	1,538	–	–
Total Liabilities	8,208	9,391	10,235	32,306
Net Assets	$3,471,188	$1,543,748	$388,452	$936,762
† Cost of investments	$2,731,780	$1,087,485	$375,334	$863,399
†† Cost of affiliated investments	26,019	18,558	–	–
††† Cost of foreign currency	5,489	4,639	14,785	4,142
†††† Cost (premiums received)	–	–	11	226
††††† Premiums received from written options	–	–	–	608

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands) (Concluded)

March 31, 2026

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$2,486,127	$1,073,701	$452,276	$1,179,282
Total distributable earnings/(loss)	985,061	470,047	(63,824)	(242,520)
Net Assets	$3,471,188	$1,543,748	$388,452	$936,762
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.17	$14.60	$8.85	$9.39
	($3,064,240,559 ÷	($1,388,469,549 ÷	($348,855,169 ÷	($842,678,902 ÷
	232,638,508 shares)	95,115,800 shares)	39,416,846 shares)	89,780,738 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$13.31	N/A	N/A	N/A
	($393,525 ÷
	29,569 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.16	$14.59	$8.92	$9.30
	($406,554,230 ÷	($155,278,464 ÷	($39,597,293 ÷	($94,082,716 ÷
	30,899,779 shares)	10,641,280 shares)	4,437,575 shares)	10,118,324 shares)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	69

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2026

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$40,909	$16,771	$–	$–
Income from affiliated investments(1)	643	258	–	–
Interest income	2,408	228	6,583	36,419
Less: foreign taxes withheld	(6,847)	(2,312)	(81)	(221)
Total Investment Income	37,113	14,945	6,502	36,198
Expenses:
Investment advisory fees	9,211	5,636	574	2,864
Administration fees	5,630	3,037	727	1,814
Shareholder servicing fees — Class F	4,042	1,817	427	1,077
Shareholder servicing fees — Class I	1	–	–	–
Administrative servicing fees — Class I	1	–	–	–
Printing fees	241	107	25	63
Custodian/wire agent fees	192	435	48	179
Professional fees	94	42	9	24
Trustees' fees	52	23	5	14
Registration fees	51	21	5	13
Chief compliance officer fees	14	6	1	4
Proxy fees	7	3	–	2
Other expenses	144	63	42	72
Total Expenses	19,680	11,190	1,863	6,126
Less:
Waiver of investment advisory fees	–	–	–	(1,097)
Waiver of administration fees	(586)	(1,695)	(74)	(258)
Waiver of shareholder servicing fees — Class F	(32)	–	–	–
Net Expenses	19,062	9,495	1,789	4,771
Net Investment Income	18,051	5,450	4,713	31,427
Net Realized Gain (Loss) on:
Investments	372,179	140,169	7,292	23,380
Written options	–	–	–	615
Futures contracts	4,382	2,351	(735)	(72)
Swap contracts	21,082	–	87	1,011
Purchased options and swaptions	–	–	–	847
Capital gains tax	–	(4)	–	–
Foreign currency transactions	(837)	(794)	(6,551)	(2,769)
Forward foreign currency contracts	–	–	4,815	1,310
Net Realized Gain (Loss)	396,806	141,722	4,908	24,322
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(148,354)	(7,541)	(17,310)	(23,650)
Written options	–	–	–	(349)
Futures contracts	(1,384)	(680)	383	159
Purchased options and swaptions	–	–	27	(311)
Swap contracts	188	–	(627)	(3,718)
Foreign capital gains tax on appreciated securities	–	972	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(923)	(169)	(69)	38
Forward foreign currency contracts	–	–	4,811	1,743
Net Change in Unrealized Appreciation (Depreciation)	(150,473)	(7,418)	(12,785)	(26,088)
Net Increase (Decrease) in Net Assets Resulting from Operations	$264,384	$139,754	$(3,164)	$29,661

(1) See Note 5 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	International Equity Fund		Emerging Markets Equity Fund
	2026	2025	2026	2025
Operations:
Net investment income	$18,051	$73,923	$5,450	$26,442
Net realized gain (loss)	396,806	527,983	141,722	107,257
Net change in unrealized appreciation (depreciation)	(150,473)	42,549	(7,418)	118,695
Net Increase in Net Assets Resulting from Operations	264,384	644,455	139,754	252,394
Distributions:
Class F	(484,863)	(329,631)	(59,441)	(39,228)
Class I	(58)	(93)	N/A	N/A
Class Y	(62,762)	(37,136)	(6,748)	(4,098)
Total Dividends	(547,683)	(366,860)	(66,189)	(43,326)
Capital Share Transactions:
Class F:
Proceeds from shares issued	87,952	297,120	41,225	259,967
Reinvestment of dividends & distributions	437,257	299,665	53,755	35,742
Cost of shares redeemed	(480,813)	(1,250,360)	(216,895)	(501,502)
Net Increase (Decrease) from Class F Transactions	44,396	(653,575)	(121,915)	(205,793)
Class I:
Proceeds from shares issued	10	17	N/A	N/A
Reinvestment of dividends & distributions	16	56	N/A	N/A
Cost of shares redeemed	(567)	(156)	N/A	N/A
Net Decrease from Class I Transactions	(541)	(83)	N/A	N/A
Class Y:
Proceeds from shares issued	26,112	63,637	9,177	24,805
Reinvestment of dividends & distributions	54,291	33,685	5,802	3,747
Cost of shares redeemed	(55,378)	(134,270)	(18,321)	(46,156)
Net Increase (Decrease) from Class Y Transactions	25,025	(36,948)	(3,342)	(17,604)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	68,880	(690,606)	(125,257)	(223,397)
Net Decrease in Net Assets	(214,419)	(413,011)	(51,692)	(14,329)
Net Assets:
Beginning of Period	3,685,607	4,098,618	1,595,440	1,609,769
End of Period	$3,471,188	$3,685,607	$1,543,748	$1,595,440
Capital Share Transactions:
Class F:
Shares issued	6,330	23,573	2,800	22,132
Reinvestment of distributions	33,328	26,065	3,818	3,273
Shares redeemed	(34,559)	(98,205)	(14,669)	(42,171)
Total Class F Transactions	5,099	(48,567)	(8,051)	(16,766)
Class I:
Shares issued	1	1	N/A	N/A
Reinvestment of distributions	1	5	N/A	N/A
Shares redeemed	(39)	(11)	N/A	N/A
Total Class I Transactions	(37)	(5)	N/A	N/A
Class Y:
Shares issued	1,879	5,210	615	2,087
Reinvestment of distributions	4,138	2,933	412	343
Shares redeemed	(3,985)	(10,529)	(1,247)	(3,860)
Total Class Y Transactions	2,032	(2,386)	(220)	(1,430)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,094	(50,958)	(8,271)	(18,196)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	71

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	International Fixed Income Fund		Emerging Markets Debt Fund
	2026	2025	2026	2025
Operations:
Net investment income	$4,713	$9,182	$31,427	$64,137
Net realized gain (loss)	4,908	(8,374)	24,322	(12,321)
Net change in unrealized appreciation (depreciation)	(12,785)	6,914	(26,088)	29,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,164)	7,722	29,661	80,853
Distributions:
Class F	(9,242)	–	(26,191)	(56,929)
Class Y	(1,234)	–	(2,926)	(6,010)
Total Dividends	(10,476)	–	(29,117)	(62,939)
Capital Share Transactions:
Class F:
Proceeds from shares issued	42,688	56,033	51,813	77,140
Reinvestment of dividends & distributions	8,577	N/A	23,322	50,563
Cost of shares redeemed	(25,214)	(112,978)	(85,663)	(285,471)
Net Increase (Decrease) from Class F Transactions	26,051	(56,945)	(10,528)	(157,768)
Class Y:
Proceeds from shares issued	6,085	12,059	7,717	10,491
Reinvestment of dividends & distributions	953	–	2,446	5,252
Cost of shares redeemed	(7,631)	(15,921)	(6,780)	(20,846)
Net Increase (Decrease) from Class Y Transactions	(593)	(3,862)	3,383	(5,103)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	25,458	(60,807)	(7,145)	(162,871)
Net Increase (Decrease) in Net Assets	11,818	(53,085)	(6,601)	(144,957)
Net Assets:
Beginning of Period	376,634	429,719	943,363	1,088,320
End of Period	$388,452	$376,634	$936,762	$943,363
Capital Share Transactions:
Class F:
Shares issued	4,716	6,213	5,427	8,745
Reinvestment of distributions	960	–	2,489	5,789
Shares redeemed	(2,783)	(12,631)	(8,983)	(32,473)
Total Class F Transactions	2,893	(6,418)	(1,067)	(17,939)
Class Y:
Shares issued	667	1,323	810	1,198
Reinvestment of distributions	106	–	264	607
Shares redeemed	(838)	(1,766)	(719)	(2,400)
Total Class Y Transactions	(65)	(443)	355	(595)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,828	(6,861)	(712)	(18,534)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

72	SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2026 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F
2026@	$14.37	$0.07	$0.91	$0.98	$(0.44)	$(1.74)	$(2.18)	$13.17	7.25%	$3,064,241	1.07%		1.11%	0.96%	36%
2025	13.33	0.26	2.12	2.38	(0.37)	(0.97)	(1.34)	14.37	20.69	3,269,789	1.09	(2)	1.14	2.06	89
2024	10.87	0.24	2.46	2.70	(0.24)	—	(0.24)	13.33	25.13	3,680,808	1.10		1.10	2.04	72
2023	8.66	0.21	2.18	2.39	(0.18)	—	(0.18)	10.87	27.81	3,415,372	1.10		1.11	1.99	87
2022	13.57	0.21	(3.38)	(3.17)	(0.23)	(1.51)	(1.74)	8.66	(26.82)	3,114,144	1.09		1.09	1.91	108
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08		1.08	1.19	105
Class I
2026@	$14.40	$0.03	$0.94	$0.97	$(0.32)	$(1.74)	$(2.06)	$13.31	7.17%	$394	1.32%		1.35%	0.43%	36%
2025	13.36	0.24	2.11	2.35	(0.34)	(0.97)	(1.31)	14.40	20.34	965	1.34	(3)	1.39	1.85	89
2024	10.90	0.21	2.46	2.67	(0.21)	—	(0.21)	13.36	24.78	961	1.35		1.35	1.78	72
2023	8.67	0.19	2.19	2.38	(0.15)	—	(0.15)	10.90	27.63	929	1.36		1.36	1.76	87
2022	13.59	0.17	(3.38)	(3.21)	(0.20)	(1.51)	(1.71)	8.67	(27.05)	743	1.34		1.34	1.44	108
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33		1.33	0.93	105
Class Y
2026@	$14.37	$0.09	$0.91	$1.00	$(0.47)	$(1.74)	$(2.21)	$13.16	7.43%	$406,554	0.83%		0.86%	1.23%	36%
2025	13.34	0.30	2.11	2.41	(0.41)	(0.97)	(1.38)	14.37	20.96	414,853	0.84	(4)	0.89	2.36	89
2024	10.88	0.28	2.45	2.73	(0.27)	—	(0.27)	13.34	25.42	416,849	0.85		0.85	2.31	72
2023	8.66	0.24	2.19	2.43	(0.21)	—	(0.21)	10.88	28.26	364,957	0.86		0.86	2.26	87
2022	13.58	0.24	(3.39)	(3.15)	(0.26)	(1.51)	(1.77)	8.66	(26.70)	297,968	0.84		0.84	2.17	108
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83		0.83	1.44	105
Emerging Markets Equity Fund
Class F
2026@	$13.99	$0.05	$1.17	$1.22	$(0.52)	$(0.09)	$(0.61)	$14.60	8.89%	$1,388,470	1.20%		1.41%	0.65%	37%
2025	12.17	0.21	1.96	2.17	(0.35)	—	(0.35)	13.99	18.60	1,443,376	1.25	(5)	1.44	1.78	75
2024	10.10	0.19	2.05	2.24	(0.17)	—	(0.17)	12.17	22.43	1,459,994	1.44		1.57	1.72	70
2023	9.18	0.19	0.94	1.13	(0.21)	—	(0.21)	10.10	12.32	1,267,365	1.68		1.78	1.82	95
2022	14.23	0.14	(3.96)	(3.82)	(0.15)	(1.08)	(1.23)	9.18	(29.26)	1,229,709	1.71		1.81	1.21	93
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70		1.80	0.73	100
Class Y
2026@	$14.00	$0.07	$1.16	$1.23	$(0.55)	$(0.09)	$(0.64)	$14.59	9.00%	$155,278	0.95%		1.16%	0.91%	37%
2025	12.19	0.24	1.95	2.19	(0.38)	—	(0.38)	14.00	18.82	152,064	1.00	(6)	1.19	2.05	75
2024	10.11	0.21	2.07	2.28	(0.20)	—	(0.20)	12.19	22.82	149,775	1.19		1.32	1.94	70
2023	9.19	0.21	0.94	1.15	(0.23)	—	(0.23)	10.11	12.63	139,853	1.43		1.53	2.02	95
2022	14.25	0.18	(3.98)	(3.80)	(0.18)	(1.08)	(1.26)	9.19	(29.10)	118,670	1.46		1.56	1.50	93
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45		1.55	0.98	100

@	For the six-month period ended March 31, 2026. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.23%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	73

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2026 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F
2026@	$9.17	$0.11	$(0.18)	$(0.07)	$(0.25)	$—	$(0.25)	$8.85	(0.80)%	$348,855	0.96%		1.00%	2.43%	110%
2025	8.97	0.22	(0.02)	0.20	—	—	—	9.17	2.23	334,968	0.98	(2)	1.06	2.48	87
2024	8.23	0.19	0.55	0.74	—	—	—	8.97	8.99	385,079	1.01		1.04	2.17	167
2023	9.13	0.11	0.05	0.16	(1.05)	(0.01)	(1.06)	8.23	1.88	384,986	1.02		1.06	1.35	44
2022	10.37	0.05	(1.08)	(1.03)	(0.08)	(0.13)	(0.21)	9.13	(10.15)	410,864	1.02		1.07	0.53	47
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02		1.07	0.32	65
Class Y
2026@	$9.25	$0.12	$(0.18)	$(0.06)	$(0.27)	$—	$(0.27)	$8.92	(0.66)%	$39,597	0.71%		0.75%	2.69%	110%
2025	9.03	0.25	(0.03)	0.22	—	—	—	9.25	2.44	41,666	0.73	(3)	0.81	2.71	87
2024	8.27	0.21	0.55	0.76	—	—	—	9.03	9.19	44,640	0.76		0.79	2.41	167
2023	9.16	0.14	0.05	0.19	(1.07)	(0.01)	(1.08)	8.27	2.30	53,870	0.77		0.81	1.59	44
2022	10.41	0.08	(1.10)	(1.02)	(0.10)	(0.13)	(0.23)	9.16	(10.00)	72,269	0.77		0.82	0.78	47
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77		0.82	0.57	65
Emerging Markets Debt Fund
Class F
2026@	$9.38	$0.31	$(0.01)	$0.30	$(0.29)	$—	$(0.29)	$9.39	3.23%	$842,679	1.02%		1.31%	6.56%	41%
2025	9.14	0.61	0.22	0.83	(0.59)	—	(0.59)	9.38	9.75	852,575	1.06	(4)	1.35	6.89	149
2024	8.19	0.53	0.88	1.41	(0.46)	—	(0.46)	9.14	17.75	994,439	1.11		1.38	6.16	103
2023	7.52	0.48	0.51	0.99	(0.32)	—	(0.32)	8.19	13.13	1,102,419	1.30		1.56	5.79	95
2022	10.06	0.40	(2.78)	(2.38)	(0.16)	—	(0.16)	7.52	(24.04)	1,108,531	1.36		1.62	4.52	88
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36		1.61	3.87	91
Class Y
2026@	$9.30	$0.32	$(0.02)	$0.30	$(0.30)	$—	$(0.30)	$9.30	3.28%	$94,083	0.77%		1.06%	6.82%	41%
2025	9.06	0.62	0.23	0.85	(0.61)	—	(0.61)	9.30	10.12	90,788	0.81	(5)	1.10	7.13	149
2024	8.15	0.55	0.86	1.41	(0.50)	—	(0.50)	9.06	17.95	93,881	0.86		1.13	6.43	103
2023	7.49	0.50	0.51	1.01	(0.35)	—	(0.35)	8.15	13.50	92,433	1.05		1.31	6.08	95
2022	10.03	0.42	(2.77)	(2.35)	(0.19)	—	(0.19)	7.49	(23.87)	84,482	1.11		1.37	4.77	88
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11		1.36	4.12	91

@	For the six-month period ended March 31, 2026. All ratios for the period have been annualized.
^	Amount represents less than $0.005.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.04%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.79%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

74	SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

SEI Institutional International Trust	75

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

76	SEI Institutional International Trust

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended March 31, 2026, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

SEI Institutional International Trust	77

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

78	SEI Institutional International Trust

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2026, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2026, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR (Secured Overnight Financing Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

SEI Institutional International Trust	79

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2026, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

80	SEI Institutional International Trust

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

International Fixed Income Fund

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	–	–	–	–
301-400	–	–	430	–	–	430
Greater than 400	–	–	–	–	–	–
Total	$–	$–	$430	$–	$–	$430

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional International Trust	81

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

4. DERIVATIVE CONTRACTS

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Period ended March 31, 2026			Period ended March 31, 2026
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$763	*
	Unrealized appreciation on swaps contracts	–	†	Unrealized depreciation on swaps contracts	1,768	†
Total derivatives not accounted for as hedging instruments		$–			$2,531

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$595	*
Total derivatives not accounted for as hedging instruments		$–			$595

International Fixed Income Fund
Equity contracts	Unrealized appreciation on swaps contracts	$–	†	Unrealized depreciation on swaps contracts	$123	†
Interest rate contracts	Unrealized appreciation on futures contracts	744	*	Unrealized depreciation on futures contracts	588	*
	Unrealized appreciation on swaps contracts	1,362	†	Unrealized depreciation on swaps contracts	1,550	†
Credit Contracts	Unrealized appreciation on swaps contracts	1	†	Unrealized depreciation on swaps contracts	1	†
	Unrealized appreciation on swaps contracts	77	†	Unrealized depreciation on swaps contracts	27	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,667		Unrealized loss on forward foreign currency contracts	2,601
Total derivatives not accounted for as hedging instruments		$9,851			$4,890
Emerging Markets Debt Fund
Equity contracts	Unrealized appreciation on swaps contracts	$557	*	Unrealized depreciation on swaps contracts	$25	*
Interest rate contracts	Unrealized appreciation on futures contracts	140	*	Unrealized depreciation on futures contracts	–	*
	Unrealized appreciation on swaps contracts	2,171	†	Unrealized depreciation on swaps contracts	3,772	†
	Investments, at value**	623		Options written, at value	601
Credit Contracts	Unrealized appreciation on swaps contracts	–	†	Unrealized depreciation on swaps contracts	162	†
	Unrealized appreciation on swaps contracts	77	†	Unrealized depreciation on swaps contracts	–	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,568		Unrealized loss on forward foreign currency contracts	6,245
Total derivatives not accounted for as hedging instruments		$11,136			$10,805

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

**	Includes purchased options.

82	SEI Institutional International Trust

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2026:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Equity contracts	$–	$–	$4,382	$–	$21,082	$25,464
Total	$–	$–	$4,382	$–	$21,082	$25,464

Emerging Markets Equity Fund
Equity contracts	$–	$–	$2,351	$–	$–	$2,351
Total	$–	$–	$2,351	$–	$–	$2,351

International Fixed Income Fund
Interest rate contracts	$–	$–	$(735)	$–	$425	$(310)
Foreign exchange contracts	–	–	–	4,815	–	4,815
Credit contracts	–	–	–	–	(246)	(246)
Equity contracts	–	–	–	–	(92)	(92)
Total	$–	$–	$(735)	$4,815	$87	$4,167

Emerging Markets Debt Fund
Interest rate contracts	$–	$–	$(72)	$–	$1,123	$1,051
Foreign exchange contracts	847	615	–	1,310	–	2,772
Credit contracts	–	–	–	–	(569)	(569)
Equity contracts	–	–	–	–	457	457
Total	$847	$615	$(72)	$1,310	$1,011	$3,711

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Equity contracts	$–	$–	$(1,384)	$–	$188	$(1,196)
Total	$–	$–	$(1,384)	$–	$188	$(1,196)

Emerging Markets Equity Fund
Equity contracts	$–	$–	$(680)	$–	$–	$(680)
Total	$–	$–	$(680)	$–	$–	$(680)

International Fixed Income Fund
Interest rate contracts	$–	$–	$383	$–	$(759)	$(376)
Foreign exchange contracts	–	–	–	4,811	–	4,811
Credit contracts	–	–	–	–	132	132
Equity contracts	27	–	–	–	–	27
Total	$27	$–	$383	$4,811	$(627)	$4,594

Emerging Markets Debt Fund
Interest rate contracts	$–	$–	$159	$–	$(4,676)	$(4,517)
Foreign exchange contracts	(311)	(349)	–	1,743	–	1,083
Credit contracts	–	–	–	–	434	434
Equity contracts	–	–	–	–	524	524
Total	$(311)	$(349)	$159	$1,743	$(3,718)	$(2,476)

SEI Institutional International Trust	83

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

84	SEI Institutional International Trust

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2026 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$133	$–	$133	$109	$–	$109
Emerging Markets Equity Fund	765	–	765	–	–	–
International Fixed Income Fund	52	403	455	116	359	475
Emerging Markets Debt Fund	–	5,767	5,767	17	5,194	5,211

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2026 amounted to $2,509 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2026 amounted to $651 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2026 amounted to $3,513 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2026 amounted to $6,899 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2026 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Equity Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$–	$–	$–	$–	$1,768	$1,768	$(1,768)	$–	$(1,768)
Total Over the Counter	$–	$–	$–	$–	$1,768	$1,768

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$151	$–	$151	$58	$–	$58	$93	$–	$93
Bank of Nova Scotia	–	–	–	12	–	12	(12)	–	(12)
Barclays PLC	212	1	213	177	1	178	35	–	35
BNP Paribas	142	–	142	111	–	111	31	–	31
Brown Brothers Harriman	68	–	68	–	–	–	68	–	68
Citigroup	278	–	278	369	–	369	(91)	–	(91)
Davenport & Company LLC	–	–	–	47	–	47	(47)	–	(47)
Deutsche Bank	143	–	143	41	–	41	102	–	102
Goldman Sachs	144	–	144	214	–	214	(70)	–	(70)
HSBC	148	–	148	140	123	263	(115)	–	(115)
JPMorgan Chase Bank	3,936	–	3,936	1,029	–	1,029	2,907	–	2,907

SEI Institutional International Trust	85

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Midland Walwyn Capital Inc.	$710	$–	$710	$–	$–	$–	$710	$–	$710
Morgan Stanley	141	–	141	89	–	89	52	–	52
NatWest Markets, Inc.	664	–	664	40	–	40	624	–	624
Nomura Securities	–	–	–	11	–	11	(11)	–	(11)
RBS	497	–	497	–	–	–	497	–	497
Santander	20	–	20	–	–	–	20	–	20
Seaport Securities Corporation	–	–	–	77	–	77	(77)	–	(77)
Skandinavisk Enskil	6	–	6	32	–	32	(26)	–	(26)
Standard Chartered	2	–	2	31	–	31	(29)	–	(29)
State Street	14	–	14	48	–	48	(34)	–	(34)
TD Securities	40	–	40	15	–	15	25	–	25
UBS	165	–	165	25	–	25	140	–	140
Wachovia Securities, Inc.	21	–	21	–	–	–	21	–	21
Wells Fargo	165	–	165	35	–	35	130	–	130
Total Over the Counter	$7,667	$1	$7,668	$2,601	$124	$2,725

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$286	$–	$286	$415	$25	$440	$(154)	$–	$(154)
Barclays PLC	172	–	172	79	–	79	93	–	93
BNP Paribas	46	–	46	10	–	10	36	–	36
Citigroup	33	–	33	41	–	41	(8)	–	(8)
Deutsche Bank	1,048	–	1,048	731	–	731	317	–	317
Goldman Sachs	395	–	395	393	–	393	2	–	2
HSBC	88	–	88	196	–	196	(108)	–	(108)
ICBC Financial Services	559	–	559	10	–	10	549	–	549
JPMorgan Chase Bank	3,031	557	3,588	2,261	32	2,293	(1,295)	–	(1,295)
Morgan Stanley	593	–	593	510	130	640	(47)	–	(47)
Nomura Securities	–	–	–	1	–	1	(1)	–	(1)
RBC	6	–	6	–	–	–	6	–	6
SCB Securities	363	–	363	1099	–	1099	(736)	–	(736)
Societe Generale	752	–	752	143	–	143	609	–	609
Standard Bank	186	–	186	233	–	233	(47)	–	(47)
TD Securities	–	–	–	88	–	88	(88)	–	(88)
UBS	8	–	8	29	–	29	(21)	–	(21)
Wells Fargo	2	–	2	6	–	6	(4)	–	(4)
Total Over the Counter	$7,568	$557	$8,125	$6,245	$187	$6,432

^	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Excess collateral pledged is not shown for financial reporting purposes.

86	SEI Institutional International Trust

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended March 31, 2026 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$30,530	$16,543	$55,996	$–
Average Notional Balance Short	–	–	57,713	10,766
Forward Foreign Currency Contracts:
Average Notional Balance Long	$1,411	$1,928	$565,404	$475,034
Average Notional Balance Short	1,413	1,929	563,846	573,480
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	23,233	30,100
Average Notional Balance Sell Protection	–	–	800	–
Total Return Swaps
Average Notional Balance Long	104,816	–	–	2,769
Average Notional Balance Short	–	–	–	6,450
Interest Rate Swaps
Average Notional Balance	–	–	45,708	294,938
Options/Swaptions:
Average Notional Balance Long†	–	–	–	1,078
Average Notional Balance Short†	–	–	–	587

†	Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

SEI Institutional International Trust	87

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	–	1.07%
Class I	0.51%	0.25%	0.25%	1.32%
Class Y	0.51%	–	–	0.82%
Emerging Markets Equity Fund
Class F	0.70%	0.25%	–	1.21%
Class Y	0.70%	–	–	0.96%
International Fixed Income Fund
Class F	0.30%	0.25%	–	0.96%
Class Y	0.30%	–	–	0.71%
Emerging Markets Debt Fund
Class F	0.60%	0.25%	–	1.02%
Class Y	0.60%	–	–	0.77%

The following is a summary of the annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
International Fixed Income Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Debt Fund	0.380%	0.340%	0.280%	0.235%	0.200%

Investment Sub-Advisory Agreements — As of March 31, 2026, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Brown Advisory LLC

Lindsell Train Ltd.

Pzena Investment Management, LLC

Emerging Markets Equity Fund

Aikya Investment Management Limited

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

International Fixed Income Fund

Ardea Investment Management Pty Ltd.

Colchester Global Investors Limited

RBC Global Asset Management (UK) Limited

Emerging Markets Debt Fund

Artisan Partners Limited Partnership

Colchester Global Investors Limited
Grantham, Mayo, Van Otterloo & Co. LLC
Invesco Advisers, Inc.

Marathon Asset Management, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission

(“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six months ended March 31, 2026, were as follows ($ Thousands):

International Equity Fund	$296
Emerging Markets Equity Fund	165

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2026 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

88	SEI Institutional International Trust

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the six months ended March 31, 2026, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2026, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$68,600	$134
Other	1,245,229	577,935	248,512	355,584
Sales
U.S. Government	—	—	52,998	134
Other	1,647,424	764,212	261,938	372,281

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, gains and losses on passive foreign investment companies, certain foreign currency related transactions. The permanent difference that is charged or credited to Paid-in Capital and Distributable Earnings is primarily related to net operating losses and defaulted bond basis adjustments.

	Distributable Earnings (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
International Fixed Income Fund	$3,070	$(3,070)
Emerging Markets Debt Fund	927	(927)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two years were as follows:

SEI Institutional International Trust	89

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026 (Unaudited)

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2025	$116,679	$250,181	$366,860
	2024	80,813	—	80,813
Emerging Markets Equity Fund	2025	43,326	—	43,326
	2024	23,307	—	23,307
International Fixed Income Fund	2025	—	—	—
	2024	—	—	—
Emerging Markets Debt Fund	2025	62,939	—	62,939
	2024	62,318	—	62,318

As of September 30, 2025, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$207,260	$300,818	$—	$—	$—	$760,284	$(2)	$1,268,360
Emerging Markets Equity Fund	51,887	—	(12,712)	—	—	357,308	(1)	396,482
International Fixed Income Fund	—	—	(33,082)	—	(5,962)	(5,246)	(5,894)	(50,184)
Emerging Markets Debt Fund	11,981	—	(265,634)	—	—	36,109	(25,520)	(243,064)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through September 30, 2025, and specified losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

During the year ended September 30, 2025, the Emerging Markets Equity Fund utilized capital loss carryforwards of $85,187 to offset capital losses.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Emerging Markets Equity Fund	12,712	–	12,712
International Fixed Income Fund	9,872	23,210	33,082
Emerging Markets Debt Fund	130,264	135,370	265,634

For Federal income tax purposes, the cost of securities owned at March 31, 2026, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2026, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$2,835,434	$832,926	$(72,642)	$760,284
Emerging Markets Equity Fund	1,221,317	484,815	(127,507)	357,308
International Fixed Income Fund	366,481	13,678	(18,924)	(5,246)
Emerging Markets Debt Fund	868,361	56,561	(20,452)	36,109

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

90	SEI Institutional International Trust

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course, Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United

States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value of liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

SEI Institutional International Trust	91

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2026 (Unaudited)

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2026, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	92.89%	0.36%	56.83%
Emerging Markets Equity Fund	95.07%	–%	64.53%
International Fixed Income Fund	97.72%	–%	98.96%
Emerging Markets Debt Fund	96.54%	–%	69.84%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

92	SEI Institutional International Trust

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2026.

SEI Institutional International Trust	93

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unadited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

94	SEI Institutional International Trust

At the December 8-10, 2025 meeting of the Board, certain Sub-Advisory Agreements were either initially approved or renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, 2026, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Additionally, at the March 31-April 2, 2026 meeting of the Board, certain Sub-Advisory Agreements were initially approved by the Trustees, including a majority of the Independent Trustees. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the renewal or approval of applicable Sub-Advisory Agreements at the March 31-April 2, 2026 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8-10, 2025 meeting. In each case, the Board’s renewal, or initial approval, was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings, as applicable. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

SEI Institutional International Trust	95

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unadited) (Concluded)

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

96	SEI Institutional International Trust

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SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-018 (9/25)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under Investment Company the Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: June 5, 2026

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: June 5, 2026